UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

August 31, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Eaton Vance Georgia Municipal Income Fund

Class A ETGAX

Annual Shareholder Report August 31, 2024

This annual shareholder report contains important information about the Eaton Vance Georgia Municipal Income Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	0.71%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ Security selections and an underweight position in bonds with 22+ years remaining to maturity detracted from Index-relative returns as longer-maturity bonds generally outperformed shorter-maturity bonds during the period

↓ Security selections and an underweight position in the transportation sector, which outperformed the Index, also weighed on Index-relative returns

↓ An overweight position in AA-rated bonds detracted from relative returns as AA-rated bonds generally underperformed lower-rated bonds during the period

↑ An overweight position in the health care sector, which outperformed the Index during the period, contributed to Index-relative returns

↑ An overweight position in 4% coupon bonds, which typically have longer durations than higher-coupon bonds, contributed to Index-relative returns as interest rates generally declined during the period

↑ An out-of-Index allocation to nonrated bonds helped Index-relative returns as lower-rated bonds generally outperformed higher-rated bonds

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Georgia Municipal Bond Index
8/14	$9,675	$10,000	$10,000
9/14	$9,729	$10,010	$10,002
10/14	$9,782	$10,079	$10,065
11/14	$9,756	$10,096	$10,082
12/14	$9,832	$10,147	$10,128
1/15	$9,964	$10,327	$10,294
2/15	$9,914	$10,220	$10,196
3/15	$9,931	$10,250	$10,230
4/15	$9,891	$10,196	$10,181
5/15	$9,885	$10,168	$10,161
6/15	$9,854	$10,159	$10,158
7/15	$9,916	$10,232	$10,233
8/15	$9,942	$10,252	$10,260
9/15	$10,027	$10,327	$10,330
10/15	$10,053	$10,368	$10,360
11/15	$10,115	$10,409	$10,392
12/15	$10,200	$10,482	$10,447
1/16	$10,309	$10,607	$10,562
2/16	$10,286	$10,624	$10,579
3/16	$10,347	$10,658	$10,602
4/16	$10,433	$10,736	$10,669
5/16	$10,459	$10,765	$10,685
6/16	$10,628	$10,936	$10,835
7/16	$10,594	$10,943	$10,845
8/16	$10,632	$10,958	$10,865
9/16	$10,598	$10,903	$10,811
10/16	$10,490	$10,789	$10,722
11/16	$10,130	$10,386	$10,364
12/16	$10,240	$10,508	$10,474
1/17	$10,252	$10,577	$10,538
2/17	$10,314	$10,651	$10,603
3/17	$10,327	$10,674	$10,616
4/17	$10,401	$10,751	$10,683
5/17	$10,549	$10,922	$10,835
6/17	$10,514	$10,883	$10,797
7/17	$10,563	$10,971	$10,868
8/17	$10,652	$11,054	$10,939
9/17	$10,604	$10,998	$10,879
10/17	$10,568	$11,025	$10,903
11/17	$10,520	$10,966	$10,844
12/17	$10,608	$11,081	$10,940
1/18	$10,496	$10,950	$10,825
2/18	$10,471	$10,918	$10,807
3/18	$10,521	$10,958	$10,833
4/18	$10,497	$10,919	$10,798
5/18	$10,599	$11,044	$10,904
6/18	$10,601	$11,053	$10,920
7/18	$10,626	$11,080	$10,939
8/18	$10,650	$11,108	$10,957
9/18	$10,600	$11,037	$10,891
10/18	$10,536	$10,969	$10,836
11/18	$10,651	$11,090	$10,955
12/18	$10,766	$11,223	$11,072
1/19	$10,869	$11,308	$11,154
2/19	$10,907	$11,368	$11,209
3/19	$11,048	$11,548	$11,363
4/19	$11,059	$11,591	$11,402
5/19	$11,186	$11,751	$11,554
6/19	$11,234	$11,794	$11,602
7/19	$11,309	$11,889	$11,689
8/19	$11,461	$12,077	$11,859
9/19	$11,367	$11,980	$11,747
10/19	$11,377	$12,002	$11,774
11/19	$11,387	$12,032	$11,806
12/19	$11,422	$12,068	$11,845
1/20	$11,602	$12,285	$12,049
2/20	$11,729	$12,444	$12,206
3/20	$11,394	$11,992	$11,763
4/20	$11,256	$11,842	$11,651
5/20	$11,595	$12,219	$12,014
6/20	$11,656	$12,319	$12,134
7/20	$11,822	$12,527	$12,322
8/20	$11,762	$12,468	$12,290
9/20	$11,781	$12,470	$12,309
10/20	$11,746	$12,433	$12,280
11/20	$11,899	$12,621	$12,439
12/20	$11,957	$12,697	$12,483
1/21	$12,002	$12,778	$12,545
2/21	$11,830	$12,575	$12,356
3/21	$11,887	$12,653	$12,430
4/21	$11,972	$12,759	$12,513
5/21	$12,001	$12,797	$12,535
6/21	$12,016	$12,832	$12,557
7/21	$12,098	$12,939	$12,655
8/21	$12,059	$12,891	$12,615
9/21	$11,965	$12,798	$12,532
10/21	$11,952	$12,761	$12,487
11/21	$12,035	$12,869	$12,594
12/21	$12,050	$12,890	$12,608
1/22	$11,751	$12,537	$12,285
2/22	$11,686	$12,492	$12,243
3/22	$11,372	$12,087	$11,852
4/22	$11,101	$11,753	$11,549
5/22	$11,228	$11,928	$11,695
6/22	$11,081	$11,732	$11,526
7/22	$11,320	$12,042	$11,809
8/22	$11,090	$11,778	$11,553
9/22	$10,724	$11,326	$11,103
10/22	$10,661	$11,232	$10,995
11/22	$11,086	$11,757	$11,501
12/22	$11,107	$11,791	$11,516
1/23	$11,380	$12,130	$11,845
2/23	$11,153	$11,856	$11,582
3/23	$11,359	$12,119	$11,817
4/23	$11,356	$12,091	$11,818
5/23	$11,254	$11,986	$11,704
6/23	$11,336	$12,106	$11,812
7/23	$11,362	$12,154	$11,856
8/23	$11,246	$11,979	$11,711
9/23	$10,933	$11,628	$11,378
10/23	$10,776	$11,529	$11,298
11/23	$11,446	$12,261	$11,981
12/23	$11,731	$12,546	$12,255
1/24	$11,716	$12,482	$12,184
2/24	$11,702	$12,498	$12,209
3/24	$11,702	$12,497	$12,231
4/24	$11,588	$12,343	$12,099
5/24	$11,574	$12,307	$12,073
6/24	$11,748	$12,495	$12,246
7/24	$11,836	$12,609	$12,385
8/24	$11,894	$12,708	$12,475

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A	5.77%	0.74%	2.09%
Class A with 3.25% Maximum Sales Charge	2.28%	0.09%	1.75%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.42%
Bloomberg Georgia Municipal Bond Index	6.52%	1.02%	2.23%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$122,460,706
# of Portfolio Holdings	96
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$390,911

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Water and Sewer 17.7%
General Obligations 15.3%
Hospital 14.7%
Transportation 9.0%
Education 7.7%
Electric Utilities 7.6%
Special Tax Revenue 7.2%
Industrial Development Revenue 6.0%
Housing 4.8%
Other Revenue 4.7%
Lease Rev./Cert. of Participation 3.8%
Other* 1.5%

Value	Value
OtherFootnote Reference*	1.5%
Lease Rev./Cert. of Participation	3.8%
Other Revenue	4.7%
Housing	4.8%
Industrial Development Revenue	6.0%
Special Tax Revenue	7.2%
Electric Utilities	7.6%
Education	7.7%
Transportation	9.0%
Hospital	14.7%
General Obligations	15.3%
Water and Sewer	17.7%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

AAA
10.5%
AA
60.8%
A
16.9%
BBB
3.6%
BB
0.2%
Not Rated
8.0%

Value	Value
Not Rated	8.0%
BB	0.2%
BBB	3.6%
A	16.9%
AA	60.8%
AAA	10.5%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2024

ETGAX-TSR-AR

Eaton Vance Georgia Municipal Income Fund

Class C ECGAX

Annual Shareholder Report August 31, 2024

This annual shareholder report contains important information about the Eaton Vance Georgia Municipal Income Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$150	1.46%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ Security selections and an underweight position in bonds with 22+ years remaining to maturity detracted from Index-relative returns as longer-maturity bonds generally outperformed shorter-maturity bonds during the period

↓ Security selections and an underweight position in the transportation sector, which outperformed the Index, also weighed on Index-relative returns

↓ An overweight position in AA-rated bonds detracted from relative returns as AA-rated bonds generally underperformed lower-rated bonds during the period

↑ An overweight position in the health care sector, which outperformed the Index during the period, contributed to Index-relative returns

↑ An overweight position in 4% coupon bonds, which typically have longer durations than higher-coupon bonds, contributed to Index-relative returns as interest rates generally declined during the period

↑ An out-of-Index allocation to nonrated bonds helped Index-relative returns as lower-rated bonds generally outperformed higher-rated bonds

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg Municipal Bond Index	Bloomberg Georgia Municipal Bond Index
8/14	$10,000	$10,000	$10,000
9/14	$10,059	$10,010	$10,002
10/14	$10,106	$10,079	$10,065
11/14	$10,077	$10,096	$10,082
12/14	$10,146	$10,147	$10,128
1/15	$10,269	$10,327	$10,294
2/15	$10,216	$10,220	$10,196
3/15	$10,228	$10,250	$10,230
4/15	$10,185	$10,196	$10,181
5/15	$10,175	$10,168	$10,161
6/15	$10,129	$10,159	$10,158
7/15	$10,185	$10,232	$10,233
8/15	$10,205	$10,252	$10,260
9/15	$10,282	$10,327	$10,330
10/15	$10,313	$10,368	$10,360
11/15	$10,357	$10,409	$10,392
12/15	$10,445	$10,482	$10,447
1/16	$10,555	$10,607	$10,562
2/16	$10,529	$10,624	$10,579
3/16	$10,583	$10,658	$10,602
4/16	$10,659	$10,736	$10,669
5/16	$10,668	$10,765	$10,685
6/16	$10,836	$10,936	$10,835
7/16	$10,810	$10,943	$10,845
8/16	$10,841	$10,958	$10,865
9/16	$10,792	$10,903	$10,811
10/16	$10,684	$10,789	$10,722
11/16	$10,302	$10,386	$10,364
12/16	$10,413	$10,508	$10,474
1/17	$10,419	$10,577	$10,538
2/17	$10,474	$10,651	$10,603
3/17	$10,481	$10,674	$10,616
4/17	$10,559	$10,751	$10,683
5/17	$10,694	$10,922	$10,835
6/17	$10,655	$10,883	$10,797
7/17	$10,697	$10,971	$10,868
8/17	$10,776	$11,054	$10,939
9/17	$10,714	$10,998	$10,879
10/17	$10,686	$11,025	$10,903
11/17	$10,612	$10,966	$10,844
12/17	$10,702	$11,081	$10,940
1/18	$10,591	$10,950	$10,825
2/18	$10,552	$10,918	$10,807
3/18	$10,594	$10,958	$10,833
4/18	$10,555	$10,919	$10,798
5/18	$10,658	$11,044	$10,904
6/18	$10,654	$11,053	$10,920
7/18	$10,684	$11,080	$10,939
8/18	$10,691	$11,108	$10,957
9/18	$10,638	$11,037	$10,891
10/18	$10,561	$10,969	$10,836
11/18	$10,665	$11,090	$10,955
12/18	$10,791	$11,223	$11,072
1/19	$10,870	$11,308	$11,154
2/19	$10,913	$11,368	$11,209
3/19	$11,039	$11,548	$11,363
4/19	$11,057	$11,591	$11,402
5/19	$11,170	$11,751	$11,554
6/19	$11,210	$11,794	$11,602
7/19	$11,274	$11,889	$11,689
8/19	$11,422	$12,077	$11,859
9/19	$11,328	$11,980	$11,747
10/19	$11,320	$12,002	$11,774
11/19	$11,324	$12,032	$11,806
12/19	$11,351	$12,068	$11,845
1/20	$11,524	$12,285	$12,049
2/20	$11,637	$12,444	$12,206
3/20	$11,308	$11,992	$11,763
4/20	$11,162	$11,842	$11,651
5/20	$11,495	$12,219	$12,014
6/20	$11,545	$12,319	$12,134
7/20	$11,693	$12,527	$12,322
8/20	$11,631	$12,468	$12,290
9/20	$11,643	$12,470	$12,309
10/20	$11,605	$12,433	$12,280
11/20	$11,753	$12,621	$12,439
12/20	$11,800	$12,697	$12,483
1/21	$11,834	$12,778	$12,545
2/21	$11,658	$12,575	$12,356
3/21	$11,704	$12,653	$12,430
4/21	$11,788	$12,759	$12,513
5/21	$11,797	$12,797	$12,535
6/21	$11,816	$12,832	$12,557
7/21	$11,885	$12,939	$12,655
8/21	$11,842	$12,891	$12,615
9/21	$11,750	$12,798	$12,532
10/21	$11,719	$12,761	$12,487
11/21	$11,801	$12,869	$12,594
12/21	$11,796	$12,890	$12,608
1/22	$11,491	$12,537	$12,285
2/22	$11,425	$12,492	$12,243
3/22	$11,120	$12,087	$11,852
4/22	$10,841	$11,753	$11,549
5/22	$10,964	$11,928	$11,695
6/22	$10,812	$11,732	$11,526
7/22	$11,037	$12,042	$11,809
8/22	$10,809	$11,778	$11,553
9/22	$10,444	$11,326	$11,103
10/22	$10,369	$11,232	$10,995
11/22	$10,789	$11,757	$11,501
12/22	$10,790	$11,791	$11,516
1/23	$11,057	$12,130	$11,845
2/23	$10,821	$11,856	$11,582
3/23	$11,016	$12,119	$11,817
4/23	$11,020	$12,091	$11,818
5/23	$10,910	$11,986	$11,704
6/23	$10,979	$12,106	$11,812
7/23	$10,997	$12,154	$11,856
8/23	$10,874	$11,979	$11,711
9/23	$10,573	$11,628	$11,378
10/23	$10,413	$11,529	$11,298
11/23	$11,052	$12,261	$11,981
12/23	$11,317	$12,546	$12,255
1/24	$11,298	$12,482	$12,184
2/24	$11,281	$12,498	$12,209
3/24	$11,276	$12,497	$12,231
4/24	$11,154	$12,343	$12,099
5/24	$11,136	$12,307	$12,073
6/24	$11,289	$12,495	$12,246
7/24	$11,375	$12,609	$12,385
8/24	$11,593	$12,708	$12,475

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C	4.92%	(0.02)%	1.49%
Class C with 1% Maximum Deferred Sales Charge	3.92%	(0.02)%	1.49%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.42%
Bloomberg Georgia Municipal Bond Index	6.52%	1.02%	2.23%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$122,460,706
# of Portfolio Holdings	96
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$390,911

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	1.5%
Lease Rev./Cert. of Participation	3.8%
Other Revenue	4.7%
Housing	4.8%
Industrial Development Revenue	6.0%
Special Tax Revenue	7.2%
Electric Utilities	7.6%
Education	7.7%
Transportation	9.0%
Hospital	14.7%
General Obligations	15.3%
Water and Sewer	17.7%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	8.0%
BB	0.2%
BBB	3.6%
A	16.9%
AA	60.8%
AAA	10.5%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2024

ECGAX-TSR-AR

Eaton Vance Georgia Municipal Income Fund

Class I EIGAX

Annual Shareholder Report August 31, 2024

This annual shareholder report contains important information about the Eaton Vance Georgia Municipal Income Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	0.51%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ Security selections and an underweight position in bonds with 22+ years remaining to maturity detracted from Index-relative returns as longer-maturity bonds generally outperformed shorter-maturity bonds during the period

↓ Security selections and an underweight position in the transportation sector, which outperformed the Index, also weighed on Index-relative returns

↓ An overweight position in AA-rated bonds detracted from relative returns as AA-rated bonds generally underperformed lower-rated bonds during the period

↑ An overweight position in the health care sector, which outperformed the Index during the period, contributed to Index-relative returns

↑ An overweight position in 4% coupon bonds, which typically have longer durations than higher-coupon bonds, contributed to Index-relative returns as interest rates generally declined during the period

↑ An out-of-Index allocation to nonrated bonds helped Index-relative returns as lower-rated bonds generally outperformed higher-rated bonds

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg Municipal Bond Index	Bloomberg Georgia Municipal Bond Index
8/14	$1,000,000	$1,000,000	$1,000,000
9/14	$1,005,692	$1,001,017	$1,000,177
10/14	$1,011,392	$1,007,880	$1,006,476
11/14	$1,008,914	$1,009,624	$1,008,180
12/14	$1,018,088	$1,014,718	$1,012,821
1/15	$1,030,731	$1,032,703	$1,029,380
2/15	$1,025,718	$1,022,050	$1,019,560
3/15	$1,027,690	$1,025,002	$1,022,954
4/15	$1,024,870	$1,019,624	$1,018,125
5/15	$1,024,417	$1,016,807	$1,016,104
6/15	$1,021,390	$1,015,880	$1,015,754
7/15	$1,028,033	$1,023,239	$1,023,334
8/15	$1,029,666	$1,025,248	$1,025,974
9/15	$1,038,611	$1,032,675	$1,033,024
10/15	$1,041,517	$1,036,780	$1,036,034
11/15	$1,048,115	$1,040,903	$1,039,160
12/15	$1,057,098	$1,048,216	$1,044,731
1/16	$1,069,724	$1,060,723	$1,056,217
2/16	$1,067,571	$1,062,391	$1,057,874
3/16	$1,074,096	$1,065,756	$1,060,207
4/16	$1,083,111	$1,073,593	$1,066,918
5/16	$1,084,766	$1,076,497	$1,068,544
6/16	$1,102,448	$1,093,622	$1,083,519
7/16	$1,100,356	$1,094,290	$1,084,499
8/16	$1,104,514	$1,095,766	$1,086,470
9/16	$1,099,889	$1,090,297	$1,081,102
10/16	$1,090,195	$1,078,859	$1,072,225
11/16	$1,051,828	$1,038,623	$1,036,430
12/16	$1,063,394	$1,050,816	$1,047,389
1/17	$1,066,107	$1,057,744	$1,053,766
2/17	$1,071,397	$1,065,088	$1,060,317
3/17	$1,074,229	$1,067,401	$1,061,555
4/17	$1,082,143	$1,075,146	$1,068,266
5/17	$1,096,403	$1,092,209	$1,083,533
6/17	$1,094,163	$1,088,292	$1,079,725
7/17	$1,099,489	$1,097,097	$1,086,796
8/17	$1,107,651	$1,105,446	$1,093,852
9/17	$1,102,851	$1,099,825	$1,087,902
10/17	$1,100,571	$1,102,510	$1,090,260
11/17	$1,094,459	$1,096,607	$1,084,404
12/17	$1,103,812	$1,108,068	$1,093,958
1/18	$1,093,683	$1,095,023	$1,082,518
2/18	$1,091,257	$1,091,751	$1,080,702
3/18	$1,095,418	$1,095,781	$1,083,254
4/18	$1,093,118	$1,091,870	$1,079,757
5/18	$1,103,864	$1,104,374	$1,090,436
6/18	$1,105,536	$1,105,316	$1,092,020
7/18	$1,108,326	$1,107,998	$1,093,866
8/18	$1,111,113	$1,110,844	$1,095,687
9/18	$1,104,699	$1,103,652	$1,089,146
10/18	$1,098,253	$1,096,856	$1,083,624
11/18	$1,110,466	$1,108,996	$1,095,471
12/18	$1,123,914	$1,122,274	$1,107,194
1/19	$1,133,438	$1,130,758	$1,115,441
2/19	$1,138,960	$1,136,812	$1,120,918
3/19	$1,152,429	$1,154,783	$1,136,285
4/19	$1,155,158	$1,159,123	$1,140,217
5/19	$1,168,554	$1,175,103	$1,155,365
6/19	$1,172,477	$1,179,442	$1,160,154
7/19	$1,180,477	$1,188,947	$1,168,890
8/19	$1,197,853	$1,207,701	$1,185,940
9/19	$1,188,227	$1,198,020	$1,174,713
10/19	$1,188,126	$1,200,167	$1,177,447
11/19	$1,189,391	$1,203,169	$1,180,612
12/19	$1,193,279	$1,206,842	$1,184,520
1/20	$1,212,240	$1,228,525	$1,204,853
2/20	$1,225,680	$1,244,367	$1,220,579
3/20	$1,192,298	$1,199,230	$1,176,257
4/20	$1,176,711	$1,184,180	$1,165,066
5/20	$1,213,677	$1,221,850	$1,201,434
6/20	$1,218,807	$1,231,906	$1,213,391
7/20	$1,236,366	$1,252,655	$1,232,219
8/20	$1,230,295	$1,246,777	$1,228,969
9/20	$1,232,545	$1,247,042	$1,230,853
10/20	$1,230,523	$1,243,296	$1,227,983
11/20	$1,245,333	$1,262,058	$1,243,852
12/20	$1,251,608	$1,269,746	$1,248,279
1/21	$1,256,458	$1,277,837	$1,254,512
2/21	$1,238,747	$1,257,534	$1,235,590
3/21	$1,244,858	$1,265,290	$1,242,971
4/21	$1,253,928	$1,275,903	$1,251,337
5/21	$1,257,273	$1,279,709	$1,253,505
6/21	$1,258,997	$1,283,223	$1,255,692
7/21	$1,267,821	$1,293,866	$1,265,514
8/21	$1,265,306	$1,289,118	$1,261,453
9/21	$1,255,712	$1,279,814	$1,253,173
10/21	$1,253,173	$1,276,072	$1,248,734
11/21	$1,263,517	$1,286,935	$1,259,428
12/21	$1,263,878	$1,289,012	$1,260,803
1/22	$1,232,769	$1,253,728	$1,228,455
2/22	$1,226,119	$1,249,236	$1,224,324
3/22	$1,193,506	$1,208,739	$1,185,221
4/22	$1,165,329	$1,175,306	$1,154,927
5/22	$1,178,838	$1,192,765	$1,169,501
6/22	$1,163,682	$1,173,230	$1,152,554
7/22	$1,188,899	$1,204,229	$1,180,860
8/22	$1,165,005	$1,177,836	$1,155,278
9/22	$1,126,795	$1,132,630	$1,110,341
10/22	$1,120,432	$1,123,211	$1,099,504
11/22	$1,166,584	$1,175,747	$1,150,050
12/22	$1,167,547	$1,179,113	$1,151,615
1/23	$1,197,843	$1,212,983	$1,184,520
2/23	$1,172,787	$1,185,555	$1,158,207
3/23	$1,194,597	$1,211,860	$1,181,722
4/23	$1,195,916	$1,209,092	$1,181,848
5/23	$1,183,968	$1,198,614	$1,170,427
6/23	$1,192,803	$1,210,621	$1,181,196
7/23	$1,195,712	$1,215,410	$1,185,601
8/23	$1,183,796	$1,197,913	$1,171,129
9/23	$1,151,106	$1,162,804	$1,137,786
10/23	$1,134,798	$1,152,908	$1,129,814
11/23	$1,205,357	$1,226,096	$1,198,080
12/23	$1,235,559	$1,254,593	$1,225,505
1/24	$1,234,207	$1,248,186	$1,218,391
2/24	$1,234,446	$1,249,789	$1,220,927
3/24	$1,234,673	$1,249,749	$1,223,117
4/24	$1,221,311	$1,234,271	$1,209,935
5/24	$1,221,560	$1,230,651	$1,207,314
6/24	$1,238,638	$1,249,514	$1,224,586
7/24	$1,248,090	$1,260,903	$1,238,469
8/24	$1,254,395	$1,270,847	$1,247,529

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class I	5.97%	0.93%	2.29%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.42%
Bloomberg Georgia Municipal Bond Index	6.52%	1.02%	2.23%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$122,460,706
# of Portfolio Holdings	96
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$390,911

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	1.5%
Lease Rev./Cert. of Participation	3.8%
Other Revenue	4.7%
Housing	4.8%
Industrial Development Revenue	6.0%
Special Tax Revenue	7.2%
Electric Utilities	7.6%
Education	7.7%
Transportation	9.0%
Hospital	14.7%
General Obligations	15.3%
Water and Sewer	17.7%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	8.0%
BB	0.2%
BBB	3.6%
A	16.9%
AA	60.8%
AAA	10.5%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2024

EIGAX-TSR-AR

Eaton Vance Maryland Municipal Income Fund

Class A ETMDX

Annual Shareholder Report August 31, 2024

This annual shareholder report contains important information about the Eaton Vance Maryland Municipal Income Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	0.73%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ Security selections and an overweight position in the health care sector, which outperformed the Index during the period, contributed to Fund returns

↑ Security selections and an overweight position in 4% coupon bonds, which typically have longer durations than higher-coupon bonds, contributed to Index-relative returns as interest rates generally declined and bond prices rose during the period

↑ An overweight position in bonds with 17+ years remaining to maturity helped returns as longer-maturity bonds outperformed shorter-maturity bonds

↓ An out-of-Index position in variable-rate demand notes -- typically considered a defensive investment -- detracted from Index-relative returns as interest rates generally declined during the period

↓ An underweight position in the industrial development revenue sector -- the best-performing sector within the Index -- detracted from relative returns

↓ Security selections in BBB-rated bonds detracted from Fund performance versus the Index during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Maryland Municipal Bond Index
8/14	$9,675	$10,000	$10,000
9/14	$9,692	$10,010	$9,997
10/14	$9,752	$10,079	$10,052
11/14	$9,749	$10,096	$10,071
12/14	$9,788	$10,147	$10,101
1/15	$9,923	$10,327	$10,256
2/15	$9,855	$10,220	$10,164
3/15	$9,872	$10,250	$10,191
4/15	$9,835	$10,196	$10,143
5/15	$9,808	$10,168	$10,123
6/15	$9,804	$10,159	$10,119
7/15	$9,842	$10,232	$10,184
8/15	$9,880	$10,252	$10,207
9/15	$9,919	$10,327	$10,278
10/15	$9,957	$10,368	$10,312
11/15	$9,996	$10,409	$10,331
12/15	$10,066	$10,482	$10,383
1/16	$10,149	$10,607	$10,505
2/16	$10,142	$10,624	$10,528
3/16	$10,182	$10,658	$10,542
4/16	$10,252	$10,736	$10,602
5/16	$10,264	$10,765	$10,611
6/16	$10,377	$10,936	$10,753
7/16	$10,368	$10,943	$10,765
8/16	$10,394	$10,958	$10,781
9/16	$10,362	$10,903	$10,736
10/16	$10,296	$10,789	$10,653
11/16	$10,013	$10,386	$10,326
12/16	$10,097	$10,508	$10,423
1/17	$10,145	$10,577	$10,488
2/17	$10,195	$10,651	$10,557
3/17	$10,210	$10,674	$10,570
4/17	$10,260	$10,751	$10,645
5/17	$10,382	$10,922	$10,779
6/17	$10,351	$10,883	$10,744
7/17	$10,410	$10,971	$10,816
8/17	$10,469	$11,054	$10,880
9/17	$10,423	$10,998	$10,814
10/17	$10,423	$11,025	$10,832
11/17	$10,378	$10,966	$10,762
12/17	$10,462	$11,081	$10,863
1/18	$10,356	$10,950	$10,744
2/18	$10,332	$10,918	$10,718
3/18	$10,368	$10,958	$10,746
4/18	$10,333	$10,919	$10,705
5/18	$10,429	$11,044	$10,819
6/18	$10,431	$11,053	$10,827
7/18	$10,466	$11,080	$10,851
8/18	$10,467	$11,108	$10,867
9/18	$10,407	$11,037	$10,805
10/18	$10,346	$10,969	$10,743
11/18	$10,443	$11,090	$10,872
12/18	$10,539	$11,223	$11,007
1/19	$10,600	$11,308	$11,095
2/19	$10,649	$11,368	$11,144
3/19	$10,808	$11,548	$11,286
4/19	$10,832	$11,591	$11,313
5/19	$10,954	$11,751	$11,449
6/19	$10,990	$11,794	$11,483
7/19	$11,074	$11,889	$11,581
8/19	$11,244	$12,077	$11,741
9/19	$11,169	$11,980	$11,636
10/19	$11,165	$12,002	$11,672
11/19	$11,185	$12,032	$11,697
12/19	$11,206	$12,068	$11,733
1/20	$11,389	$12,285	$11,925
2/20	$11,535	$12,444	$12,049
3/20	$11,131	$11,992	$11,782
4/20	$10,826	$11,842	$11,680
5/20	$11,188	$12,219	$12,055
6/20	$11,299	$12,319	$12,067
7/20	$11,485	$12,527	$12,245
8/20	$11,430	$12,468	$12,174
9/20	$11,438	$12,470	$12,184
10/20	$11,406	$12,433	$12,139
11/20	$11,592	$12,621	$12,299
12/20	$11,674	$12,697	$12,335
1/21	$11,757	$12,778	$12,377
2/21	$11,583	$12,575	$12,191
3/21	$11,613	$12,653	$12,233
4/21	$11,706	$12,759	$12,331
5/21	$11,772	$12,797	$12,357
6/21	$11,800	$12,832	$12,371
7/21	$11,905	$12,939	$12,473
8/21	$11,869	$12,891	$12,426
9/21	$11,768	$12,798	$12,319
10/21	$11,744	$12,761	$12,296
11/21	$11,850	$12,869	$12,395
12/21	$11,852	$12,890	$12,411
1/22	$11,581	$12,537	$12,069
2/22	$11,533	$12,492	$12,044
3/22	$11,171	$12,087	$11,671
4/22	$10,849	$11,753	$11,373
5/22	$10,997	$11,928	$11,538
6/22	$10,795	$11,732	$11,385
7/22	$11,075	$12,042	$11,674
8/22	$10,817	$11,778	$11,427
9/22	$10,403	$11,326	$10,991
10/22	$10,330	$11,232	$10,918
11/22	$10,799	$11,757	$11,387
12/22	$10,780	$11,791	$11,428
1/23	$11,107	$12,130	$11,729
2/23	$10,838	$11,856	$11,466
3/23	$11,073	$12,119	$11,724
4/23	$11,056	$12,091	$11,690
5/23	$10,960	$11,986	$11,563
6/23	$11,052	$12,106	$11,665
7/23	$11,090	$12,154	$11,706
8/23	$10,972	$11,979	$11,539
9/23	$10,639	$11,628	$11,182
10/23	$10,492	$11,529	$11,101
11/23	$11,158	$12,261	$11,781
12/23	$11,472	$12,546	$12,036
1/24	$11,459	$12,482	$11,955
2/24	$11,461	$12,498	$11,972
3/24	$11,462	$12,497	$11,973
4/24	$11,341	$12,343	$11,819
5/24	$11,329	$12,307	$11,773
6/24	$11,510	$12,495	$11,943
7/24	$11,595	$12,609	$12,051
8/24	$11,662	$12,708	$12,157

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A	6.34%	0.74%	1.89%
Class A with 3.25% Maximum Sales Charge	2.92%	0.09%	1.55%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.42%
Bloomberg Maryland Municipal Bond Index	5.36%	0.70%	1.97%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$84,537,545
# of Portfolio Holdings	87
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$244,106

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

General Obligations
21.1%
Hospital
18.1%
Housing
15.0%
Transportation
11.8%
Special Tax Revenue
10.4%
Education
8.0%
Lease Rev./Cert. of Participation
4.7%
Senior Living/Life Care
3.5%
Other*
7.4%

Value	Value
OtherFootnote Reference*	7.4%
Senior Living/Life Care	3.5%
Lease Rev./Cert. of Participation	4.7%
Education	8.0%
Special Tax Revenue	10.4%
Transportation	11.8%
Housing	15.0%
Hospital	18.1%
General Obligations	21.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

AAA
21.4%
AA
36.6%
A
23.2%
BBB
9.8%
BB
1.4%
Not Rated
7.6%

Value	Value
Not Rated	7.6%
BB	1.4%
BBB	9.8%
A	23.2%
AA	36.6%
AAA	21.4%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2024

ETMDX-TSR-AR

Eaton Vance Maryland Municipal Income Fund

Class C ECMDX

Annual Shareholder Report August 31, 2024

This annual shareholder report contains important information about the Eaton Vance Maryland Municipal Income Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$152	1.48%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An out-of-Index position in variable-rate demand notes -- typically considered a defensive investment -- detracted from Index-relative returns as interest rates generally declined during the period

↓ An underweight position in the industrial development revenue sector -- the best-performing sector within the Index -- detracted from relative returns

↓ Security selections in BBB-rated bonds detracted from Fund performance versus the Index during the period

↑ Security selections and an overweight position in the health care sector, which outperformed the Index during the period, contributed to Fund returns

↑ Security selections and an overweight position in 4% coupon bonds, which typically have longer durations than higher-coupon bonds, contributed to Index-relative returns as interest rates generally declined and bond prices rose during the period

↑ An overweight position in bonds with 17+ years remaining to maturity helped returns as longer-maturity bonds outperformed shorter-maturity bonds

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg Municipal Bond Index	Bloomberg Maryland Municipal Bond Index
8/14	$10,000	$10,000	$10,000
9/14	$10,013	$10,010	$9,997
10/14	$10,066	$10,079	$10,052
11/14	$10,059	$10,096	$10,071
12/14	$10,092	$10,147	$10,101
1/15	$10,226	$10,327	$10,256
2/15	$10,137	$10,220	$10,164
3/15	$10,149	$10,250	$10,191
4/15	$10,111	$10,196	$10,143
5/15	$10,071	$10,168	$10,123
6/15	$10,073	$10,159	$10,119
7/15	$10,105	$10,232	$10,184
8/15	$10,137	$10,252	$10,207
9/15	$10,159	$10,327	$10,278
10/15	$10,191	$10,368	$10,312
11/15	$10,234	$10,409	$10,331
12/15	$10,296	$10,482	$10,383
1/16	$10,380	$10,607	$10,505
2/16	$10,359	$10,624	$10,528
3/16	$10,392	$10,658	$10,542
4/16	$10,465	$10,736	$10,602
5/16	$10,463	$10,765	$10,611
6/16	$10,586	$10,936	$10,753
7/16	$10,563	$10,943	$10,765
8/16	$10,583	$10,958	$10,781
9/16	$10,538	$10,903	$10,736
10/16	$10,472	$10,789	$10,653
11/16	$10,183	$10,386	$10,326
12/16	$10,256	$10,508	$10,423
1/17	$10,297	$10,577	$10,488
2/17	$10,339	$10,651	$10,557
3/17	$10,349	$10,674	$10,570
4/17	$10,392	$10,751	$10,645
5/17	$10,511	$10,922	$10,779
6/17	$10,467	$10,883	$10,744
7/17	$10,528	$10,971	$10,816
8/17	$10,579	$11,054	$10,880
9/17	$10,531	$10,998	$10,814
10/17	$10,516	$11,025	$10,832
11/17	$10,458	$10,966	$10,762
12/17	$10,543	$11,081	$10,863
1/18	$10,440	$10,950	$10,744
2/18	$10,392	$10,918	$10,718
3/18	$10,432	$10,958	$10,746
4/18	$10,384	$10,919	$10,705
5/18	$10,479	$11,044	$10,819
6/18	$10,476	$11,053	$10,827
7/18	$10,504	$11,080	$10,851
8/18	$10,501	$11,108	$10,867
9/18	$10,430	$11,037	$10,805
10/18	$10,358	$10,969	$10,743
11/18	$10,454	$11,090	$10,872
12/18	$10,548	$11,223	$11,007
1/19	$10,599	$11,308	$11,095
2/19	$10,640	$11,368	$11,144
3/19	$10,792	$11,548	$11,286
4/19	$10,810	$11,591	$11,313
5/19	$10,928	$11,751	$11,449
6/19	$10,956	$11,794	$11,483
7/19	$11,038	$11,889	$11,581
8/19	$11,189	$12,077	$11,741
9/19	$11,115	$11,980	$11,636
10/19	$11,106	$12,002	$11,672
11/19	$11,108	$12,032	$11,697
12/19	$11,121	$12,068	$11,733
1/20	$11,294	$12,285	$11,925
2/20	$11,444	$12,444	$12,049
3/20	$11,026	$11,992	$11,782
4/20	$10,722	$11,842	$11,680
5/20	$11,068	$12,219	$12,055
6/20	$11,176	$12,319	$12,067
7/20	$11,350	$12,527	$12,245
8/20	$11,294	$12,468	$12,174
9/20	$11,296	$12,470	$12,184
10/20	$11,262	$12,433	$12,139
11/20	$11,424	$12,621	$12,299
12/20	$11,505	$12,697	$12,335
1/21	$11,573	$12,778	$12,377
2/21	$11,400	$12,575	$12,191
3/21	$11,421	$12,653	$12,233
4/21	$11,511	$12,759	$12,331
5/21	$11,564	$12,797	$12,357
6/21	$11,595	$12,832	$12,371
7/21	$11,684	$12,939	$12,473
8/21	$11,633	$12,891	$12,426
9/21	$11,537	$12,798	$12,319
10/21	$11,509	$12,761	$12,296
11/21	$11,599	$12,869	$12,395
12/21	$11,594	$12,890	$12,411
1/22	$11,322	$12,537	$12,069
2/22	$11,262	$12,492	$12,044
3/22	$10,909	$12,087	$11,671
4/22	$10,592	$11,753	$11,373
5/22	$10,719	$11,928	$11,538
6/22	$10,510	$11,732	$11,385
7/22	$10,790	$12,042	$11,674
8/22	$10,531	$11,778	$11,427
9/22	$10,110	$11,326	$10,991
10/22	$10,040	$11,232	$10,918
11/22	$10,501	$11,757	$11,387
12/22	$10,467	$11,791	$11,428
1/23	$10,776	$12,130	$11,729
2/23	$10,509	$11,856	$11,466
3/23	$10,724	$12,119	$11,724
4/23	$10,705	$12,091	$11,690
5/23	$10,614	$11,986	$11,563
6/23	$10,692	$12,106	$11,665
7/23	$10,708	$12,154	$11,706
8/23	$10,599	$11,979	$11,539
9/23	$10,277	$11,628	$11,182
10/23	$10,119	$11,529	$11,101
11/23	$10,763	$12,261	$11,781
12/23	$11,048	$12,546	$12,036
1/24	$11,045	$12,482	$11,955
2/24	$11,030	$12,498	$11,972
3/24	$11,026	$12,497	$11,973
4/24	$10,890	$12,343	$11,819
5/24	$10,875	$12,307	$11,773
6/24	$11,043	$12,495	$11,943
7/24	$11,125	$12,609	$12,051
8/24	$11,358	$12,708	$12,157

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C	5.51%	(0.01)%	1.28%
Class C with 1% Maximum Deferred Sales Charge	4.51%	(0.01)%	1.28%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.42%
Bloomberg Maryland Municipal Bond Index	5.36%	0.70%	1.97%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$84,537,545
# of Portfolio Holdings	87
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$244,106

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	7.4%
Senior Living/Life Care	3.5%
Lease Rev./Cert. of Participation	4.7%
Education	8.0%
Special Tax Revenue	10.4%
Transportation	11.8%
Housing	15.0%
Hospital	18.1%
General Obligations	21.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	7.6%
BB	1.4%
BBB	9.8%
A	23.2%
AA	36.6%
AAA	21.4%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2024

ECMDX-TSR-AR

Eaton Vance Maryland Municipal Income Fund

Class I EIMDX

Annual Shareholder Report August 31, 2024

This annual shareholder report contains important information about the Eaton Vance Maryland Municipal Income Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$55	0.53%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ Security selections and an overweight position in the health care sector, which outperformed the Index during the period, contributed to Fund returns

↑ Security selections and an overweight position in 4% coupon bonds, which typically have longer durations than higher-coupon bonds, contributed to Index-relative returns as interest rates generally declined and bond prices rose during the period

↑ An overweight position in bonds with 17+ years remaining to maturity helped returns as longer-maturity bonds outperformed shorter-maturity bonds

↓ An out-of-Index position in variable-rate demand notes -- typically considered a defensive investment -- detracted from Index-relative returns as interest rates generally declined during the period

↓ An underweight position in the industrial development revenue sector -- the best-performing sector within the Index -- detracted from relative returns

↓ Security selections in BBB-rated bonds detracted from Fund performance versus the Index during the period

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg Municipal Bond Index	Bloomberg Maryland Municipal Bond Index
8/14	$1,000,000	$1,000,000	$1,000,000
9/14	$1,001,960	$1,001,017	$999,750
10/14	$1,008,317	$1,007,880	$1,005,167
11/14	$1,008,132	$1,009,624	$1,007,082
12/14	$1,012,356	$1,014,718	$1,010,089
1/15	$1,026,509	$1,032,703	$1,025,621
2/15	$1,019,574	$1,022,050	$1,016,394
3/15	$1,021,537	$1,025,002	$1,019,060
4/15	$1,017,928	$1,019,624	$1,014,310
5/15	$1,015,332	$1,016,807	$1,012,322
6/15	$1,015,015	$1,015,880	$1,011,910
7/15	$1,019,152	$1,023,239	$1,018,363
8/15	$1,023,240	$1,025,248	$1,020,687
9/15	$1,027,442	$1,032,675	$1,027,782
10/15	$1,031,580	$1,036,780	$1,031,223
11/15	$1,035,754	$1,040,903	$1,033,129
12/15	$1,043,191	$1,048,216	$1,038,261
1/16	$1,051,934	$1,060,723	$1,050,504
2/16	$1,051,436	$1,062,391	$1,052,819
3/16	$1,055,665	$1,065,756	$1,054,153
4/16	$1,063,141	$1,073,593	$1,060,163
5/16	$1,064,521	$1,076,497	$1,061,077
6/16	$1,076,409	$1,093,622	$1,075,323
7/16	$1,075,694	$1,094,290	$1,076,508
8/16	$1,078,552	$1,095,766	$1,078,096
9/16	$1,075,430	$1,090,297	$1,073,649
10/16	$1,068,768	$1,078,859	$1,065,334
11/16	$1,039,697	$1,038,623	$1,032,639
12/16	$1,048,486	$1,050,816	$1,042,299
1/17	$1,053,732	$1,057,744	$1,048,775
2/17	$1,059,059	$1,065,088	$1,055,701
3/17	$1,060,814	$1,067,401	$1,056,978
4/17	$1,066,200	$1,075,146	$1,064,538
5/17	$1,078,948	$1,092,209	$1,077,906
6/17	$1,075,953	$1,088,292	$1,074,437
7/17	$1,082,275	$1,097,097	$1,081,562
8/17	$1,088,576	$1,105,446	$1,088,039
9/17	$1,083,988	$1,099,825	$1,081,398
10/17	$1,084,220	$1,102,510	$1,083,185
11/17	$1,079,656	$1,096,607	$1,076,192
12/17	$1,088,577	$1,108,068	$1,086,315
1/18	$1,077,793	$1,095,023	$1,074,422
2/18	$1,075,444	$1,091,751	$1,071,768
3/18	$1,079,373	$1,095,781	$1,074,591
4/18	$1,075,920	$1,091,870	$1,070,503
5/18	$1,086,100	$1,104,374	$1,081,899
6/18	$1,086,454	$1,105,316	$1,082,712
7/18	$1,090,366	$1,107,998	$1,085,099
8/18	$1,090,653	$1,110,844	$1,086,705
9/18	$1,084,586	$1,103,652	$1,080,530
10/18	$1,078,419	$1,096,856	$1,074,273
11/18	$1,087,433	$1,108,996	$1,087,181
12/18	$1,098,876	$1,122,274	$1,100,672
1/19	$1,105,362	$1,130,758	$1,109,532
2/19	$1,110,645	$1,136,812	$1,114,359
3/19	$1,127,403	$1,154,783	$1,128,613
4/19	$1,130,148	$1,159,123	$1,131,266
5/19	$1,143,032	$1,175,103	$1,144,868
6/19	$1,146,961	$1,179,442	$1,148,275
7/19	$1,155,864	$1,188,947	$1,158,116
8/19	$1,173,862	$1,207,701	$1,174,130
9/19	$1,166,196	$1,198,020	$1,163,610
10/19	$1,166,000	$1,200,167	$1,167,200
11/19	$1,166,999	$1,203,169	$1,169,719
12/19	$1,169,341	$1,206,842	$1,173,275
1/20	$1,189,890	$1,228,525	$1,192,461
2/20	$1,205,327	$1,244,367	$1,204,944
3/20	$1,163,385	$1,199,230	$1,178,216
4/20	$1,131,843	$1,184,180	$1,168,039
5/20	$1,169,777	$1,221,850	$1,205,505
6/20	$1,181,567	$1,231,906	$1,206,749
7/20	$1,201,104	$1,252,655	$1,224,500
8/20	$1,195,562	$1,246,777	$1,217,368
9/20	$1,196,589	$1,247,042	$1,218,437
10/20	$1,193,531	$1,243,296	$1,213,863
11/20	$1,211,744	$1,262,058	$1,229,946
12/20	$1,221,919	$1,269,746	$1,233,513
1/21	$1,229,399	$1,277,837	$1,237,742
2/21	$1,212,844	$1,257,534	$1,219,058
3/21	$1,216,149	$1,265,290	$1,223,275
4/21	$1,226,075	$1,275,903	$1,233,055
5/21	$1,233,223	$1,279,709	$1,235,650
6/21	$1,236,376	$1,283,223	$1,237,068
7/21	$1,247,560	$1,293,866	$1,247,288
8/21	$1,243,933	$1,289,118	$1,242,580
9/21	$1,233,603	$1,279,814	$1,231,942
10/21	$1,231,340	$1,276,072	$1,229,603
11/21	$1,242,652	$1,286,935	$1,239,475
12/21	$1,243,033	$1,289,012	$1,241,122
1/22	$1,214,909	$1,253,728	$1,206,941
2/22	$1,208,712	$1,249,236	$1,204,434
3/22	$1,172,371	$1,208,739	$1,167,085
4/22	$1,138,859	$1,175,306	$1,137,281
5/22	$1,153,222	$1,192,765	$1,153,847
6/22	$1,132,191	$1,173,230	$1,138,515
7/22	$1,163,075	$1,204,229	$1,167,404
8/22	$1,136,266	$1,177,836	$1,142,702
9/22	$1,091,682	$1,132,630	$1,099,110
10/22	$1,084,280	$1,123,211	$1,091,769
11/22	$1,135,026	$1,175,747	$1,138,677
12/22	$1,133,232	$1,179,113	$1,142,846
1/23	$1,167,625	$1,212,983	$1,172,857
2/23	$1,139,605	$1,185,555	$1,146,559
3/23	$1,163,065	$1,211,860	$1,172,428
4/23	$1,162,941	$1,209,092	$1,168,959
5/23	$1,153,001	$1,198,614	$1,156,274
6/23	$1,162,866	$1,210,621	$1,166,516
7/23	$1,165,640	$1,215,410	$1,170,627
8/23	$1,153,441	$1,197,913	$1,153,868
9/23	$1,120,106	$1,162,804	$1,118,249
10/23	$1,103,457	$1,152,908	$1,110,086
11/23	$1,175,000	$1,226,096	$1,178,064
12/23	$1,208,198	$1,254,593	$1,203,596
1/24	$1,207,098	$1,248,186	$1,195,461
2/24	$1,207,452	$1,249,789	$1,197,192
3/24	$1,207,816	$1,249,749	$1,197,292
4/24	$1,193,796	$1,234,271	$1,181,854
5/24	$1,192,747	$1,230,651	$1,177,313
6/24	$1,213,501	$1,249,514	$1,194,331
7/24	$1,222,643	$1,260,903	$1,205,085
8/24	$1,230,338	$1,270,847	$1,215,666

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class I	6.67%	0.94%	2.09%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.42%
Bloomberg Maryland Municipal Bond Index	5.36%	0.70%	1.97%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$84,537,545
# of Portfolio Holdings	87
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$244,106

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	7.4%
Senior Living/Life Care	3.5%
Lease Rev./Cert. of Participation	4.7%
Education	8.0%
Special Tax Revenue	10.4%
Transportation	11.8%
Housing	15.0%
Hospital	18.1%
General Obligations	21.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	7.6%
BB	1.4%
BBB	9.8%
A	23.2%
AA	36.6%
AAA	21.4%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2024

EIMDX-TSR-AR

Eaton Vance Missouri Municipal Income Fund

Class A ETMOX

Annual Shareholder Report August 31, 2024

This annual shareholder report contains important information about the Eaton Vance Missouri Municipal Income Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	0.71%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An underweight position in the industrial development revenue sector -- the best-performing sector within the Index -- detracted from relative returns

↓ An overweight position in AA-rated bonds detracted from relative returns as AA-rated bonds generally underperformed lower-rated bonds during the period

↓ Security selections in zero-coupon bonds detracted from Index-relative returns during the period

↑ Security selections and an overweight position in the health care sector, which outperformed the Index during the period, contributed to Fund returns

↑ An overweight position in 4% coupon bonds, which typically have longer durations than higher-coupon bonds, contributed to Index-relative returns as interest rates generally declined and bond prices rose during the period

↑ An out-of-Index allocation to taxable municipal bonds, which generally outperformed tax-exempt municipal bonds, contributed to Index-relative returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Missouri Municipal Bond Index
8/14	$9,675	$10,000	$10,000
9/14	$9,703	$10,010	$10,001
10/14	$9,762	$10,079	$10,065
11/14	$9,761	$10,096	$10,092
12/14	$9,830	$10,147	$10,133
1/15	$9,982	$10,327	$10,314
2/15	$9,888	$10,220	$10,216
3/15	$9,918	$10,250	$10,239
4/15	$9,865	$10,196	$10,188
5/15	$9,853	$10,168	$10,185
6/15	$9,800	$10,159	$10,175
7/15	$9,861	$10,232	$10,252
8/15	$9,891	$10,252	$10,277
9/15	$9,963	$10,327	$10,352
10/15	$10,004	$10,368	$10,379
11/15	$10,045	$10,409	$10,413
12/15	$10,129	$10,482	$10,474
1/16	$10,233	$10,607	$10,601
2/16	$10,242	$10,624	$10,623
3/16	$10,283	$10,658	$10,664
4/16	$10,345	$10,736	$10,739
5/16	$10,375	$10,765	$10,765
6/16	$10,555	$10,936	$10,953
7/16	$10,553	$10,943	$10,950
8/16	$10,615	$10,958	$10,968
9/16	$10,580	$10,903	$10,907
10/16	$10,501	$10,789	$10,788
11/16	$10,184	$10,386	$10,376
12/16	$10,257	$10,508	$10,522
1/17	$10,276	$10,577	$10,590
2/17	$10,329	$10,651	$10,671
3/17	$10,348	$10,674	$10,695
4/17	$10,411	$10,751	$10,773
5/17	$10,541	$10,922	$10,938
6/17	$10,505	$10,883	$10,919
7/17	$10,558	$10,971	$10,995
8/17	$10,633	$11,054	$11,066
9/17	$10,619	$10,998	$10,999
10/17	$10,561	$11,025	$11,043
11/17	$10,500	$10,966	$10,982
12/17	$10,575	$11,081	$11,086
1/18	$10,503	$10,950	$10,957
2/18	$10,509	$10,918	$10,931
3/18	$10,549	$10,958	$10,980
4/18	$10,521	$10,919	$10,943
5/18	$10,641	$11,044	$11,058
6/18	$10,658	$11,053	$11,069
7/18	$10,698	$11,080	$11,091
8/18	$10,726	$11,108	$11,119
9/18	$10,663	$11,037	$11,046
10/18	$10,587	$10,969	$10,975
11/18	$10,686	$11,090	$11,108
12/18	$10,772	$11,223	$11,246
1/19	$10,847	$11,308	$11,335
2/19	$10,922	$11,368	$11,387
3/19	$11,067	$11,548	$11,560
4/19	$11,094	$11,591	$11,606
5/19	$11,240	$11,751	$11,746
6/19	$11,278	$11,794	$11,797
7/19	$11,355	$11,889	$11,892
8/19	$11,538	$12,077	$12,094
9/19	$11,470	$11,980	$11,998
10/19	$11,460	$12,002	$12,012
11/19	$11,475	$12,032	$12,032
12/19	$11,503	$12,068	$12,073
1/20	$11,687	$12,285	$12,291
2/20	$11,835	$12,444	$12,456
3/20	$11,537	$11,992	$11,974
4/20	$11,382	$11,842	$11,804
5/20	$11,738	$12,219	$12,223
6/20	$11,790	$12,319	$12,333
7/20	$11,950	$12,527	$12,547
8/20	$11,889	$12,468	$12,496
9/20	$11,897	$12,470	$12,498
10/20	$11,868	$12,433	$12,460
11/20	$12,049	$12,621	$12,662
12/20	$12,106	$12,697	$12,764
1/21	$12,138	$12,778	$12,831
2/21	$11,924	$12,575	$12,623
3/21	$12,005	$12,653	$12,723
4/21	$12,112	$12,759	$12,843
5/21	$12,131	$12,797	$12,887
6/21	$12,149	$12,832	$12,939
7/21	$12,256	$12,939	$13,050
8/21	$12,213	$12,891	$12,988
9/21	$12,096	$12,798	$12,899
10/21	$12,078	$12,761	$12,843
11/21	$12,173	$12,869	$12,969
12/21	$12,192	$12,890	$12,988
1/22	$11,885	$12,537	$12,670
2/22	$11,830	$12,492	$12,628
3/22	$11,509	$12,087	$12,235
4/22	$11,189	$11,753	$11,867
5/22	$11,324	$11,928	$12,027
6/22	$11,105	$11,732	$11,835
7/22	$11,383	$12,042	$12,122
8/22	$11,136	$11,778	$11,879
9/22	$10,713	$11,326	$11,320
10/22	$10,622	$11,232	$11,190
11/22	$11,110	$11,757	$11,765
12/22	$11,135	$11,791	$11,797
1/23	$11,418	$12,130	$12,189
2/23	$11,149	$11,856	$11,884
3/23	$11,372	$12,119	$12,130
4/23	$11,362	$12,091	$12,127
5/23	$11,274	$11,986	$12,026
6/23	$11,369	$12,106	$12,152
7/23	$11,399	$12,154	$12,199
8/23	$11,257	$11,979	$12,028
9/23	$10,919	$11,628	$11,577
10/23	$10,764	$11,529	$11,439
11/23	$11,404	$12,261	$12,264
12/23	$11,689	$12,546	$12,582
1/24	$11,681	$12,482	$12,504
2/24	$11,687	$12,498	$12,507
3/24	$11,693	$12,497	$12,557
4/24	$11,565	$12,343	$12,399
5/24	$11,545	$12,307	$12,375
6/24	$11,714	$12,495	$12,593
7/24	$11,803	$12,609	$12,707
8/24	$11,882	$12,708	$12,805

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A	5.52%	0.58%	2.07%
Class A with 3.25% Maximum Sales Charge	2.06%	(0.07)%	1.74%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.42%
Bloomberg Missouri Municipal Bond Index	6.46%	1.15%	2.50%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$83,810,816
# of Portfolio Holdings	77
Portfolio Turnover Rate	68%
Total Advisory Fees Paid	$288,186

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

General Obligations 26.0%
Hospital 19.4%
Transportation 10.5%
Electric Utilities 9.8%
Education 6.3%
Housing 6.3%
Senior Living/Life Care 5.5%
Special Tax Revenue 5.1%
Lease Rev./Cert. of Participation 4.6%
Water and Sewer 4.5%
Other* 2.0%

Value	Value
OtherFootnote Reference*	2.0%
Water and Sewer	4.5%
Lease Rev./Cert. of Participation	4.6%
Special Tax Revenue	5.1%
Senior Living/Life Care	5.5%
Housing	6.3%
Education	6.3%
Electric Utilities	9.8%
Transportation	10.5%
Hospital	19.4%
General Obligations	26.0%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

AAA
1.8%
AA
62.1%
A
25.6%
BBB
2.7%
BB
2.4%
Not Rated
5.4%

Value	Value
Not Rated	5.4%
BB	2.4%
BBB	2.7%
A	25.6%
AA	62.1%
AAA	1.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2024

ETMOX-TSR-AR

Eaton Vance Missouri Municipal Income Fund

Class C ECMOX

Annual Shareholder Report August 31, 2024

This annual shareholder report contains important information about the Eaton Vance Missouri Municipal Income Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$149	1.46%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An underweight position in the industrial development revenue sector -- the best-performing sector within the Index -- detracted from relative returns

↓ An overweight position in AA-rated bonds detracted from relative returns as AA-rated bonds generally underperformed lower-rated bonds during the period

↓ Security selections in zero-coupon bonds detracted from Index-relative returns during the period

↑ Security selections and an overweight position in the health care sector, which outperformed the Index during the period, contributed to Fund returns

↑ An overweight position in 4% coupon bonds, which typically have longer durations than higher-coupon bonds, contributed to Index-relative returns as interest rates generally declined and bond prices rose during the period

↑ An out-of-Index allocation to taxable municipal bonds, which generally outperformed tax-exempt municipal bonds, contributed to Index-relative returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg Municipal Bond Index	Bloomberg Missouri Municipal Bond Index
8/14	$10,000	$10,000	$10,000
9/14	$10,023	$10,010	$10,001
10/14	$10,084	$10,079	$10,065
11/14	$10,070	$10,096	$10,092
12/14	$10,141	$10,147	$10,133
1/15	$10,288	$10,327	$10,314
2/15	$10,179	$10,220	$10,216
3/15	$10,202	$10,250	$10,239
4/15	$10,150	$10,196	$10,188
5/15	$10,126	$10,168	$10,185
6/15	$10,074	$10,159	$10,175
7/15	$10,127	$10,232	$10,252
8/15	$10,141	$10,252	$10,277
9/15	$10,214	$10,327	$10,352
10/15	$10,249	$10,368	$10,379
11/15	$10,293	$10,409	$10,413
12/15	$10,367	$10,482	$10,474
1/16	$10,460	$10,607	$10,601
2/16	$10,465	$10,624	$10,623
3/16	$10,499	$10,658	$10,664
4/16	$10,563	$10,736	$10,739
5/16	$10,587	$10,765	$10,765
6/16	$10,760	$10,936	$10,953
7/16	$10,754	$10,943	$10,950
8/16	$10,817	$10,958	$10,968
9/16	$10,771	$10,903	$10,907
10/16	$10,674	$10,789	$10,788
11/16	$10,358	$10,386	$10,376
12/16	$10,422	$10,508	$10,522
1/17	$10,436	$10,577	$10,590
2/17	$10,481	$10,651	$10,671
3/17	$10,495	$10,674	$10,695
4/17	$10,549	$10,751	$10,773
5/17	$10,664	$10,922	$10,938
6/17	$10,628	$10,883	$10,919
7/17	$10,673	$10,971	$10,995
8/17	$10,748	$11,054	$11,066
9/17	$10,731	$10,998	$10,999
10/17	$10,653	$11,025	$11,043
11/17	$10,594	$10,966	$10,982
12/17	$10,659	$11,081	$11,086
1/18	$10,578	$10,950	$10,957
2/18	$10,581	$10,918	$10,931
3/18	$10,613	$10,958	$10,980
4/18	$10,584	$10,919	$10,943
5/18	$10,689	$11,044	$11,058
6/18	$10,701	$11,053	$11,069
7/18	$10,743	$11,080	$11,091
8/18	$10,755	$11,108	$11,119
9/18	$10,682	$11,037	$11,046
10/18	$10,610	$10,969	$10,975
11/18	$10,695	$11,090	$11,108
12/18	$10,780	$11,223	$11,246
1/19	$10,843	$11,308	$11,335
2/19	$10,919	$11,368	$11,387
3/19	$11,045	$11,548	$11,560
4/19	$11,066	$11,591	$11,606
5/19	$11,214	$11,751	$11,746
6/19	$11,244	$11,794	$11,797
7/19	$11,320	$11,889	$11,892
8/19	$11,481	$12,077	$12,094
9/19	$11,404	$11,980	$11,998
10/19	$11,401	$12,002	$12,012
11/19	$11,399	$12,032	$12,032
12/19	$11,420	$12,068	$12,073
1/20	$11,591	$12,285	$12,291
2/20	$11,731	$12,444	$12,456
3/20	$11,426	$11,992	$11,974
4/20	$11,272	$11,842	$11,804
5/20	$11,619	$12,219	$12,223
6/20	$11,661	$12,319	$12,333
7/20	$11,810	$12,527	$12,547
8/20	$11,750	$12,468	$12,496
9/20	$11,741	$12,470	$12,498
10/20	$11,709	$12,433	$12,460
11/20	$11,877	$12,621	$12,662
12/20	$11,933	$12,697	$12,764
1/21	$11,955	$12,778	$12,831
2/21	$11,748	$12,575	$12,623
3/21	$11,816	$12,653	$12,723
4/21	$11,905	$12,759	$12,843
5/21	$11,927	$12,797	$12,887
6/21	$11,938	$12,832	$12,939
7/21	$12,027	$12,939	$13,050
8/21	$11,972	$12,891	$12,988
9/21	$11,862	$12,798	$12,899
10/21	$11,829	$12,761	$12,843
11/21	$11,919	$12,869	$12,969
12/21	$11,920	$12,890	$12,988
1/22	$11,619	$12,537	$12,670
2/22	$11,555	$12,492	$12,628
3/22	$11,243	$12,087	$12,235
4/22	$10,921	$11,753	$11,867
5/22	$11,047	$11,928	$12,027
6/22	$10,827	$11,732	$11,835
7/22	$11,090	$12,042	$12,122
8/22	$10,845	$11,778	$11,879
9/22	$10,421	$11,326	$11,320
10/22	$10,325	$11,232	$11,190
11/22	$10,796	$11,757	$11,765
12/22	$10,814	$11,791	$11,797
1/23	$11,080	$12,130	$12,189
2/23	$10,807	$11,856	$11,884
3/23	$11,021	$12,119	$12,130
4/23	$11,008	$12,091	$12,127
5/23	$10,915	$11,986	$12,026
6/23	$10,994	$12,106	$12,152
7/23	$11,016	$12,154	$12,199
8/23	$10,876	$11,979	$12,028
9/23	$10,530	$11,628	$11,577
10/23	$10,391	$11,529	$11,439
11/23	$11,005	$12,261	$12,264
12/23	$11,260	$12,546	$12,582
1/24	$11,249	$12,482	$12,504
2/24	$11,251	$12,498	$12,507
3/24	$11,240	$12,497	$12,557
4/24	$11,114	$12,343	$12,399
5/24	$11,092	$12,307	$12,375
6/24	$11,247	$12,495	$12,593
7/24	$11,320	$12,609	$12,707
8/24	$11,568	$12,708	$12,805

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C	4.76%	(0.15)%	1.47%
Class C with 1% Maximum Deferred Sales Charge	3.76%	(0.15)%	1.47%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.42%
Bloomberg Missouri Municipal Bond Index	6.46%	1.15%	2.50%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$83,810,816
# of Portfolio Holdings	77
Portfolio Turnover Rate	68%
Total Advisory Fees Paid	$288,186

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	2.0%
Water and Sewer	4.5%
Lease Rev./Cert. of Participation	4.6%
Special Tax Revenue	5.1%
Senior Living/Life Care	5.5%
Housing	6.3%
Education	6.3%
Electric Utilities	9.8%
Transportation	10.5%
Hospital	19.4%
General Obligations	26.0%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	5.4%
BB	2.4%
BBB	2.7%
A	25.6%
AA	62.1%
AAA	1.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2024

ECMOX-TSR-AR

Eaton Vance Missouri Municipal Income Fund

Class I EIMOX

Annual Shareholder Report August 31, 2024

This annual shareholder report contains important information about the Eaton Vance Missouri Municipal Income Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.51%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An underweight position in the industrial development revenue sector -- the best-performing sector within the Index -- detracted from relative returns

↓ An overweight position in AA-rated bonds detracted from relative returns as AA-rated bonds generally underperformed lower-rated bonds during the period

↓ Security selections in zero-coupon bonds detracted from Index-relative returns during the period

↑ Security selections and an overweight position in the health care sector, which outperformed the Index during the period, contributed to Fund returns

↑ An overweight position in 4% coupon bonds, which typically have longer durations than higher-coupon bonds, contributed to Index-relative returns as interest rates generally declined and bond prices rose during the period

↑ An out-of-Index allocation to taxable municipal bonds, which generally outperformed tax-exempt municipal bonds, contributed to Index-relative returns

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg Municipal Bond Index	Bloomberg Missouri Municipal Bond Index
8/14	$1,000,000	$1,000,000	$1,000,000
9/14	$1,004,139	$1,001,017	$1,000,060
10/14	$1,010,409	$1,007,880	$1,006,532
11/14	$1,009,407	$1,009,624	$1,009,167
12/14	$1,017,805	$1,014,718	$1,013,261
1/15	$1,033,628	$1,032,703	$1,031,424
2/15	$1,023,067	$1,022,050	$1,021,588
3/15	$1,026,262	$1,025,002	$1,023,894
4/15	$1,022,047	$1,019,624	$1,018,790
5/15	$1,019,963	$1,016,807	$1,018,469
6/15	$1,015,755	$1,015,880	$1,017,529
7/15	$1,022,238	$1,023,239	$1,025,220
8/15	$1,024,449	$1,025,248	$1,027,744
9/15	$1,032,047	$1,032,675	$1,035,192
10/15	$1,036,460	$1,036,780	$1,037,912
11/15	$1,041,983	$1,040,903	$1,041,262
12/15	$1,049,689	$1,048,216	$1,047,366
1/16	$1,060,696	$1,060,723	$1,060,150
2/16	$1,061,823	$1,062,391	$1,062,272
3/16	$1,066,206	$1,065,756	$1,066,367
4/16	$1,073,923	$1,073,593	$1,073,933
5/16	$1,077,238	$1,076,497	$1,076,473
6/16	$1,096,096	$1,093,622	$1,095,341
7/16	$1,094,959	$1,094,290	$1,095,030
8/16	$1,102,695	$1,095,766	$1,096,831
9/16	$1,099,238	$1,090,297	$1,090,741
10/16	$1,090,133	$1,078,859	$1,078,809
11/16	$1,058,495	$1,038,623	$1,037,588
12/16	$1,066,296	$1,050,816	$1,052,177
1/17	$1,067,378	$1,057,744	$1,058,952
2/17	$1,074,139	$1,065,088	$1,067,100
3/17	$1,076,280	$1,067,401	$1,069,526
4/17	$1,082,973	$1,075,146	$1,077,303
5/17	$1,095,512	$1,092,209	$1,093,791
6/17	$1,093,147	$1,088,292	$1,091,890
7/17	$1,097,706	$1,097,097	$1,099,542
8/17	$1,106,870	$1,105,446	$1,106,643
9/17	$1,105,567	$1,099,825	$1,099,900
10/17	$1,098,515	$1,102,510	$1,104,348
11/17	$1,093,609	$1,096,607	$1,098,215
12/17	$1,101,557	$1,108,068	$1,108,594
1/18	$1,093,056	$1,095,023	$1,095,659
2/18	$1,093,883	$1,091,751	$1,093,129
3/18	$1,098,243	$1,095,781	$1,097,958
4/18	$1,096,669	$1,091,870	$1,094,317
5/18	$1,108,173	$1,104,374	$1,105,800
6/18	$1,110,177	$1,105,316	$1,106,946
7/18	$1,114,498	$1,107,998	$1,109,131
8/18	$1,117,656	$1,110,844	$1,111,853
9/18	$1,111,213	$1,103,652	$1,104,571
10/18	$1,103,545	$1,096,856	$1,097,482
11/18	$1,113,975	$1,108,996	$1,110,789
12/18	$1,123,159	$1,122,274	$1,124,559
1/19	$1,131,122	$1,130,758	$1,133,498
2/19	$1,139,149	$1,136,812	$1,138,708
3/19	$1,154,430	$1,154,783	$1,156,024
4/19	$1,157,490	$1,159,123	$1,160,591
5/19	$1,174,063	$1,175,103	$1,174,588
6/19	$1,177,061	$1,179,442	$1,179,680
7/19	$1,186,474	$1,188,947	$1,189,165
8/19	$1,204,565	$1,207,701	$1,209,438
9/19	$1,197,596	$1,198,020	$1,199,821
10/19	$1,196,780	$1,200,167	$1,201,173
11/19	$1,198,559	$1,203,169	$1,203,183
12/19	$1,201,670	$1,206,842	$1,207,329
1/20	$1,221,067	$1,228,525	$1,229,125
2/20	$1,236,679	$1,244,367	$1,245,644
3/20	$1,205,715	$1,199,230	$1,197,374
4/20	$1,189,779	$1,184,180	$1,180,386
5/20	$1,227,084	$1,221,850	$1,222,306
6/20	$1,232,659	$1,231,906	$1,233,348
7/20	$1,249,578	$1,252,655	$1,254,666
8/20	$1,244,741	$1,246,777	$1,249,640
9/20	$1,244,474	$1,247,042	$1,249,792
10/20	$1,241,628	$1,243,296	$1,245,953
11/20	$1,260,772	$1,262,058	$1,266,155
12/20	$1,266,922	$1,269,746	$1,276,420
1/21	$1,270,480	$1,277,837	$1,283,129
2/21	$1,249,580	$1,257,534	$1,262,293
3/21	$1,257,034	$1,265,290	$1,272,306
4/21	$1,268,345	$1,275,903	$1,284,250
5/21	$1,271,861	$1,279,709	$1,288,694
6/21	$1,274,045	$1,283,223	$1,293,886
7/21	$1,284,092	$1,293,866	$1,304,955
8/21	$1,279,858	$1,289,118	$1,298,846
9/21	$1,269,061	$1,279,814	$1,289,894
10/21	$1,266,081	$1,276,072	$1,284,311
11/21	$1,277,594	$1,286,935	$1,296,925
12/21	$1,278,543	$1,289,012	$1,298,814
1/22	$1,246,533	$1,253,728	$1,266,952
2/22	$1,241,025	$1,249,236	$1,262,830
3/22	$1,207,591	$1,208,739	$1,223,457
4/22	$1,174,172	$1,175,306	$1,186,691
5/22	$1,189,891	$1,192,765	$1,202,686
6/22	$1,165,856	$1,173,230	$1,183,493
7/22	$1,196,515	$1,204,229	$1,212,220
8/22	$1,169,496	$1,177,836	$1,187,920
9/22	$1,125,214	$1,132,630	$1,132,009
10/22	$1,115,897	$1,123,211	$1,118,991
11/22	$1,168,626	$1,175,747	$1,176,452
12/22	$1,170,140	$1,179,113	$1,179,710
1/23	$1,200,008	$1,212,983	$1,218,911
2/23	$1,172,016	$1,185,555	$1,188,388
3/23	$1,195,633	$1,211,860	$1,213,016
4/23	$1,194,793	$1,209,092	$1,212,664
5/23	$1,185,750	$1,198,614	$1,202,563
6/23	$1,195,932	$1,210,621	$1,215,202
7/23	$1,199,217	$1,215,410	$1,219,878
8/23	$1,184,565	$1,197,913	$1,202,804
9/23	$1,149,211	$1,162,804	$1,157,668
10/23	$1,133,123	$1,152,908	$1,143,932
11/23	$1,202,048	$1,226,096	$1,226,425
12/23	$1,230,749	$1,254,593	$1,258,240
1/24	$1,231,530	$1,248,186	$1,250,440
2/24	$1,232,369	$1,249,789	$1,250,731
3/24	$1,231,815	$1,249,749	$1,255,658
4/24	$1,218,602	$1,234,271	$1,239,919
5/24	$1,216,693	$1,230,651	$1,237,451
6/24	$1,234,696	$1,249,514	$1,259,263
7/24	$1,244,206	$1,260,903	$1,270,689
8/24	$1,252,411	$1,270,847	$1,280,487

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class I	5.73%	0.78%	2.27%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.42%
Bloomberg Missouri Municipal Bond Index	6.46%	1.15%	2.50%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$83,810,816
# of Portfolio Holdings	77
Portfolio Turnover Rate	68%
Total Advisory Fees Paid	$288,186

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	2.0%
Water and Sewer	4.5%
Lease Rev./Cert. of Participation	4.6%
Special Tax Revenue	5.1%
Senior Living/Life Care	5.5%
Housing	6.3%
Education	6.3%
Electric Utilities	9.8%
Transportation	10.5%
Hospital	19.4%
General Obligations	26.0%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	5.4%
BB	2.4%
BBB	2.7%
A	25.6%
AA	62.1%
AAA	1.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2024

EIMOX-TSR-AR

Eaton Vance North Carolina Municipal Income Fund

Class A ETNCX

Annual Shareholder Report August 31, 2024

This annual shareholder report contains important information about the Eaton Vance North Carolina Municipal Income Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	0.70%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An out-of-Index position in variable-rate demand notes -- typically considered a defensive investment -- detracted from Index-relative returns as interest rates generally declined during the period

↓ Security selections in bonds with 17-22 years remaining to maturity detracted from Index-relative performance during the period

↓ Security selections in the transportation sector detracted from Index-relative returns during the period

↑ Security selections and an overweight position in bonds with 22+ years remaining to maturity contributed to Index-relative returns as longer-maturity bonds generally outperformed shorter-maturity bonds during the period

↑ Security selections and an overweight position in the health care sector, which outperformed the Index, contributed to Index-relative returns

↑ An overweight position in bonds rated BBB and below helped relative returns as lower-rated bonds generally outperformed higher-rated bonds

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg North Carolina Municipal Bond Index
8/14	$9,675	$10,000	$10,000
9/14	$9,714	$10,010	$9,999
10/14	$9,785	$10,079	$10,061
11/14	$9,782	$10,096	$10,072
12/14	$9,853	$10,147	$10,110
1/15	$10,042	$10,327	$10,271
2/15	$9,943	$10,220	$10,174
3/15	$9,993	$10,250	$10,198
4/15	$9,925	$10,196	$10,160
5/15	$9,900	$10,168	$10,142
6/15	$9,864	$10,159	$10,144
7/15	$9,947	$10,232	$10,221
8/15	$9,954	$10,252	$10,243
9/15	$10,013	$10,327	$10,308
10/15	$10,041	$10,368	$10,339
11/15	$10,081	$10,409	$10,356
12/15	$10,154	$10,482	$10,403
1/16	$10,271	$10,607	$10,511
2/16	$10,289	$10,624	$10,534
3/16	$10,329	$10,658	$10,547
4/16	$10,402	$10,736	$10,607
5/16	$10,430	$10,765	$10,621
6/16	$10,580	$10,936	$10,761
7/16	$10,574	$10,943	$10,771
8/16	$10,612	$10,958	$10,789
9/16	$10,560	$10,903	$10,739
10/16	$10,474	$10,789	$10,661
11/16	$10,138	$10,386	$10,331
12/16	$10,222	$10,508	$10,437
1/17	$10,250	$10,577	$10,502
2/17	$10,301	$10,651	$10,576
3/17	$10,329	$10,674	$10,594
4/17	$10,392	$10,751	$10,663
5/17	$10,512	$10,922	$10,796
6/17	$10,493	$10,883	$10,763
7/17	$10,532	$10,971	$10,834
8/17	$10,606	$11,054	$10,898
9/17	$10,575	$10,998	$10,823
10/17	$10,555	$11,025	$10,841
11/17	$10,489	$10,966	$10,772
12/17	$10,574	$11,081	$10,861
1/18	$10,472	$10,950	$10,769
2/18	$10,441	$10,918	$10,748
3/18	$10,456	$10,958	$10,766
4/18	$10,436	$10,919	$10,733
5/18	$10,522	$11,044	$10,835
6/18	$10,537	$11,053	$10,840
7/18	$10,564	$11,080	$10,867
8/18	$10,579	$11,108	$10,886
9/18	$10,522	$11,037	$10,824
10/18	$10,452	$10,969	$10,774
11/18	$10,552	$11,090	$10,888
12/18	$10,652	$11,223	$11,004
1/19	$10,724	$11,308	$11,093
2/19	$10,761	$11,368	$11,139
3/19	$10,882	$11,548	$11,269
4/19	$10,905	$11,591	$11,302
5/19	$11,038	$11,751	$11,428
6/19	$11,084	$11,794	$11,469
7/19	$11,156	$11,889	$11,566
8/19	$11,339	$12,077	$11,726
9/19	$11,263	$11,980	$11,623
10/19	$11,260	$12,002	$11,653
11/19	$11,271	$12,032	$11,681
12/19	$11,294	$12,068	$11,711
1/20	$11,492	$12,285	$11,901
2/20	$11,641	$12,444	$12,038
3/20	$11,265	$11,992	$11,679
4/20	$11,101	$11,842	$11,601
5/20	$11,413	$12,219	$11,989
6/20	$11,498	$12,319	$12,043
7/20	$11,671	$12,527	$12,215
8/20	$11,616	$12,468	$12,169
9/20	$11,611	$12,470	$12,187
10/20	$11,579	$12,433	$12,144
11/20	$11,750	$12,621	$12,287
12/20	$11,805	$12,697	$12,318
1/21	$11,874	$12,778	$12,378
2/21	$11,690	$12,575	$12,206
3/21	$11,734	$12,653	$12,275
4/21	$11,842	$12,759	$12,359
5/21	$11,858	$12,797	$12,378
6/21	$11,887	$12,832	$12,402
7/21	$11,980	$12,939	$12,505
8/21	$11,944	$12,891	$12,447
9/21	$11,844	$12,798	$12,355
10/21	$11,820	$12,761	$12,322
11/21	$11,901	$12,869	$12,419
12/21	$11,903	$12,890	$12,433
1/22	$11,620	$12,537	$12,106
2/22	$11,558	$12,492	$12,064
3/22	$11,262	$12,087	$11,652
4/22	$10,979	$11,753	$11,348
5/22	$11,111	$11,928	$11,496
6/22	$10,958	$11,732	$11,350
7/22	$11,209	$12,042	$11,645
8/22	$10,978	$11,778	$11,377
9/22	$10,629	$11,326	$10,920
10/22	$10,569	$11,232	$10,838
11/22	$10,956	$11,757	$11,338
12/22	$10,988	$11,791	$11,380
1/23	$11,245	$12,130	$11,706
2/23	$11,016	$11,856	$11,449
3/23	$11,210	$12,119	$11,713
4/23	$11,193	$12,091	$11,671
5/23	$11,070	$11,986	$11,548
6/23	$11,161	$12,106	$11,658
7/23	$11,171	$12,154	$11,698
8/23	$11,063	$11,979	$11,493
9/23	$10,782	$11,628	$11,144
10/23	$10,635	$11,529	$11,041
11/23	$11,256	$12,261	$11,749
12/23	$11,527	$12,546	$12,018
1/24	$11,515	$12,482	$11,937
2/24	$11,517	$12,498	$11,953
3/24	$11,519	$12,497	$11,966
4/24	$11,412	$12,343	$11,811
5/24	$11,400	$12,307	$11,762
6/24	$11,567	$12,495	$11,936
7/24	$11,666	$12,609	$12,059
8/24	$11,722	$12,708	$12,157

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A	5.98%	0.67%	1.94%
Class A with 3.25% Maximum Sales Charge	2.50%	0.00%	1.60%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.42%
Bloomberg North Carolina Municipal Bond Index	5.78%	0.72%	1.97%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$216,408,813
# of Portfolio Holdings	111
Portfolio Turnover Rate	70%
Total Advisory Fees Paid	$723,067

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Water and Sewer 24.0%
Transportation 15.9%
Education 12.6%
Hospital 12.4%
General Obligations 8.3%
Electric Utilities 5.9%
Housing 5.6%
Lease Rev./Cert. of Participation 5.3%
Senior Living/Life Care 4.3%
Other* 5.7%

Value	Value
OtherFootnote Reference*	5.7%
Senior Living/Life Care	4.3%
Lease Rev./Cert. of Participation	5.3%
Housing	5.6%
Electric Utilities	5.9%
General Obligations	8.3%
Hospital	12.4%
Education	12.6%
Transportation	15.9%
Water and Sewer	24.0%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

AAA
20.6%
AA
66.0%
A
3.6%
BBB
4.8%
BB
0.1%
Not Rated
4.9%

Value	Value
Not Rated	4.9%
BB	0.1%
BBB	4.8%
A	3.6%
AA	66.0%
AAA	20.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2024

ETNCX-TSR-AR

Eaton Vance North Carolina Municipal Income Fund

Class C ECNCX

Annual Shareholder Report August 31, 2024

This annual shareholder report contains important information about the Eaton Vance North Carolina Municipal Income Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$149	1.45%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An out-of-Index position in variable-rate demand notes -- typically considered a defensive investment -- detracted from Index-relative returns as interest rates generally declined during the period

↓ Security selections in bonds with 17-22 years remaining to maturity detracted from Index-relative performance during the period

↓ Security selections in the transportation sector detracted from Index-relative returns during the period

↑ Security selections and an overweight position in bonds with 22+ years remaining to maturity contributed to Index-relative returns as longer-maturity bonds generally outperformed shorter-maturity bonds during the period

↑ Security selections and an overweight position in the health care sector, which outperformed the Index, contributed to Index-relative returns

↑ An overweight position in bonds rated BBB and below helped relative returns as lower-rated bonds generally outperformed higher-rated bonds

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg Municipal Bond Index	Bloomberg North Carolina Municipal Bond Index
8/14	$10,000	$10,000	$10,000
9/14	$10,033	$10,010	$9,999
10/14	$10,097	$10,079	$10,061
11/14	$10,100	$10,096	$10,072
12/14	$10,165	$10,147	$10,110
1/15	$10,352	$10,327	$10,271
2/15	$10,243	$10,220	$10,174
3/15	$10,286	$10,250	$10,198
4/15	$10,217	$10,196	$10,160
5/15	$10,178	$10,168	$10,142
6/15	$10,139	$10,159	$10,144
7/15	$10,214	$10,232	$10,221
8/15	$10,216	$10,252	$10,243
9/15	$10,268	$10,327	$10,308
10/15	$10,291	$10,368	$10,339
11/15	$10,335	$10,409	$10,356
12/15	$10,400	$10,482	$10,403
1/16	$10,507	$10,607	$10,511
2/16	$10,520	$10,624	$10,534
3/16	$10,564	$10,658	$10,547
4/16	$10,628	$10,736	$10,607
5/16	$10,639	$10,765	$10,621
6/16	$10,789	$10,936	$10,761
7/16	$10,777	$10,943	$10,771
8/16	$10,808	$10,958	$10,789
9/16	$10,754	$10,903	$10,739
10/16	$10,657	$10,789	$10,661
11/16	$10,313	$10,386	$10,331
12/16	$10,388	$10,508	$10,437
1/17	$10,410	$10,577	$10,502
2/17	$10,455	$10,651	$10,576
3/17	$10,476	$10,674	$10,594
4/17	$10,531	$10,751	$10,663
5/17	$10,650	$10,922	$10,796
6/17	$10,617	$10,883	$10,763
7/17	$10,649	$10,971	$10,834
8/17	$10,724	$11,054	$10,898
9/17	$10,690	$10,998	$10,823
10/17	$10,656	$11,025	$10,841
11/17	$10,589	$10,966	$10,772
12/17	$10,664	$11,081	$10,861
1/18	$10,564	$10,950	$10,769
2/18	$10,519	$10,918	$10,748
3/18	$10,529	$10,958	$10,766
4/18	$10,494	$10,919	$10,733
5/18	$10,581	$11,044	$10,835
6/18	$10,579	$11,053	$10,840
7/18	$10,611	$11,080	$10,867
8/18	$10,620	$11,108	$10,886
9/18	$10,551	$11,037	$10,824
10/18	$10,481	$10,969	$10,774
11/18	$10,570	$11,090	$10,888
12/18	$10,657	$11,223	$11,004
1/19	$10,720	$11,308	$11,093
2/19	$10,761	$11,368	$11,139
3/19	$10,868	$11,548	$11,269
4/19	$10,885	$11,591	$11,302
5/19	$11,014	$11,751	$11,428
6/19	$11,052	$11,794	$11,469
7/19	$11,125	$11,889	$11,566
8/19	$11,288	$12,077	$11,726
9/19	$11,201	$11,980	$11,623
10/19	$11,204	$12,002	$11,653
11/19	$11,198	$12,032	$11,681
12/19	$11,225	$12,068	$11,711
1/20	$11,414	$12,285	$11,901
2/20	$11,546	$12,444	$12,038
3/20	$11,170	$11,992	$11,679
4/20	$11,003	$11,842	$11,601
5/20	$11,308	$12,219	$11,989
6/20	$11,381	$12,319	$12,043
7/20	$11,546	$12,527	$12,215
8/20	$11,478	$12,468	$12,169
9/20	$11,468	$12,470	$12,187
10/20	$11,433	$12,433	$12,144
11/20	$11,595	$12,621	$12,287
12/20	$11,640	$12,697	$12,318
1/21	$11,709	$12,778	$12,378
2/21	$11,511	$12,575	$12,206
3/21	$11,545	$12,653	$12,275
4/21	$11,638	$12,759	$12,359
5/21	$11,659	$12,797	$12,378
6/21	$11,680	$12,832	$12,402
7/21	$11,769	$12,939	$12,505
8/21	$11,719	$12,891	$12,447
9/21	$11,621	$12,798	$12,355
10/21	$11,582	$12,761	$12,322
11/21	$11,661	$12,869	$12,419
12/21	$11,656	$12,890	$12,433
1/22	$11,369	$12,537	$12,106
2/22	$11,308	$12,492	$12,064
3/22	$10,996	$12,087	$11,652
4/22	$10,722	$11,753	$11,348
5/22	$10,848	$11,928	$11,496
6/22	$10,680	$11,732	$11,350
7/22	$10,914	$12,042	$11,645
8/22	$10,698	$11,778	$11,377
9/22	$10,342	$11,326	$10,920
10/22	$10,282	$11,232	$10,838
11/22	$10,651	$11,757	$11,338
12/22	$10,674	$11,791	$11,380
1/23	$10,913	$12,130	$11,706
2/23	$10,689	$11,856	$11,449
3/23	$10,871	$12,119	$11,713
4/23	$10,850	$12,091	$11,671
5/23	$10,722	$11,986	$11,548
6/23	$10,799	$12,106	$11,658
7/23	$10,803	$12,154	$11,698
8/23	$10,701	$11,979	$11,493
9/23	$10,420	$11,628	$11,144
10/23	$10,271	$11,529	$11,041
11/23	$10,859	$12,261	$11,749
12/23	$11,110	$12,546	$12,018
1/24	$11,094	$12,482	$11,937
2/24	$11,091	$12,498	$11,953
3/24	$11,088	$12,497	$11,966
4/24	$10,975	$12,343	$11,811
5/24	$10,947	$12,307	$11,762
6/24	$11,117	$12,495	$11,936
7/24	$11,199	$12,609	$12,059
8/24	$11,426	$12,708	$12,157

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C	5.10%	(0.07)%	1.34%
Class C with 1% Maximum Deferred Sales Charge	4.10%	(0.07)%	1.34%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.42%
Bloomberg North Carolina Municipal Bond Index	5.78%	0.72%	1.97%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$216,408,813
# of Portfolio Holdings	111
Portfolio Turnover Rate	70%
Total Advisory Fees Paid	$723,067

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.7%
Senior Living/Life Care	4.3%
Lease Rev./Cert. of Participation	5.3%
Housing	5.6%
Electric Utilities	5.9%
General Obligations	8.3%
Hospital	12.4%
Education	12.6%
Transportation	15.9%
Water and Sewer	24.0%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.9%
BB	0.1%
BBB	4.8%
A	3.6%
AA	66.0%
AAA	20.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2024

ECNCX-TSR-AR

Eaton Vance North Carolina Municipal Income Fund

Class I EINCX

Annual Shareholder Report August 31, 2024

This annual shareholder report contains important information about the Eaton Vance North Carolina Municipal Income Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.50%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An out-of-Index position in variable-rate demand notes -- typically considered a defensive investment -- detracted from Index-relative returns as interest rates generally declined during the period

↓ Security selections in bonds with 17-22 years remaining to maturity detracted from Index-relative performance during the period

↓ Security selections in the transportation sector detracted from Index-relative returns during the period

↑ Security selections and an overweight position in bonds with 22+ years remaining to maturity contributed to Index-relative returns as longer-maturity bonds generally outperformed shorter-maturity bonds during the period

↑ Security selections and an overweight position in the health care sector, which outperformed the Index, contributed to Index-relative returns

↑ An overweight position in bonds rated BBB and below helped relative returns as lower-rated bonds generally outperformed higher-rated bonds

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg Municipal Bond Index	Bloomberg North Carolina Municipal Bond Index
8/14	$1,000,000	$1,000,000	$1,000,000
9/14	$1,004,203	$1,001,017	$999,932
10/14	$1,011,717	$1,007,880	$1,006,061
11/14	$1,012,657	$1,009,624	$1,007,221
12/14	$1,020,205	$1,014,718	$1,010,995
1/15	$1,039,896	$1,032,703	$1,027,081
2/15	$1,029,800	$1,022,050	$1,017,396
3/15	$1,034,053	$1,025,002	$1,019,769
4/15	$1,028,333	$1,019,624	$1,016,031
5/15	$1,024,776	$1,016,807	$1,014,194
6/15	$1,022,354	$1,015,880	$1,014,379
7/15	$1,031,108	$1,023,239	$1,022,146
8/15	$1,030,833	$1,025,248	$1,024,315
9/15	$1,037,154	$1,032,675	$1,030,822
10/15	$1,041,406	$1,036,780	$1,033,913
11/15	$1,045,694	$1,040,903	$1,035,624
12/15	$1,053,441	$1,048,216	$1,040,260
1/16	$1,064,581	$1,060,723	$1,051,055
2/16	$1,066,592	$1,062,391	$1,053,366
3/16	$1,072,080	$1,065,756	$1,054,723
4/16	$1,079,800	$1,073,593	$1,060,729
5/16	$1,081,702	$1,076,497	$1,062,066
6/16	$1,097,504	$1,093,622	$1,076,119
7/16	$1,096,996	$1,094,290	$1,077,075
8/16	$1,101,098	$1,095,766	$1,078,864
9/16	$1,095,918	$1,090,297	$1,073,874
10/16	$1,087,166	$1,078,859	$1,066,124
11/16	$1,053,745	$1,038,623	$1,033,060
12/16	$1,061,440	$1,050,816	$1,043,658
1/17	$1,065,718	$1,057,744	$1,050,162
2/17	$1,070,013	$1,065,088	$1,057,555
3/17	$1,073,090	$1,067,401	$1,059,428
4/17	$1,079,750	$1,075,146	$1,066,294
5/17	$1,093,541	$1,092,209	$1,079,551
6/17	$1,090,610	$1,088,292	$1,076,270
7/17	$1,094,863	$1,097,097	$1,083,357
8/17	$1,102,690	$1,105,446	$1,089,755
9/17	$1,099,685	$1,099,825	$1,082,258
10/17	$1,097,791	$1,102,510	$1,084,095
11/17	$1,092,319	$1,096,607	$1,077,242
12/17	$1,101,406	$1,108,068	$1,086,092
1/18	$1,090,989	$1,095,023	$1,076,911
2/18	$1,086,689	$1,091,751	$1,074,795
3/18	$1,089,696	$1,095,781	$1,076,581
4/18	$1,086,480	$1,091,870	$1,073,296
5/18	$1,095,630	$1,104,374	$1,083,538
6/18	$1,097,401	$1,105,316	$1,083,990
7/18	$1,100,407	$1,107,998	$1,086,651
8/18	$1,103,392	$1,110,844	$1,088,561
9/18	$1,096,401	$1,103,652	$1,082,422
10/18	$1,090,619	$1,096,856	$1,077,411
11/18	$1,099,947	$1,108,996	$1,088,760
12/18	$1,110,475	$1,122,274	$1,100,353
1/19	$1,118,238	$1,130,758	$1,109,337
2/19	$1,123,461	$1,136,812	$1,113,930
3/19	$1,134,987	$1,154,783	$1,126,892
4/19	$1,137,612	$1,159,123	$1,130,249
5/19	$1,151,641	$1,175,103	$1,142,776
6/19	$1,156,665	$1,179,442	$1,146,932
7/19	$1,165,633	$1,188,947	$1,156,568
8/19	$1,183,598	$1,207,701	$1,172,600
9/19	$1,175,871	$1,198,020	$1,162,348
10/19	$1,177,071	$1,200,167	$1,165,299
11/19	$1,177,113	$1,203,169	$1,168,150
12/19	$1,181,043	$1,206,842	$1,171,108
1/20	$1,200,554	$1,228,525	$1,190,087
2/20	$1,216,214	$1,244,367	$1,203,771
3/20	$1,177,185	$1,199,230	$1,167,924
4/20	$1,160,316	$1,184,180	$1,160,119
5/20	$1,194,348	$1,221,850	$1,198,938
6/20	$1,202,111	$1,231,906	$1,204,310
7/20	$1,220,332	$1,252,655	$1,221,475
8/20	$1,214,840	$1,246,777	$1,216,887
9/20	$1,215,839	$1,247,042	$1,218,714
10/20	$1,212,762	$1,243,296	$1,214,435
11/20	$1,230,739	$1,262,058	$1,228,666
12/20	$1,236,762	$1,269,746	$1,231,806
1/21	$1,244,153	$1,277,837	$1,237,762
2/21	$1,223,772	$1,257,534	$1,220,600
3/21	$1,228,560	$1,265,290	$1,227,454
4/21	$1,240,065	$1,275,903	$1,235,858
5/21	$1,243,303	$1,279,709	$1,237,802
6/21	$1,245,269	$1,283,223	$1,240,221
7/21	$1,256,494	$1,293,866	$1,250,493
8/21	$1,252,971	$1,289,118	$1,244,715
9/21	$1,242,706	$1,279,814	$1,235,537
10/21	$1,239,132	$1,276,072	$1,232,176
11/21	$1,249,086	$1,286,935	$1,241,858
12/21	$1,249,520	$1,289,012	$1,243,259
1/22	$1,218,794	$1,253,728	$1,210,641
2/22	$1,213,898	$1,249,236	$1,206,409
3/22	$1,181,699	$1,208,739	$1,165,204
4/22	$1,152,262	$1,175,306	$1,134,842
5/22	$1,167,655	$1,192,765	$1,149,638
6/22	$1,150,463	$1,173,230	$1,134,969
7/22	$1,176,994	$1,204,229	$1,164,542
8/22	$1,154,297	$1,177,836	$1,137,660
9/22	$1,116,647	$1,132,630	$1,091,968
10/22	$1,110,512	$1,123,211	$1,083,756
11/22	$1,152,627	$1,175,747	$1,133,829
12/22	$1,154,836	$1,179,113	$1,137,988
1/23	$1,181,967	$1,212,983	$1,170,607
2/23	$1,158,158	$1,185,555	$1,144,927
3/23	$1,180,040	$1,211,860	$1,171,312
4/23	$1,177,072	$1,209,092	$1,167,144
5/23	$1,164,396	$1,198,614	$1,154,770
6/23	$1,174,121	$1,210,621	$1,165,765
7/23	$1,175,431	$1,215,410	$1,169,793
8/23	$1,165,657	$1,197,913	$1,149,331
9/23	$1,134,985	$1,162,804	$1,114,354
10/23	$1,119,757	$1,152,908	$1,104,078
11/23	$1,186,516	$1,226,096	$1,174,864
12/23	$1,213,849	$1,254,593	$1,201,791
1/24	$1,212,813	$1,248,186	$1,193,708
2/24	$1,213,202	$1,249,789	$1,195,272
3/24	$1,213,577	$1,249,749	$1,196,602
4/24	$1,202,548	$1,234,271	$1,181,127
5/24	$1,201,539	$1,230,651	$1,176,163
6/24	$1,220,756	$1,249,514	$1,193,637
7/24	$1,229,894	$1,260,903	$1,205,870
8/24	$1,236,324	$1,270,847	$1,215,746

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class I	6.06%	0.87%	2.14%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.42%
Bloomberg North Carolina Municipal Bond Index	5.78%	0.72%	1.97%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$216,408,813
# of Portfolio Holdings	111
Portfolio Turnover Rate	70%
Total Advisory Fees Paid	$723,067

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.7%
Senior Living/Life Care	4.3%
Lease Rev./Cert. of Participation	5.3%
Housing	5.6%
Electric Utilities	5.9%
General Obligations	8.3%
Hospital	12.4%
Education	12.6%
Transportation	15.9%
Water and Sewer	24.0%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.9%
BB	0.1%
BBB	4.8%
A	3.6%
AA	66.0%
AAA	20.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2024

EINCX-TSR-AR

Eaton Vance Oregon Municipal Income Fund

Class A ETORX

Annual Shareholder Report August 31, 2024

This annual shareholder report contains important information about the Eaton Vance Oregon Municipal Income Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	0.71%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ Security selections and an underweight position in bonds with 22+ years remaining to maturity detracted from Index-relative returns as longer-maturity bonds generally outperformed shorter-maturity bonds during the period

↓ Security selections and an underweight position in the industrial development revenue sector -- the best-performing sector in the Index -- hurt returns

↓ An underweight position in 4% coupon bonds, which typically have longer durations than higher-coupon bonds, detracted from Index-relative returns as longer-duration bonds benefited from falling interest rates during the period

↑ Security selections and an underweight position in AAA-rated bonds helped Index-relative returns as AAA bonds underperformed lower-rated bonds

↑ Security selections and an overweight position in the health care sector, which outperformed the Index, contributed to Index-relative returns

↑ An out-of-Index allocation to taxable municipal bonds, which generally outperformed tax-exempt municipal bonds, contributed to Index-relative returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Oregon Municipal Bond Index
8/14	$9,675	$10,000	$10,000
9/14	$9,717	$10,010	$10,004
10/14	$9,759	$10,079	$10,069
11/14	$9,734	$10,096	$10,108
12/14	$9,810	$10,147	$10,161
1/15	$10,030	$10,327	$10,368
2/15	$9,927	$10,220	$10,231
3/15	$9,957	$10,250	$10,259
4/15	$9,908	$10,196	$10,202
5/15	$9,893	$10,168	$10,177
6/15	$9,833	$10,159	$10,167
7/15	$9,887	$10,232	$10,254
8/15	$9,896	$10,252	$10,296
9/15	$10,008	$10,327	$10,375
10/15	$10,028	$10,368	$10,409
11/15	$10,071	$10,409	$10,437
12/15	$10,115	$10,482	$10,508
1/16	$10,240	$10,607	$10,640
2/16	$10,270	$10,624	$10,652
3/16	$10,335	$10,658	$10,692
4/16	$10,424	$10,736	$10,765
5/16	$10,442	$10,765	$10,781
6/16	$10,625	$10,936	$10,958
7/16	$10,608	$10,943	$10,953
8/16	$10,686	$10,958	$10,958
9/16	$10,668	$10,903	$10,915
10/16	$10,579	$10,789	$10,819
11/16	$10,251	$10,386	$10,420
12/16	$10,330	$10,508	$10,561
1/17	$10,361	$10,577	$10,628
2/17	$10,417	$10,651	$10,692
3/17	$10,436	$10,674	$10,713
4/17	$10,515	$10,751	$10,789
5/17	$10,656	$10,922	$10,955
6/17	$10,614	$10,883	$10,917
7/17	$10,659	$10,971	$11,009
8/17	$10,727	$11,054	$11,079
9/17	$10,696	$10,998	$11,006
10/17	$10,592	$11,025	$11,030
11/17	$10,562	$10,966	$10,946
12/17	$10,619	$11,081	$11,077
1/18	$10,563	$10,950	$10,949
2/18	$10,558	$10,918	$10,905
3/18	$10,602	$10,958	$10,947
4/18	$10,596	$10,919	$10,905
5/18	$10,704	$11,044	$11,019
6/18	$10,711	$11,053	$11,035
7/18	$10,766	$11,080	$11,054
8/18	$10,772	$11,108	$11,082
9/18	$10,725	$11,037	$11,008
10/18	$10,666	$10,969	$10,940
11/18	$10,760	$11,090	$11,078
12/18	$10,867	$11,223	$11,221
1/19	$10,961	$11,308	$11,313
2/19	$11,015	$11,368	$11,369
3/19	$11,133	$11,548	$11,535
4/19	$11,159	$11,591	$11,571
5/19	$11,289	$11,751	$11,725
6/19	$11,327	$11,794	$11,774
7/19	$11,417	$11,889	$11,865
8/19	$11,612	$12,077	$12,061
9/19	$11,531	$11,980	$11,949
10/19	$11,529	$12,002	$11,978
11/19	$11,542	$12,032	$12,014
12/19	$11,568	$12,068	$12,043
1/20	$11,753	$12,285	$12,262
2/20	$11,899	$12,444	$12,413
3/20	$11,619	$11,992	$12,089
4/20	$11,512	$11,842	$12,011
5/20	$11,859	$12,219	$12,420
6/20	$11,925	$12,319	$12,439
7/20	$12,083	$12,527	$12,640
8/20	$12,026	$12,468	$12,568
9/20	$12,020	$12,470	$12,571
10/20	$11,987	$12,433	$12,537
11/20	$12,157	$12,621	$12,716
12/20	$12,215	$12,697	$12,768
1/21	$12,247	$12,778	$12,820
2/21	$12,034	$12,575	$12,596
3/21	$12,094	$12,653	$12,668
4/21	$12,182	$12,759	$12,768
5/21	$12,227	$12,797	$12,803
6/21	$12,245	$12,832	$12,807
7/21	$12,331	$12,939	$12,928
8/21	$12,294	$12,891	$12,890
9/21	$12,203	$12,798	$12,771
10/21	$12,193	$12,761	$12,739
11/21	$12,280	$12,869	$12,846
12/21	$12,284	$12,890	$12,878
1/22	$11,984	$12,537	$12,503
2/22	$11,934	$12,492	$12,467
3/22	$11,578	$12,087	$12,047
4/22	$11,265	$11,753	$11,677
5/22	$11,383	$11,928	$11,864
6/22	$11,209	$11,732	$11,658
7/22	$11,453	$12,042	$11,978
8/22	$11,207	$11,778	$11,703
9/22	$10,836	$11,326	$11,244
10/22	$10,762	$11,232	$11,159
11/22	$11,241	$11,757	$11,667
12/22	$11,242	$11,791	$11,726
1/23	$11,540	$12,130	$12,042
2/23	$11,272	$11,856	$11,770
3/23	$11,516	$12,119	$12,039
4/23	$11,488	$12,091	$12,020
5/23	$11,361	$11,986	$11,897
6/23	$11,463	$12,106	$12,010
7/23	$11,493	$12,154	$12,043
8/23	$11,322	$11,979	$11,822
9/23	$11,036	$11,628	$11,416
10/23	$10,894	$11,529	$11,316
11/23	$11,523	$12,261	$12,105
12/23	$11,803	$12,546	$12,404
1/24	$11,777	$12,482	$12,328
2/24	$11,794	$12,498	$12,338
3/24	$11,783	$12,497	$12,342
4/24	$11,683	$12,343	$12,150
5/24	$11,687	$12,307	$12,125
6/24	$11,839	$12,495	$12,307
7/24	$11,947	$12,609	$12,423
8/24	$12,015	$12,708	$12,529

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A	6.08%	0.68%	2.18%
Class A with 3.25% Maximum Sales Charge	2.67%	0.01%	1.85%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.42%
Bloomberg Oregon Municipal Bond Index	5.98%	0.76%	2.28%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$194,540,469
# of Portfolio Holdings	119
Portfolio Turnover Rate	47%
Total Advisory Fees Paid	$611,051

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

General Obligations
43.6%
Hospital
15.3%
Education
8.8%
Water and Sewer
8.2%
Transportation
5.2%
Special Tax Revenue
4.8%
Housing
4.4%
Electric Utilities
4.1%
Other*
5.6%

Value	Value
OtherFootnote Reference*	5.6%
Electric Utilities	4.1%
Housing	4.4%
Special Tax Revenue	4.8%
Transportation	5.2%
Water and Sewer	8.2%
Education	8.8%
Hospital	15.3%
General Obligations	43.6%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

AAA
6.3%
AA
75.5%
A
7.8%
BBB
5.0%
BB
2.0%
Not Rated
3.4%

Value	Value
Not Rated	3.4%
BB	2.0%
BBB	5.0%
A	7.8%
AA	75.5%
AAA	6.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2024

ETORX-TSR-AR

Eaton Vance Oregon Municipal Income Fund

Class C ECORX

Annual Shareholder Report August 31, 2024

This annual shareholder report contains important information about the Eaton Vance Oregon Municipal Income Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$151	1.47%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ Security selections and an underweight position in bonds with 22+ years remaining to maturity detracted from Index-relative returns as longer-maturity bonds generally outperformed shorter-maturity bonds during the period

↓ Security selections and an underweight position in the industrial development revenue sector -- the best-performing sector in the Index -- hurt returns

↓ An underweight position in 4% coupon bonds, which typically have longer durations than higher-coupon bonds, detracted from Index-relative returns as longer-duration bonds benefited from falling interest rates during the period

↑ Security selections and an underweight position in AAA-rated bonds helped Index-relative returns as AAA bonds underperformed lower-rated bonds

↑ Security selections and an overweight position in the health care sector, which outperformed the Index, contributed to Index-relative returns

↑ An out-of-Index allocation to taxable municipal bonds, which generally outperformed tax-exempt municipal bonds, contributed to Index-relative returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg Municipal Bond Index	Bloomberg Oregon Municipal Bond Index
8/14	$10,000	$10,000	$10,000
9/14	$10,036	$10,010	$10,004
10/14	$10,072	$10,079	$10,069
11/14	$10,045	$10,096	$10,108
12/14	$10,123	$10,147	$10,161
1/15	$10,338	$10,327	$10,368
2/15	$10,227	$10,220	$10,231
3/15	$10,252	$10,250	$10,259
4/15	$10,191	$10,196	$10,202
5/15	$10,174	$10,168	$10,177
6/15	$10,103	$10,159	$10,167
7/15	$10,161	$10,232	$10,254
8/15	$10,154	$10,252	$10,296
9/15	$10,256	$10,327	$10,375
10/15	$10,282	$10,368	$10,409
11/15	$10,319	$10,409	$10,437
12/15	$10,356	$10,482	$10,508
1/16	$10,480	$10,607	$10,640
2/16	$10,505	$10,624	$10,652
3/16	$10,561	$10,658	$10,692
4/16	$10,640	$10,736	$10,765
5/16	$10,664	$10,765	$10,781
6/16	$10,841	$10,936	$10,958
7/16	$10,810	$10,943	$10,953
8/16	$10,878	$10,958	$10,958
9/16	$10,858	$10,903	$10,915
10/16	$10,771	$10,789	$10,819
11/16	$10,418	$10,386	$10,420
12/16	$10,498	$10,508	$10,561
1/17	$10,512	$10,577	$10,628
2/17	$10,572	$10,651	$10,692
3/17	$10,575	$10,674	$10,713
4/17	$10,656	$10,751	$10,789
5/17	$10,782	$10,922	$10,955
6/17	$10,739	$10,883	$10,917
7/17	$10,789	$10,971	$11,009
8/17	$10,846	$11,054	$11,079
9/17	$10,803	$10,998	$11,006
10/17	$10,691	$11,025	$11,030
11/17	$10,648	$10,966	$10,946
12/17	$10,708	$11,081	$11,077
1/18	$10,642	$10,950	$10,949
2/18	$10,633	$10,918	$10,905
3/18	$10,670	$10,958	$10,947
4/18	$10,661	$10,919	$10,905
5/18	$10,756	$11,044	$11,019
6/18	$10,758	$11,053	$11,035
7/18	$10,805	$11,080	$11,054
8/18	$10,817	$11,108	$11,082
9/18	$10,759	$11,037	$11,008
10/18	$10,689	$10,969	$10,940
11/18	$10,771	$11,090	$11,078
12/18	$10,876	$11,223	$11,221
1/19	$10,957	$11,308	$11,313
2/19	$11,003	$11,368	$11,369
3/19	$11,118	$11,548	$11,535
4/19	$11,149	$11,591	$11,571
5/19	$11,263	$11,751	$11,725
6/19	$11,304	$11,794	$11,774
7/19	$11,381	$11,889	$11,865
8/19	$11,553	$12,077	$12,061
9/19	$11,463	$11,980	$11,949
10/19	$11,456	$12,002	$11,978
11/19	$11,462	$12,032	$12,014
12/19	$11,493	$12,068	$12,043
1/20	$11,668	$12,285	$12,262
2/20	$11,807	$12,444	$12,413
3/20	$11,525	$11,992	$12,089
4/20	$11,399	$11,842	$12,011
5/20	$11,744	$12,219	$12,420
6/20	$11,798	$12,319	$12,439
7/20	$11,960	$12,527	$12,640
8/20	$11,879	$12,468	$12,568
9/20	$11,868	$12,470	$12,571
10/20	$11,832	$12,433	$12,537
11/20	$11,992	$12,621	$12,716
12/20	$12,038	$12,697	$12,768
1/21	$12,061	$12,778	$12,820
2/21	$11,852	$12,575	$12,596
3/21	$11,899	$12,653	$12,668
4/21	$11,985	$12,759	$12,768
5/21	$12,019	$12,797	$12,803
6/21	$12,030	$12,832	$12,807
7/21	$12,101	$12,939	$12,928
8/21	$12,061	$12,891	$12,890
9/21	$11,962	$12,798	$12,771
10/21	$11,935	$12,761	$12,739
11/21	$12,031	$12,869	$12,846
12/21	$12,028	$12,890	$12,878
1/22	$11,717	$12,537	$12,503
2/22	$11,655	$12,492	$12,467
3/22	$11,306	$12,087	$12,047
4/22	$10,985	$11,753	$11,677
5/22	$11,110	$11,928	$11,864
6/22	$10,925	$11,732	$11,658
7/22	$11,149	$12,042	$11,978
8/22	$10,913	$11,778	$11,703
9/22	$10,541	$11,326	$11,244
10/22	$10,470	$11,232	$11,159
11/22	$10,916	$11,757	$11,667
12/22	$10,925	$11,791	$11,726
1/23	$11,198	$12,130	$12,042
2/23	$10,932	$11,856	$11,770
3/23	$11,155	$12,119	$12,039
4/23	$11,127	$12,091	$12,020
5/23	$10,996	$11,986	$11,897
6/23	$11,082	$12,106	$12,010
7/23	$11,105	$12,154	$12,043
8/23	$10,949	$11,979	$11,822
9/23	$10,654	$11,628	$11,416
10/23	$10,525	$11,529	$11,316
11/23	$11,114	$12,261	$12,105
12/23	$11,370	$12,546	$12,404
1/24	$11,355	$12,482	$12,328
2/24	$11,353	$12,498	$12,338
3/24	$11,339	$12,497	$12,342
4/24	$11,234	$12,343	$12,150
5/24	$11,219	$12,307	$12,125
6/24	$11,375	$12,495	$12,307
7/24	$11,465	$12,609	$12,423
8/24	$11,695	$12,708	$12,529

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C	5.18%	(0.06)%	1.58%
Class C with 1% Maximum Deferred Sales Charge	4.18%	(0.06)%	1.58%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.42%
Bloomberg Oregon Municipal Bond Index	5.98%	0.76%	2.28%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$194,540,469
# of Portfolio Holdings	119
Portfolio Turnover Rate	47%
Total Advisory Fees Paid	$611,051

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.6%
Electric Utilities	4.1%
Housing	4.4%
Special Tax Revenue	4.8%
Transportation	5.2%
Water and Sewer	8.2%
Education	8.8%
Hospital	15.3%
General Obligations	43.6%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	3.4%
BB	2.0%
BBB	5.0%
A	7.8%
AA	75.5%
AAA	6.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2024

ECORX-TSR-AR

Eaton Vance Oregon Municipal Income Fund

Class I EIORX

Annual Shareholder Report August 31, 2024

This annual shareholder report contains important information about the Eaton Vance Oregon Municipal Income Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	0.51%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ Security selections and an underweight position in AAA-rated bonds helped Index-relative returns as AAA bonds underperformed lower-rated bonds

↑ Security selections and an overweight position in the health care sector, which outperformed the Index, contributed to Index-relative returns

↑ An out-of-Index allocation to taxable municipal bonds, which generally outperformed tax-exempt municipal bonds, contributed to Index-relative returns

↓ Security selections and an underweight position in bonds with 22+ years remaining to maturity detracted from Index-relative returns as longer-maturity bonds generally outperformed shorter-maturity bonds during the period

↓ Security selections and an underweight position in the industrial development revenue sector -- the best-performing sector in the Index -- hurt returns

↓ An underweight position in 4% coupon bonds, which typically have longer durations than higher-coupon bonds, detracted from Index-relative returns as longer-duration bonds benefited from falling interest rates during the period

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg Municipal Bond Index	Bloomberg Oregon Municipal Bond Index
8/14	$1,000,000	$1,000,000	$1,000,000
9/14	$1,004,492	$1,001,017	$1,000,389
10/14	$1,008,975	$1,007,880	$1,006,891
11/14	$1,007,728	$1,009,624	$1,010,750
12/14	$1,014,585	$1,014,718	$1,016,077
1/15	$1,037,625	$1,032,703	$1,036,839
2/15	$1,027,026	$1,022,050	$1,023,083
3/15	$1,031,504	$1,025,002	$1,025,896
4/15	$1,025,450	$1,019,624	$1,020,180
5/15	$1,024,081	$1,016,807	$1,017,660
6/15	$1,018,014	$1,015,880	$1,016,704
7/15	$1,024,935	$1,023,239	$1,025,450
8/15	$1,024,792	$1,025,248	$1,029,623
9/15	$1,036,584	$1,032,675	$1,037,523
10/15	$1,038,848	$1,036,780	$1,040,856
11/15	$1,043,508	$1,040,903	$1,043,728
12/15	$1,048,215	$1,048,216	$1,050,797
1/16	$1,061,374	$1,060,723	$1,064,048
2/16	$1,065,874	$1,062,391	$1,065,179
3/16	$1,071,589	$1,065,756	$1,069,239
4/16	$1,080,905	$1,073,593	$1,076,490
5/16	$1,084,201	$1,076,497	$1,078,089
6/16	$1,102,188	$1,093,622	$1,095,798
7/16	$1,100,603	$1,094,290	$1,095,316
8/16	$1,108,840	$1,095,766	$1,095,797
9/16	$1,107,226	$1,090,297	$1,091,461
10/16	$1,099,393	$1,078,859	$1,081,865
11/16	$1,064,232	$1,038,623	$1,042,001
12/16	$1,072,586	$1,050,816	$1,056,064
1/17	$1,075,999	$1,057,744	$1,062,752
2/17	$1,081,949	$1,065,088	$1,069,150
3/17	$1,084,138	$1,067,401	$1,071,294
4/17	$1,092,588	$1,075,146	$1,078,851
5/17	$1,107,404	$1,092,209	$1,095,468
6/17	$1,103,218	$1,088,292	$1,091,744
7/17	$1,109,315	$1,097,097	$1,100,919
8/17	$1,115,274	$1,105,446	$1,107,924
9/17	$1,112,313	$1,099,825	$1,100,608
10/17	$1,101,626	$1,102,510	$1,102,958
11/17	$1,098,665	$1,096,607	$1,094,643
12/17	$1,106,079	$1,108,068	$1,107,714
1/18	$1,099,177	$1,095,023	$1,094,914
2/18	$1,098,779	$1,091,751	$1,090,511
3/18	$1,103,591	$1,095,781	$1,094,746
4/18	$1,103,160	$1,091,870	$1,090,507
5/18	$1,114,587	$1,104,374	$1,101,894
6/18	$1,115,489	$1,105,316	$1,103,475
7/18	$1,121,426	$1,107,998	$1,105,379
8/18	$1,123,504	$1,110,844	$1,108,237
9/18	$1,117,549	$1,103,652	$1,100,850
10/18	$1,111,529	$1,096,856	$1,094,012
11/18	$1,121,502	$1,108,996	$1,107,768
12/18	$1,134,195	$1,122,274	$1,122,125
1/19	$1,142,818	$1,130,758	$1,131,283
2/19	$1,148,676	$1,136,812	$1,136,937
3/19	$1,161,198	$1,154,783	$1,153,464
4/19	$1,165,448	$1,159,123	$1,157,143
5/19	$1,179,205	$1,175,103	$1,172,509
6/19	$1,183,357	$1,179,442	$1,177,364
7/19	$1,191,555	$1,188,947	$1,186,485
8/19	$1,212,126	$1,207,701	$1,206,056
9/19	$1,203,921	$1,198,020	$1,194,871
10/19	$1,203,901	$1,200,167	$1,197,789
11/19	$1,205,405	$1,203,169	$1,201,434
12/19	$1,208,339	$1,206,842	$1,204,311
1/20	$1,227,904	$1,228,525	$1,226,242
2/20	$1,243,330	$1,244,367	$1,241,345
3/20	$1,214,257	$1,199,230	$1,208,856
4/20	$1,203,238	$1,184,180	$1,201,113
5/20	$1,239,688	$1,221,850	$1,241,955
6/20	$1,246,719	$1,231,906	$1,243,883
7/20	$1,264,929	$1,252,655	$1,263,972
8/20	$1,257,684	$1,246,777	$1,256,762
9/20	$1,257,286	$1,247,042	$1,257,113
10/20	$1,254,061	$1,243,296	$1,253,733
11/20	$1,271,998	$1,262,058	$1,271,624
12/20	$1,278,354	$1,269,746	$1,276,849
1/21	$1,281,885	$1,277,837	$1,281,954
2/21	$1,261,202	$1,257,534	$1,259,637
3/21	$1,266,244	$1,265,290	$1,266,806
4/21	$1,277,103	$1,275,903	$1,276,799
5/21	$1,280,605	$1,279,709	$1,280,295
6/21	$1,284,149	$1,283,223	$1,280,685
7/21	$1,291,974	$1,293,866	$1,292,777
8/21	$1,289,747	$1,289,118	$1,288,998
9/21	$1,279,001	$1,279,814	$1,277,126
10/21	$1,278,179	$1,276,072	$1,273,903
11/21	$1,287,497	$1,286,935	$1,284,595
12/21	$1,289,578	$1,289,012	$1,287,756
1/22	$1,256,806	$1,253,728	$1,250,300
2/22	$1,251,731	$1,249,236	$1,246,652
3/22	$1,216,022	$1,208,739	$1,204,744
4/22	$1,181,923	$1,175,306	$1,167,687
5/22	$1,195,987	$1,192,765	$1,186,404
6/22	$1,176,395	$1,173,230	$1,165,800
7/22	$1,202,236	$1,204,229	$1,197,761
8/22	$1,176,585	$1,177,836	$1,170,341
9/22	$1,137,776	$1,132,630	$1,124,361
10/22	$1,131,669	$1,123,211	$1,115,880
11/22	$1,180,731	$1,175,747	$1,166,664
12/22	$1,182,498	$1,179,113	$1,172,637
1/23	$1,212,615	$1,212,983	$1,204,240
2/23	$1,184,632	$1,185,555	$1,177,047
3/23	$1,210,422	$1,211,860	$1,203,875
4/23	$1,207,763	$1,209,092	$1,202,019
5/23	$1,194,508	$1,198,614	$1,189,669
6/23	$1,205,434	$1,210,621	$1,200,980
7/23	$1,208,842	$1,215,410	$1,204,325
8/23	$1,192,540	$1,197,913	$1,182,201
9/23	$1,161,045	$1,162,804	$1,141,584
10/23	$1,147,810	$1,152,908	$1,131,576
11/23	$1,212,752	$1,226,096	$1,210,538
12/23	$1,242,545	$1,254,593	$1,240,418
1/24	$1,241,520	$1,248,186	$1,232,788
2/24	$1,242,002	$1,249,789	$1,233,830
3/24	$1,242,566	$1,249,749	$1,234,171
4/24	$1,230,681	$1,234,271	$1,215,029
5/24	$1,231,244	$1,230,651	$1,212,533
6/24	$1,249,105	$1,249,514	$1,230,700
7/24	$1,259,116	$1,260,903	$1,242,346
8/24	$1,266,017	$1,270,847	$1,252,938

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class I	6.16%	0.87%	2.38%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.42%
Bloomberg Oregon Municipal Bond Index	5.98%	0.76%	2.28%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$194,540,469
# of Portfolio Holdings	119
Portfolio Turnover Rate	47%
Total Advisory Fees Paid	$611,051

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.6%
Electric Utilities	4.1%
Housing	4.4%
Special Tax Revenue	4.8%
Transportation	5.2%
Water and Sewer	8.2%
Education	8.8%
Hospital	15.3%
General Obligations	43.6%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	3.4%
BB	2.0%
BBB	5.0%
A	7.8%
AA	75.5%
AAA	6.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2024

EIORX-TSR-AR

Eaton Vance South Carolina Municipal Income Fund

Class A EASCX

Annual Shareholder Report August 31, 2024

This annual shareholder report contains important information about the Eaton Vance South Carolina Municipal Income Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	0.71%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ Security selections in bonds with 22+ years remaining to maturity detracted from Index-relative returns during the period

↓ Security selections and an underweight position in the transportation sector, which outperformed the Index during the period, detracted from Index-relative returns

↓ Security selections in local general obligation bonds detracted from Index-relative returns during the period

↑ Security selections and an underweight position in AAA-rated bonds helped Index-relative returns as AAA bonds underperformed lower-rated bonds

↑ Security selections and an overweight position in the health care sector, which outperformed the Index, contributed to Index-relative returns

↑ Security selections and an overweight position in 4% coupon bonds, which typically have longer durations than higher-coupon bonds, contributed to Index-relative returns as interest rates generally declined and bond prices rose during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg South Carolina Municipal Bond Index
8/14	$9,675	$10,000	$10,000
9/14	$9,714	$10,010	$9,999
10/14	$9,785	$10,079	$10,071
11/14	$9,793	$10,096	$10,083
12/14	$9,885	$10,147	$10,149
1/15	$10,082	$10,327	$10,359
2/15	$9,974	$10,220	$10,217
3/15	$10,014	$10,250	$10,261
4/15	$9,947	$10,196	$10,190
5/15	$9,913	$10,168	$10,169
6/15	$9,847	$10,159	$10,149
7/15	$9,920	$10,232	$10,236
8/15	$9,919	$10,252	$10,256
9/15	$10,026	$10,327	$10,322
10/15	$10,057	$10,368	$10,354
11/15	$10,122	$10,409	$10,401
12/15	$10,206	$10,482	$10,476
1/16	$10,311	$10,607	$10,614
2/16	$10,351	$10,624	$10,638
3/16	$10,401	$10,658	$10,694
4/16	$10,484	$10,736	$10,790
5/16	$10,511	$10,765	$10,833
6/16	$10,672	$10,936	$11,037
7/16	$10,655	$10,943	$11,046
8/16	$10,726	$10,958	$11,051
9/16	$10,686	$10,903	$10,998
10/16	$10,601	$10,789	$10,874
11/16	$10,247	$10,386	$10,417
12/16	$10,341	$10,508	$10,549
1/17	$10,368	$10,577	$10,619
2/17	$10,417	$10,651	$10,666
3/17	$10,433	$10,674	$10,511
4/17	$10,516	$10,751	$10,637
5/17	$10,668	$10,922	$10,843
6/17	$10,626	$10,883	$10,857
7/17	$10,665	$10,971	$10,932
8/17	$10,737	$11,054	$11,061
9/17	$10,719	$10,998	$10,978
10/17	$10,653	$11,025	$11,028
11/17	$10,588	$10,966	$11,011
12/17	$10,638	$11,081	$11,146
1/18	$10,583	$10,950	$10,997
2/18	$10,552	$10,918	$10,933
3/18	$10,579	$10,958	$10,965
4/18	$10,560	$10,919	$10,936
5/18	$10,670	$11,044	$11,023
6/18	$10,698	$11,053	$11,058
7/18	$10,762	$11,080	$11,065
8/18	$10,778	$11,108	$11,087
9/18	$10,725	$11,037	$11,006
10/18	$10,672	$10,969	$10,966
11/18	$10,746	$11,090	$11,062
12/18	$10,853	$11,223	$11,198
1/19	$10,937	$11,308	$11,280
2/19	$11,011	$11,368	$11,406
3/19	$11,110	$11,548	$11,606
4/19	$11,126	$11,591	$11,667
5/19	$11,247	$11,751	$11,878
6/19	$11,284	$11,794	$11,919
7/19	$11,347	$11,889	$12,000
8/19	$11,469	$12,077	$12,182
9/19	$11,408	$11,980	$12,106
10/19	$11,418	$12,002	$12,127
11/19	$11,429	$12,032	$12,154
12/19	$11,466	$12,068	$12,196
1/20	$11,613	$12,285	$12,367
2/20	$11,723	$12,444	$12,546
3/20	$11,425	$11,992	$12,097
4/20	$11,300	$11,842	$11,923
5/20	$11,608	$12,219	$12,234
6/20	$11,706	$12,319	$12,458
7/20	$11,839	$12,527	$12,647
8/20	$11,809	$12,468	$12,648
9/20	$11,818	$12,470	$12,655
10/20	$11,826	$12,433	$12,621
11/20	$11,948	$12,621	$12,806
12/20	$11,994	$12,697	$12,883
1/21	$12,062	$12,778	$12,996
2/21	$11,929	$12,575	$12,800
3/21	$11,959	$12,653	$12,864
4/21	$12,026	$12,759	$12,957
5/21	$12,054	$12,797	$12,989
6/21	$12,071	$12,832	$13,017
7/21	$12,138	$12,939	$13,108
8/21	$12,116	$12,891	$13,072
9/21	$12,030	$12,798	$13,028
10/21	$12,008	$12,761	$12,975
11/21	$12,089	$12,869	$13,063
12/21	$12,093	$12,890	$13,088
1/22	$11,815	$12,537	$12,783
2/22	$11,757	$12,492	$12,720
3/22	$11,441	$12,087	$12,308
4/22	$11,203	$11,753	$11,969
5/22	$11,298	$11,928	$12,102
6/22	$11,162	$11,732	$11,851
7/22	$11,361	$12,042	$12,146
8/22	$11,184	$11,778	$11,924
9/22	$10,866	$11,326	$11,442
10/22	$10,821	$11,232	$11,312
11/22	$11,194	$11,757	$11,839
12/22	$11,227	$11,791	$11,897
1/23	$11,456	$12,130	$12,253
2/23	$11,256	$11,856	$11,995
3/23	$11,434	$12,119	$12,227
4/23	$11,432	$12,091	$12,180
5/23	$11,350	$11,986	$12,136
6/23	$11,413	$12,106	$12,272
7/23	$11,438	$12,154	$12,330
8/23	$11,345	$11,979	$12,105
9/23	$11,030	$11,628	$11,705
10/23	$10,888	$11,529	$11,622
11/23	$11,495	$12,261	$12,380
12/23	$11,728	$12,546	$12,694
1/24	$11,733	$12,482	$12,606
2/24	$11,738	$12,498	$12,622
3/24	$11,744	$12,497	$12,685
4/24	$11,641	$12,343	$12,526
5/24	$11,648	$12,307	$12,511
6/24	$11,818	$12,495	$12,720
7/24	$11,907	$12,609	$12,838
8/24	$11,972	$12,708	$12,938

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A	5.50%	0.86%	2.15%
Class A with 3.25% Maximum Sales Charge	2.04%	0.18%	1.82%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.42%
Bloomberg South Carolina Municipal Bond Index	6.88%	1.21%	2.61%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$181,965,920
# of Portfolio Holdings	91
Portfolio Turnover Rate	99%
Total Advisory Fees Paid	$647,151

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

General Obligations
22.9%
Hospital
19.1%
Water and Sewer
17.8%
Electric Utilities
12.6%
Transportation
5.7%
Lease Rev./Cert. of Participation
4.7%
Housing
4.3%
Senior Living/Life Care
3.2%
Other*
9.7%

Value	Value
OtherFootnote Reference*	9.7%
Senior Living/Life Care	3.2%
Housing	4.3%
Lease Rev./Cert. of Participation	4.7%
Transportation	5.7%
Electric Utilities	12.6%
Water and Sewer	17.8%
Hospital	19.1%
General Obligations	22.9%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

AAA
14.3%
AA
48.2%
A
25.9%
BBB
2.5%
BB
1.6%
Not Rated
7.5%

Value	Value
Not Rated	7.5%
BB	1.6%
BBB	2.5%
A	25.9%
AA	48.2%
AAA	14.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2024

EASCX-TSR-AR

Eaton Vance South Carolina Municipal Income Fund

Class C ECSCX

Annual Shareholder Report August 31, 2024

This annual shareholder report contains important information about the Eaton Vance South Carolina Municipal Income Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$149	1.46%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ Security selections in bonds with 22+ years remaining to maturity detracted from Index-relative returns during the period

↓ Security selections and an underweight position in the transportation sector, which outperformed the Index during the period, detracted from Index-relative returns

↓ Security selections in local general obligation bonds detracted from Index-relative returns during the period

↑ Security selections and an underweight position in AAA-rated bonds helped Index-relative returns as AAA bonds underperformed lower-rated bonds

↑ Security selections and an overweight position in the health care sector, which outperformed the Index, contributed to Index-relative returns

↑ Security selections and an overweight position in 4% coupon bonds, which typically have longer durations than higher-coupon bonds, contributed to Index-relative returns as interest rates generally declined and bond prices rose during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg Municipal Bond Index	Bloomberg South Carolina Municipal Bond Index
8/14	$10,000	$10,000	$10,000
9/14	$10,024	$10,010	$9,999
10/14	$10,098	$10,079	$10,071
11/14	$10,102	$10,096	$10,083
12/14	$10,186	$10,147	$10,149
1/15	$10,393	$10,327	$10,359
2/15	$10,274	$10,220	$10,217
3/15	$10,297	$10,250	$10,261
4/15	$10,228	$10,196	$10,190
5/15	$10,179	$10,168	$10,169
6/15	$10,111	$10,159	$10,149
7/15	$10,178	$10,232	$10,236
8/15	$10,172	$10,252	$10,256
9/15	$10,271	$10,327	$10,322
10/15	$10,296	$10,368	$10,354
11/15	$10,354	$10,409	$10,401
12/15	$10,441	$10,482	$10,476
1/16	$10,548	$10,607	$10,614
2/16	$10,571	$10,624	$10,638
3/16	$10,625	$10,658	$10,694
4/16	$10,700	$10,736	$10,790
5/16	$10,721	$10,765	$10,833
6/16	$10,871	$10,936	$11,037
7/16	$10,849	$10,943	$11,046
8/16	$10,911	$10,958	$11,051
9/16	$10,868	$10,903	$10,998
10/16	$10,781	$10,789	$10,874
11/16	$10,416	$10,386	$10,417
12/16	$10,500	$10,508	$10,549
1/17	$10,521	$10,577	$10,619
2/17	$10,564	$10,651	$10,666
3/17	$10,573	$10,674	$10,511
4/17	$10,648	$10,751	$10,637
5/17	$10,798	$10,922	$10,843
6/17	$10,754	$10,883	$10,857
7/17	$10,785	$10,971	$10,932
8/17	$10,849	$11,054	$11,061
9/17	$10,815	$10,998	$10,978
10/17	$10,748	$11,025	$11,028
11/17	$10,681	$10,966	$11,011
12/17	$10,712	$11,081	$11,146
1/18	$10,654	$10,950	$10,997
2/18	$10,620	$10,918	$10,933
3/18	$10,641	$10,958	$10,965
4/18	$10,617	$10,919	$10,936
5/18	$10,716	$11,044	$11,023
6/18	$10,750	$11,053	$11,058
7/18	$10,793	$11,080	$11,065
8/18	$10,814	$11,108	$11,087
9/18	$10,749	$11,037	$11,006
10/18	$10,693	$10,969	$10,966
11/18	$10,758	$11,090	$11,062
12/18	$10,854	$11,223	$11,198
1/19	$10,927	$11,308	$11,280
2/19	$10,992	$11,368	$11,406
3/19	$11,091	$11,548	$11,606
4/19	$11,101	$11,591	$11,667
5/19	$11,209	$11,751	$11,878
6/19	$11,250	$11,794	$11,919
7/19	$11,303	$11,889	$12,000
8/19	$11,412	$12,077	$12,182
9/19	$11,348	$11,980	$12,106
10/19	$11,340	$12,002	$12,127
11/19	$11,357	$12,032	$12,154
12/19	$11,374	$12,068	$12,196
1/20	$11,529	$12,285	$12,367
2/20	$11,615	$12,444	$12,546
3/20	$11,331	$11,992	$12,097
4/20	$11,197	$11,842	$11,923
5/20	$11,478	$12,219	$12,234
6/20	$11,575	$12,319	$12,458
7/20	$11,693	$12,527	$12,647
8/20	$11,659	$12,468	$12,648
9/20	$11,673	$12,470	$12,655
10/20	$11,663	$12,433	$12,621
11/20	$11,781	$12,621	$12,806
12/20	$11,829	$12,697	$12,883
1/21	$11,875	$12,778	$12,996
2/21	$11,734	$12,575	$12,800
3/21	$11,767	$12,653	$12,864
4/21	$11,822	$12,759	$12,957
5/21	$11,830	$12,797	$12,989
6/21	$11,850	$12,832	$13,017
7/21	$11,906	$12,939	$13,108
8/21	$11,879	$12,891	$13,072
9/21	$11,793	$12,798	$13,028
10/21	$11,766	$12,761	$12,975
11/21	$11,834	$12,869	$13,063
12/21	$11,819	$12,890	$13,088
1/22	$11,545	$12,537	$12,783
2/22	$11,486	$12,492	$12,720
3/22	$11,166	$12,087	$12,308
4/22	$10,929	$11,753	$11,969
5/22	$11,010	$11,928	$12,102
6/22	$10,879	$11,732	$11,851
7/22	$11,068	$12,042	$12,146
8/22	$10,876	$11,778	$11,924
9/22	$10,567	$11,326	$11,442
10/22	$10,509	$11,232	$11,312
11/22	$10,868	$11,757	$11,839
12/22	$10,892	$11,791	$11,897
1/23	$11,120	$12,130	$12,253
2/23	$10,909	$11,856	$11,995
3/23	$11,077	$12,119	$12,227
4/23	$11,057	$12,091	$12,180
5/23	$10,977	$11,986	$12,136
6/23	$11,041	$12,106	$12,272
7/23	$11,058	$12,154	$12,330
8/23	$10,956	$11,979	$12,105
9/23	$10,652	$11,628	$11,705
10/23	$10,506	$11,529	$11,622
11/23	$11,077	$12,261	$12,380
12/23	$11,308	$12,546	$12,694
1/24	$11,307	$12,482	$12,606
2/24	$11,295	$12,498	$12,622
3/24	$11,294	$12,497	$12,685
4/24	$11,184	$12,343	$12,526
5/24	$11,185	$12,307	$12,511
6/24	$11,346	$12,495	$12,720
7/24	$11,421	$12,609	$12,838
8/24	$11,641	$12,708	$12,938

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C	4.71%	0.11%	1.53%
Class C with 1% Maximum Deferred Sales Charge	3.71%	0.11%	1.53%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.42%
Bloomberg South Carolina Municipal Bond Index	6.88%	1.21%	2.61%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$181,965,920
# of Portfolio Holdings	91
Portfolio Turnover Rate	99%
Total Advisory Fees Paid	$647,151

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	9.7%
Senior Living/Life Care	3.2%
Housing	4.3%
Lease Rev./Cert. of Participation	4.7%
Transportation	5.7%
Electric Utilities	12.6%
Water and Sewer	17.8%
Hospital	19.1%
General Obligations	22.9%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	7.5%
BB	1.6%
BBB	2.5%
A	25.9%
AA	48.2%
AAA	14.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2024

ECSCX-TSR-AR

Eaton Vance South Carolina Municipal Income Fund

Class I EISCX

Annual Shareholder Report August 31, 2024

This annual shareholder report contains important information about the Eaton Vance South Carolina Municipal Income Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.51%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ Security selections in bonds with 22+ years remaining to maturity detracted from Index-relative returns during the period

↓ Security selections and an underweight position in the transportation sector, which outperformed the Index during the period, detracted from Index-relative returns

↓ Security selections in local general obligation bonds detracted from Index-relative returns during the period

↑ Security selections and an underweight position in AAA-rated bonds helped Index-relative returns as AAA bonds underperformed lower-rated bonds

↑ Security selections and an overweight position in the health care sector, which outperformed the Index, contributed to Index-relative returns

↑ Security selections and an overweight position in 4% coupon bonds, which typically have longer durations than higher-coupon bonds, contributed to Index-relative returns as interest rates generally declined and bond prices rose during the period

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg Municipal Bond Index	Bloomberg South Carolina Municipal Bond Index
8/14	$1,000,000	$1,000,000	$1,000,000
9/14	$1,004,242	$1,001,017	$999,916
10/14	$1,011,736	$1,007,880	$1,007,122
11/14	$1,012,745	$1,009,624	$1,008,278
12/14	$1,022,385	$1,014,718	$1,014,935
1/15	$1,042,947	$1,032,703	$1,035,896
2/15	$1,031,893	$1,022,050	$1,021,678
3/15	$1,035,061	$1,025,002	$1,026,147
4/15	$1,029,479	$1,019,624	$1,019,035
5/15	$1,026,082	$1,016,807	$1,016,910
6/15	$1,019,425	$1,015,880	$1,014,931
7/15	$1,027,213	$1,023,239	$1,023,562
8/15	$1,027,263	$1,025,248	$1,025,562
9/15	$1,038,501	$1,032,675	$1,032,160
10/15	$1,041,920	$1,036,780	$1,035,434
11/15	$1,048,801	$1,040,903	$1,040,101
12/15	$1,057,657	$1,048,216	$1,047,609
1/16	$1,068,715	$1,060,723	$1,061,415
2/16	$1,072,983	$1,062,391	$1,063,777
3/16	$1,078,396	$1,065,756	$1,069,385
4/16	$1,087,195	$1,073,593	$1,078,951
5/16	$1,090,209	$1,076,497	$1,083,266
6/16	$1,107,052	$1,093,622	$1,103,669
7/16	$1,105,470	$1,094,290	$1,104,596
8/16	$1,113,009	$1,095,766	$1,105,133
9/16	$1,109,045	$1,090,297	$1,099,783
10/16	$1,100,408	$1,078,859	$1,087,440
11/16	$1,063,897	$1,038,623	$1,041,744
12/16	$1,073,815	$1,050,816	$1,054,870
1/17	$1,076,778	$1,057,744	$1,061,875
2/17	$1,082,091	$1,065,088	$1,066,645
3/17	$1,083,892	$1,067,401	$1,051,089
4/17	$1,092,734	$1,075,146	$1,063,711
5/17	$1,108,674	$1,092,209	$1,084,314
6/17	$1,104,568	$1,088,292	$1,085,683
7/17	$1,108,720	$1,097,097	$1,093,199
8/17	$1,116,461	$1,105,446	$1,106,077
9/17	$1,113,499	$1,099,825	$1,097,769
10/17	$1,108,131	$1,102,510	$1,102,842
11/17	$1,101,556	$1,096,607	$1,101,143
12/17	$1,106,941	$1,108,068	$1,114,582
1/18	$1,100,185	$1,095,023	$1,099,743
2/18	$1,098,340	$1,091,751	$1,093,346
3/18	$1,101,344	$1,095,781	$1,096,500
4/18	$1,099,490	$1,091,870	$1,093,616
5/18	$1,111,112	$1,104,374	$1,102,317
6/18	$1,114,270	$1,105,316	$1,105,807
7/18	$1,121,073	$1,107,998	$1,106,484
8/18	$1,122,938	$1,110,844	$1,108,730
9/18	$1,117,673	$1,103,652	$1,100,568
10/18	$1,112,333	$1,096,856	$1,096,642
11/18	$1,120,236	$1,108,996	$1,106,218
12/18	$1,131,509	$1,122,274	$1,119,775
1/19	$1,140,503	$1,130,758	$1,128,035
2/19	$1,148,355	$1,136,812	$1,140,650
3/19	$1,158,892	$1,154,783	$1,160,609
4/19	$1,160,698	$1,159,123	$1,166,651
5/19	$1,173,574	$1,175,103	$1,187,828
6/19	$1,177,634	$1,179,442	$1,191,875
7/19	$1,184,349	$1,188,947	$1,199,999
8/19	$1,197,297	$1,207,701	$1,218,197
9/19	$1,191,073	$1,198,020	$1,210,596
10/19	$1,191,047	$1,200,167	$1,212,741
11/19	$1,193,726	$1,203,169	$1,215,361
12/19	$1,197,774	$1,206,842	$1,219,594
1/20	$1,213,343	$1,228,525	$1,236,668
2/20	$1,223,670	$1,244,367	$1,254,574
3/20	$1,194,120	$1,199,230	$1,209,684
4/20	$1,181,278	$1,184,180	$1,192,341
5/20	$1,212,323	$1,221,850	$1,223,400
6/20	$1,223,993	$1,231,906	$1,245,770
7/20	$1,236,824	$1,252,655	$1,264,750
8/20	$1,235,245	$1,246,777	$1,264,842
9/20	$1,236,373	$1,247,042	$1,265,454
10/20	$1,236,151	$1,243,296	$1,262,051
11/20	$1,250,393	$1,262,058	$1,280,623
12/20	$1,255,377	$1,269,746	$1,288,342
1/21	$1,261,455	$1,277,837	$1,299,615
2/21	$1,249,068	$1,257,534	$1,279,957
3/21	$1,252,409	$1,265,290	$1,286,374
4/21	$1,259,594	$1,275,903	$1,295,716
5/21	$1,261,447	$1,279,709	$1,298,899
6/21	$1,264,704	$1,283,223	$1,301,662
7/21	$1,271,902	$1,293,866	$1,310,809
8/21	$1,269,813	$1,289,118	$1,307,220
9/21	$1,261,106	$1,279,814	$1,302,848
10/21	$1,258,977	$1,276,072	$1,297,472
11/21	$1,267,644	$1,286,935	$1,306,297
12/21	$1,266,908	$1,289,012	$1,308,799
1/22	$1,238,030	$1,253,728	$1,278,288
2/22	$1,233,526	$1,249,236	$1,272,036
3/22	$1,200,615	$1,208,739	$1,230,798
4/22	$1,175,817	$1,175,306	$1,196,923
5/22	$1,186,004	$1,192,765	$1,210,196
6/22	$1,171,895	$1,173,230	$1,185,121
7/22	$1,192,996	$1,204,229	$1,214,583
8/22	$1,173,270	$1,177,836	$1,192,411
9/22	$1,141,503	$1,132,630	$1,144,236
10/22	$1,135,621	$1,123,211	$1,131,167
11/22	$1,176,260	$1,175,747	$1,183,898
12/22	$1,179,914	$1,179,113	$1,189,683
1/23	$1,204,191	$1,212,983	$1,225,319
2/23	$1,182,039	$1,185,555	$1,199,457
3/23	$1,202,300	$1,211,860	$1,222,684
4/23	$1,200,855	$1,209,092	$1,217,984
5/23	$1,193,864	$1,198,614	$1,213,633
6/23	$1,200,705	$1,210,621	$1,227,215
7/23	$1,203,478	$1,215,410	$1,233,028
8/23	$1,192,562	$1,197,913	$1,210,531
9/23	$1,161,057	$1,162,804	$1,170,541
10/23	$1,146,330	$1,152,908	$1,162,236
11/23	$1,208,912	$1,226,096	$1,237,966
12/23	$1,235,031	$1,254,593	$1,269,407
1/24	$1,235,780	$1,248,186	$1,260,642
2/24	$1,236,551	$1,249,789	$1,262,238
3/24	$1,237,339	$1,249,749	$1,268,496
4/24	$1,226,778	$1,234,271	$1,252,633
5/24	$1,227,652	$1,230,651	$1,251,096
6/24	$1,245,789	$1,249,514	$1,272,038
7/24	$1,255,326	$1,260,903	$1,283,818
8/24	$1,260,752	$1,270,847	$1,293,783

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class I	5.72%	1.04%	2.34%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.42%
Bloomberg South Carolina Municipal Bond Index	6.88%	1.21%	2.61%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$181,965,920
# of Portfolio Holdings	91
Portfolio Turnover Rate	99%
Total Advisory Fees Paid	$647,151

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	9.7%
Senior Living/Life Care	3.2%
Housing	4.3%
Lease Rev./Cert. of Participation	4.7%
Transportation	5.7%
Electric Utilities	12.6%
Water and Sewer	17.8%
Hospital	19.1%
General Obligations	22.9%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	7.5%
BB	1.6%
BBB	2.5%
A	25.9%
AA	48.2%
AAA	14.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2024

EISCX-TSR-AR

Eaton Vance Virginia Municipal Income Fund

Class A ETVAX

Annual Shareholder Report August 31, 2024

This annual shareholder report contains important information about the Eaton Vance Virginia Municipal Income Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.74%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight position in bonds rated BBB and below helped Index-relative returns as lower-rated bonds generally outperformed higher-rated bonds

↑ Security selections and an overweight position in the health care sector, which outperformed the Index, contributed to Index-relative returns

↑ An overweight position in 4% coupon bonds, which typically have longer durations than higher-coupon bonds, contributed to Index-relative returns as interest rates generally declined and bond prices rose during the period

↓ An overweight position in the water and sewer sector, which underperformed the Index during the period, detracted from Index-relative returns

↓ Security selections in the housing sector detracted from Index-relative returns during the period

↓ An overweight position in bonds with 2-4 years remaining to maturity detracted from Index-relative returns as shorter-maturity bonds generally underperformed longer-maturity bonds during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Virginia Municipal Bond Index
8/14	$9,675	$10,000	$10,000
9/14	$9,741	$10,010	$10,004
10/14	$9,770	$10,079	$10,075
11/14	$9,729	$10,096	$10,087
12/14	$9,760	$10,147	$10,128
1/15	$9,863	$10,327	$10,293
2/15	$9,821	$10,220	$10,194
3/15	$9,852	$10,250	$10,231
4/15	$9,823	$10,196	$10,187
5/15	$9,804	$10,168	$10,165
6/15	$9,787	$10,159	$10,162
7/15	$9,818	$10,232	$10,225
8/15	$9,838	$10,252	$10,253
9/15	$9,895	$10,327	$10,324
10/15	$9,939	$10,368	$10,364
11/15	$9,996	$10,409	$10,394
12/15	$10,090	$10,482	$10,452
1/16	$10,209	$10,607	$10,577
2/16	$10,229	$10,624	$10,603
3/16	$10,248	$10,658	$10,629
4/16	$10,342	$10,736	$10,699
5/16	$10,374	$10,765	$10,716
6/16	$10,544	$10,936	$10,871
7/16	$10,535	$10,943	$10,876
8/16	$10,552	$10,958	$10,879
9/16	$10,518	$10,903	$10,842
10/16	$10,458	$10,789	$10,738
11/16	$10,192	$10,386	$10,349
12/16	$10,261	$10,508	$10,478
1/17	$10,311	$10,577	$10,552
2/17	$10,367	$10,651	$10,619
3/17	$10,383	$10,674	$10,639
4/17	$10,452	$10,751	$10,723
5/17	$10,547	$10,922	$10,873
6/17	$10,524	$10,883	$10,839
7/17	$10,566	$10,971	$10,912
8/17	$10,622	$11,054	$10,984
9/17	$10,562	$10,998	$10,912
10/17	$10,516	$11,025	$10,921
11/17	$10,443	$10,966	$10,838
12/17	$10,504	$11,081	$10,969
1/18	$10,415	$10,950	$10,847
2/18	$10,395	$10,918	$10,811
3/18	$10,442	$10,958	$10,853
4/18	$10,417	$10,919	$10,809
5/18	$10,513	$11,044	$10,928
6/18	$10,542	$11,053	$10,937
7/18	$10,568	$11,080	$10,958
8/18	$10,599	$11,108	$10,983
9/18	$10,545	$11,037	$10,914
10/18	$10,490	$10,969	$10,858
11/18	$10,587	$11,090	$10,975
12/18	$10,683	$11,223	$11,102
1/19	$10,764	$11,308	$11,191
2/19	$10,820	$11,368	$11,249
3/19	$10,944	$11,548	$11,403
4/19	$10,958	$11,591	$11,430
5/19	$11,082	$11,751	$11,571
6/19	$11,122	$11,794	$11,613
7/19	$11,203	$11,889	$11,710
8/19	$11,369	$12,077	$11,860
9/19	$11,294	$11,980	$11,773
10/19	$11,289	$12,002	$11,799
11/19	$11,299	$12,032	$11,832
12/19	$11,326	$12,068	$11,860
1/20	$11,523	$12,285	$12,043
2/20	$11,649	$12,444	$12,162
3/20	$11,258	$11,992	$11,836
4/20	$11,155	$11,842	$11,764
5/20	$11,513	$12,219	$12,132
6/20	$11,597	$12,319	$12,183
7/20	$11,753	$12,527	$12,353
8/20	$11,720	$12,468	$12,315
9/20	$11,728	$12,470	$12,323
10/20	$11,693	$12,433	$12,279
11/20	$11,862	$12,621	$12,433
12/20	$11,928	$12,697	$12,475
1/21	$11,979	$12,778	$12,540
2/21	$11,812	$12,575	$12,366
3/21	$11,831	$12,653	$12,422
4/21	$11,925	$12,759	$12,506
5/21	$11,974	$12,797	$12,527
6/21	$11,994	$12,832	$12,559
7/21	$12,073	$12,939	$12,651
8/21	$12,033	$12,891	$12,604
9/21	$11,934	$12,798	$12,530
10/21	$11,908	$12,761	$12,505
11/21	$11,988	$12,869	$12,586
12/21	$11,993	$12,890	$12,605
1/22	$11,684	$12,537	$12,301
2/22	$11,600	$12,492	$12,262
3/22	$11,276	$12,087	$11,876
4/22	$10,966	$11,753	$11,547
5/22	$11,077	$11,928	$11,718
6/22	$10,918	$11,732	$11,523
7/22	$11,182	$12,042	$11,830
8/22	$10,914	$11,778	$11,563
9/22	$10,542	$11,326	$11,075
10/22	$10,457	$11,232	$11,002
11/22	$10,892	$11,757	$11,521
12/22	$10,899	$11,791	$11,548
1/23	$11,182	$12,130	$11,883
2/23	$10,930	$11,856	$11,590
3/23	$11,108	$12,119	$11,858
4/23	$11,102	$12,091	$11,825
5/23	$11,003	$11,986	$11,717
6/23	$11,084	$12,106	$11,840
7/23	$11,126	$12,154	$11,878
8/23	$10,982	$11,979	$11,687
9/23	$10,638	$11,628	$11,303
10/23	$10,465	$11,529	$11,198
11/23	$11,139	$12,261	$11,976
12/23	$11,389	$12,546	$12,264
1/24	$11,404	$12,482	$12,185
2/24	$11,404	$12,498	$12,203
3/24	$11,435	$12,497	$12,205
4/24	$11,355	$12,343	$12,050
5/24	$11,323	$12,307	$12,010
6/24	$11,501	$12,495	$12,205
7/24	$11,568	$12,609	$12,308
8/24	$11,659	$12,708	$12,395

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A	6.12%	0.50%	1.88%
Class A with 3.25% Maximum Sales Charge	2.62%	(0.17)%	1.55%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.42%
Bloomberg Virginia Municipal Bond Index	6.05%	0.89%	2.17%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$60,961,725
# of Portfolio Holdings	65
Portfolio Turnover Rate	77%
Total Advisory Fees Paid	$162,441

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Hospital 16.6%
Transportation 14.1%
General Obligations 13.3%
Water and Sewer 12.9%
Housing 9.1%
Senior Living/Life Care 7.3%
Education 7.2%
Lease Rev./Cert. of Participation 5.3%
Bond Bank 4.7%
Electric Utilities 4.1%
Other* 5.4%

Value	Value
OtherFootnote Reference*	5.4%
Electric Utilities	4.1%
Bond Bank	4.7%
Lease Rev./Cert. of Participation	5.3%
Education	7.2%
Senior Living/Life Care	7.3%
Housing	9.1%
Water and Sewer	12.9%
General Obligations	13.3%
Transportation	14.1%
Hospital	16.6%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

AAA
26.5%
AA
46.3%
A
6.6%
BBB
6.0%
BB
3.2%
B
0.1%
Not Rated
11.3%

Value	Value
Not Rated	11.3%
B	0.1%
BB	3.2%
BBB	6.0%
A	6.6%
AA	46.3%
AAA	26.5%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2024

ETVAX-TSR-AR

Eaton Vance Virginia Municipal Income Fund

Class C ECVAX

Annual Shareholder Report August 31, 2024

This annual shareholder report contains important information about the Eaton Vance Virginia Municipal Income Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$153	1.49%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight position in the water and sewer sector, which underperformed the Index during the period, detracted from Index-relative returns

↓ Security selections in the housing sector detracted from Index-relative returns during the period

↓ An overweight position in bonds with 2-4 years remaining to maturity detracted from Index-relative returns as shorter-maturity bonds generally underperformed longer-maturity bonds during the period

↑ An overweight position in bonds rated BBB and below helped Index-relative returns as lower-rated bonds generally outperformed higher-rated bonds

↑ Security selections and an overweight position in the health care sector, which outperformed the Index, contributed to Index-relative returns

↑ An overweight position in 4% coupon bonds, which typically have longer durations than higher-coupon bonds, contributed to Index-relative returns as interest rates generally declined and bond prices rose during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg Municipal Bond Index	Bloomberg Virginia Municipal Bond Index
8/14	$10,000	$10,000	$10,000
9/14	$10,069	$10,010	$10,004
10/14	$10,082	$10,079	$10,075
11/14	$10,040	$10,096	$10,087
12/14	$10,065	$10,147	$10,128
1/15	$10,158	$10,327	$10,293
2/15	$10,116	$10,220	$10,194
3/15	$10,141	$10,250	$10,231
4/15	$10,100	$10,196	$10,187
5/15	$10,080	$10,168	$10,165
6/15	$10,060	$10,159	$10,162
7/15	$10,086	$10,232	$10,225
8/15	$10,101	$10,252	$10,253
9/15	$10,140	$10,327	$10,324
10/15	$10,189	$10,368	$10,364
11/15	$10,250	$10,409	$10,394
12/15	$10,322	$10,482	$10,452
1/16	$10,441	$10,607	$10,577
2/16	$10,456	$10,624	$10,603
3/16	$10,481	$10,658	$10,629
4/16	$10,565	$10,736	$10,699
5/16	$10,591	$10,765	$10,716
6/16	$10,755	$10,936	$10,871
7/16	$10,743	$10,943	$10,876
8/16	$10,755	$10,958	$10,879
9/16	$10,708	$10,903	$10,842
10/16	$10,638	$10,789	$10,738
11/16	$10,366	$10,386	$10,349
12/16	$10,426	$10,508	$10,478
1/17	$10,480	$10,577	$10,552
2/17	$10,517	$10,651	$10,619
3/17	$10,528	$10,674	$10,639
4/17	$10,588	$10,751	$10,723
5/17	$10,695	$10,922	$10,873
6/17	$10,658	$10,883	$10,839
7/17	$10,692	$10,971	$10,912
8/17	$10,741	$11,054	$10,984
9/17	$10,670	$10,998	$10,912
10/17	$10,612	$11,025	$10,921
11/17	$10,542	$10,966	$10,838
12/17	$10,594	$11,081	$10,969
1/18	$10,509	$10,950	$10,847
2/18	$10,476	$10,918	$10,811
3/18	$10,504	$10,958	$10,853
4/18	$10,476	$10,919	$10,809
5/18	$10,572	$11,044	$10,928
6/18	$10,595	$11,053	$10,937
7/18	$10,615	$11,080	$10,958
8/18	$10,639	$11,108	$10,983
9/18	$10,587	$11,037	$10,914
10/18	$10,520	$10,969	$10,858
11/18	$10,604	$11,090	$10,975
12/18	$10,699	$11,223	$11,102
1/19	$10,769	$11,308	$11,191
2/19	$10,815	$11,368	$11,249
3/19	$10,936	$11,548	$11,403
4/19	$10,944	$11,591	$11,430
5/19	$11,064	$11,751	$11,571
6/19	$11,096	$11,794	$11,613
7/19	$11,177	$11,889	$11,710
8/19	$11,334	$12,077	$11,860
9/19	$11,237	$11,980	$11,773
10/19	$11,240	$12,002	$11,799
11/19	$11,232	$12,032	$11,832
12/19	$11,264	$12,068	$11,860
1/20	$11,448	$12,285	$12,043
2/20	$11,570	$12,444	$12,162
3/20	$11,176	$11,992	$11,836
4/20	$11,054	$11,842	$11,764
5/20	$11,408	$12,219	$12,132
6/20	$11,479	$12,319	$12,183
7/20	$11,640	$12,527	$12,353
8/20	$11,579	$12,468	$12,315
9/20	$11,582	$12,470	$12,323
10/20	$11,558	$12,433	$12,279
11/20	$11,717	$12,621	$12,433
12/20	$11,771	$12,697	$12,475
1/21	$11,810	$12,778	$12,540
2/21	$11,631	$12,575	$12,366
3/21	$11,655	$12,653	$12,422
4/21	$11,734	$12,759	$12,506
5/21	$11,772	$12,797	$12,527
6/21	$11,785	$12,832	$12,559
7/21	$11,849	$12,939	$12,651
8/21	$11,821	$12,891	$12,604
9/21	$11,714	$12,798	$12,530
10/21	$11,673	$12,761	$12,505
11/21	$11,738	$12,869	$12,586
12/21	$11,737	$12,890	$12,605
1/22	$11,432	$12,537	$12,301
2/22	$11,354	$12,492	$12,262
3/22	$11,022	$12,087	$11,876
4/22	$10,705	$11,753	$11,547
5/22	$10,811	$11,928	$11,718
6/22	$10,653	$11,732	$11,523
7/22	$10,894	$12,042	$11,830
8/22	$10,640	$11,778	$11,563
9/22	$10,268	$11,326	$11,075
10/22	$10,176	$11,232	$11,002
11/22	$10,593	$11,757	$11,521
12/22	$10,595	$11,791	$11,548
1/23	$10,865	$12,130	$11,883
2/23	$10,601	$11,856	$11,590
3/23	$10,779	$12,119	$11,858
4/23	$10,756	$12,091	$11,825
5/23	$10,665	$11,986	$11,717
6/23	$10,732	$12,106	$11,840
7/23	$10,764	$12,154	$11,878
8/23	$10,621	$11,979	$11,687
9/23	$10,276	$11,628	$11,303
10/23	$10,108	$11,529	$11,198
11/23	$10,746	$12,261	$11,976
12/23	$10,988	$12,546	$12,264
1/24	$10,984	$12,482	$12,185
2/24	$10,993	$12,498	$12,203
3/24	$11,016	$12,497	$12,205
4/24	$10,916	$12,343	$12,050
5/24	$10,898	$12,307	$12,010
6/24	$11,049	$12,495	$12,205
7/24	$11,117	$12,609	$12,308
8/24	$11,361	$12,708	$12,395

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C	5.33%	(0.26)%	1.28%
Class C with 1% Maximum Deferred Sales Charge	4.33%	(0.26)%	1.28%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.42%
Bloomberg Virginia Municipal Bond Index	6.05%	0.89%	2.17%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$60,961,725
# of Portfolio Holdings	65
Portfolio Turnover Rate	77%
Total Advisory Fees Paid	$162,441

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.4%
Electric Utilities	4.1%
Bond Bank	4.7%
Lease Rev./Cert. of Participation	5.3%
Education	7.2%
Senior Living/Life Care	7.3%
Housing	9.1%
Water and Sewer	12.9%
General Obligations	13.3%
Transportation	14.1%
Hospital	16.6%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	11.3%
B	0.1%
BB	3.2%
BBB	6.0%
A	6.6%
AA	46.3%
AAA	26.5%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2024

ECVAX-TSR-AR

Eaton Vance Virginia Municipal Income Fund

Class I EVAIX

Annual Shareholder Report August 31, 2024

This annual shareholder report contains important information about the Eaton Vance Virginia Municipal Income Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$56	0.54%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight position in bonds rated BBB and below helped Index-relative returns as lower-rated bonds generally outperformed higher-rated bonds

↑ Security selections and an overweight position in the health care sector, which outperformed the Index, contributed to Index-relative returns

↑ An overweight position in 4% coupon bonds, which typically have longer durations than higher-coupon bonds, contributed to Index-relative returns as interest rates generally declined and bond prices rose during the period

↓ An overweight position in the water and sewer sector, which underperformed the Index during the period, detracted from Index-relative returns

↓ Security selections in the housing sector detracted from Index-relative returns during the period

↓ An overweight position in bonds with 2-4 years remaining to maturity detracted from Index-relative returns as shorter-maturity bonds generally underperformed longer-maturity bonds during the period

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg Municipal Bond Index	Bloomberg Virginia Municipal Bond Index
8/14	$1,000,000	$1,000,000	$1,000,000
9/14	$1,006,944	$1,001,017	$1,000,393
10/14	$1,010,176	$1,007,880	$1,007,468
11/14	$1,006,109	$1,009,624	$1,008,653
12/14	$1,009,436	$1,014,718	$1,012,778
1/15	$1,020,298	$1,032,703	$1,029,299
2/15	$1,016,082	$1,022,050	$1,019,357
3/15	$1,019,459	$1,025,002	$1,023,054
4/15	$1,016,614	$1,019,624	$1,018,726
5/15	$1,014,930	$1,016,807	$1,016,533
6/15	$1,013,281	$1,015,880	$1,016,234
7/15	$1,016,726	$1,023,239	$1,022,479
8/15	$1,018,892	$1,025,248	$1,025,311
9/15	$1,025,005	$1,032,675	$1,032,424
10/15	$1,029,738	$1,036,780	$1,036,422
11/15	$1,035,756	$1,040,903	$1,039,437
12/15	$1,045,674	$1,048,216	$1,045,172
1/16	$1,058,225	$1,060,723	$1,057,665
2/16	$1,060,421	$1,062,391	$1,060,347
3/16	$1,062,543	$1,065,756	$1,062,897
4/16	$1,072,463	$1,073,593	$1,069,903
5/16	$1,076,010	$1,076,497	$1,071,626
6/16	$1,093,712	$1,093,622	$1,087,079
7/16	$1,093,025	$1,094,290	$1,087,573
8/16	$1,094,953	$1,095,766	$1,087,888
9/16	$1,091,639	$1,090,297	$1,084,222
10/16	$1,085,613	$1,078,859	$1,073,808
11/16	$1,058,252	$1,038,623	$1,034,856
12/16	$1,065,591	$1,050,816	$1,047,750
1/17	$1,070,935	$1,057,744	$1,055,194
2/17	$1,076,923	$1,065,088	$1,061,916
3/17	$1,078,816	$1,067,401	$1,063,895
4/17	$1,086,139	$1,075,146	$1,072,262
5/17	$1,096,163	$1,092,209	$1,087,302
6/17	$1,093,936	$1,088,292	$1,083,933
7/17	$1,098,519	$1,097,097	$1,091,195
8/17	$1,104,517	$1,105,446	$1,098,386
9/17	$1,098,537	$1,099,825	$1,091,234
10/17	$1,094,005	$1,102,510	$1,092,087
11/17	$1,086,722	$1,096,607	$1,083,808
12/17	$1,092,058	$1,108,068	$1,096,933
1/18	$1,084,371	$1,095,023	$1,084,669
2/18	$1,082,484	$1,091,751	$1,081,077
3/18	$1,086,176	$1,095,781	$1,085,336
4/18	$1,083,692	$1,091,870	$1,080,907
5/18	$1,095,302	$1,104,374	$1,092,812
6/18	$1,098,510	$1,105,316	$1,093,710
7/18	$1,101,464	$1,107,998	$1,095,782
8/18	$1,104,869	$1,110,844	$1,098,284
9/18	$1,099,419	$1,103,652	$1,091,410
10/18	$1,093,863	$1,096,856	$1,085,800
11/18	$1,102,717	$1,108,996	$1,097,514
12/18	$1,112,837	$1,122,274	$1,110,219
1/19	$1,122,995	$1,130,758	$1,119,125
2/19	$1,128,918	$1,136,812	$1,124,876
3/19	$1,140,631	$1,154,783	$1,140,312
4/19	$1,143,713	$1,159,123	$1,143,046
5/19	$1,156,857	$1,175,103	$1,157,090
6/19	$1,161,201	$1,179,442	$1,161,331
7/19	$1,169,850	$1,188,947	$1,170,990
8/19	$1,187,285	$1,207,701	$1,185,950
9/19	$1,178,205	$1,198,020	$1,177,253
10/19	$1,179,367	$1,200,167	$1,179,902
11/19	$1,179,174	$1,203,169	$1,183,179
12/19	$1,183,654	$1,206,842	$1,185,957
1/20	$1,204,365	$1,228,525	$1,204,267
2/20	$1,217,736	$1,244,367	$1,216,204
3/20	$1,177,190	$1,199,230	$1,183,619
4/20	$1,165,163	$1,184,180	$1,176,382
5/20	$1,202,687	$1,221,850	$1,213,163
6/20	$1,211,684	$1,231,906	$1,218,285
7/20	$1,229,653	$1,252,655	$1,235,328
8/20	$1,224,912	$1,246,777	$1,231,472
9/20	$1,225,973	$1,247,042	$1,232,335
10/20	$1,223,975	$1,243,296	$1,227,924
11/20	$1,241,855	$1,262,058	$1,243,273
12/20	$1,249,009	$1,269,746	$1,247,458
1/21	$1,254,532	$1,277,837	$1,253,959
2/21	$1,237,247	$1,257,534	$1,236,569
3/21	$1,239,452	$1,265,290	$1,242,211
4/21	$1,249,503	$1,275,903	$1,250,635
5/21	$1,253,369	$1,279,709	$1,252,692
6/21	$1,255,670	$1,283,223	$1,255,888
7/21	$1,264,089	$1,293,866	$1,265,051
8/21	$1,261,670	$1,289,118	$1,260,407
9/21	$1,251,516	$1,279,814	$1,253,047
10/21	$1,247,522	$1,276,072	$1,250,458
11/21	$1,256,046	$1,286,935	$1,258,630
12/21	$1,256,820	$1,289,012	$1,260,475
1/22	$1,224,673	$1,253,728	$1,230,067
2/22	$1,217,695	$1,249,236	$1,226,244
3/22	$1,183,913	$1,208,739	$1,187,625
4/22	$1,150,130	$1,175,306	$1,154,726
5/22	$1,161,969	$1,192,765	$1,171,781
6/22	$1,147,006	$1,173,230	$1,152,312
7/22	$1,173,287	$1,204,229	$1,183,026
8/22	$1,147,045	$1,177,836	$1,156,282
9/22	$1,106,639	$1,132,630	$1,107,508
10/22	$1,099,539	$1,123,211	$1,100,206
11/22	$1,145,267	$1,175,747	$1,152,145
12/22	$1,146,191	$1,179,113	$1,154,800
1/23	$1,176,080	$1,212,983	$1,188,314
2/23	$1,148,272	$1,185,555	$1,159,027
3/23	$1,168,730	$1,211,860	$1,185,761
4/23	$1,166,701	$1,209,092	$1,182,527
5/23	$1,156,532	$1,198,614	$1,171,655
6/23	$1,166,834	$1,210,621	$1,184,048
7/23	$1,169,793	$1,215,410	$1,187,811
8/23	$1,154,929	$1,197,913	$1,168,705
9/23	$1,118,963	$1,162,804	$1,130,254
10/23	$1,100,987	$1,152,908	$1,119,807
11/23	$1,171,959	$1,226,096	$1,197,598
12/23	$1,200,162	$1,254,593	$1,226,435
1/24	$1,200,303	$1,248,186	$1,218,460
2/24	$1,202,089	$1,249,789	$1,220,305
3/24	$1,205,589	$1,249,749	$1,220,478
4/24	$1,195,751	$1,234,271	$1,205,000
5/24	$1,194,237	$1,230,651	$1,201,040
6/24	$1,211,486	$1,249,514	$1,220,484
7/24	$1,220,434	$1,260,903	$1,230,787
8/24	$1,229,658	$1,270,847	$1,239,467

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class I	6.47%	0.70%	2.09%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.42%
Bloomberg Virginia Municipal Bond Index	6.05%	0.89%	2.17%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$60,961,725
# of Portfolio Holdings	65
Portfolio Turnover Rate	77%
Total Advisory Fees Paid	$162,441

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.4%
Electric Utilities	4.1%
Bond Bank	4.7%
Lease Rev./Cert. of Participation	5.3%
Education	7.2%
Senior Living/Life Care	7.3%
Housing	9.1%
Water and Sewer	12.9%
General Obligations	13.3%
Transportation	14.1%
Hospital	16.6%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	11.3%
B	0.1%
BB	3.2%
BBB	6.0%
A	6.6%
AA	46.3%
AAA	26.5%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2024

EVAIX-TSR-AR

(b) Not applicable.

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance Georgia Municipal Income Fund, Eaton Vance Maryland Municipal Income Fund, Eaton Vance Missouri Municipal Income Fund, Eaton Vance North Carolina Municipal Income Fund, Eaton Vance Oregon Municipal Income Fund, Eaton Vance South Carolina Municipal Income Fund and Eaton Vance Virginia Municipal Income Fund (the “Fund(s)”) are series of Eaton Vance Municipals Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 18 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

(a)–(d)

The following tables present the aggregate fees billed to each Fund for the Funds’ fiscal years ended August 31, 2023 and August 31, 2024 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Funds’ annual financial statements and fees billed for other services rendered by D&T during those periods.

Eaton Vance Georgia Municipal Income Fund

Fiscal Years Ended	8/31/23	8/31/24
Audit Fees	$41,900	$45,400
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$41,900	$45,400

Eaton Vance Maryland Municipal Income Fund

Fiscal Years Ended	8/31/23	8/31/24
Audit Fees	$41,000	$43,400
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$41,000	$43,400

Eaton Vance Missouri Municipal Income Fund

Fiscal Years Ended	8/31/23	8/31/24
Audit Fees	$41,400	$43,400
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$41,400	$43,400

Eaton Vance North Carolina Municipal Income Fund

Fiscal Years Ended	8/31/23	8/31/24
Audit Fees	$41,800	$45,400
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$41,800	$45,400

Eaton Vance Oregon Municipal Income Fund

Fiscal Years Ended	8/31/23	8/31/24
Audit Fees	$41,600	$45,400
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$41,600	$45,400

Eaton Vance South Carolina Municipal Income Fund

Fiscal Years Ended	8/31/23	8/31/24
Audit Fees	$41,600	$45,400
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$41,600	$45,400

Eaton Vance Virginia Municipal Income Fund

Fiscal Years Ended	8/31/23	8/31/24
Audit Fees	$40,800	$43,400
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$40,800	$43,400

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Series comprising the Trust have varying fiscal year ends (July 31, August 31, and September 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	9/30/22	7/31/23	8/31/23	9/30/23	7/31/24	8/31/24
Audit Fees	$321,150	$284,000	$290,100	$323,400	$309,400	$311,800
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$3,650	$0	$0	$0	$0	$0
All Other Fees(3)	$0	$0	$0	$0	$0	$0

Total	$324,800	$284,000	$290,100	$323,400	$309,400	$311,800

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	9/30/22	7/31/23	8/31/23	9/30/23	7/31/24	8/31/24
Registrant(1)	$3,650	$0	$0	$0	$0	$0
Eaton Vance(2)	$52,836	$52,836	$52,836	$52,836	$18,490	$18,490

(1)	Includes all of the Series in the Trust.
(2)	The investment adviser to the Series, as well as any of its affiliates that provide ongoing services to the Series, are subsidiaries of Morgan Stanley.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Eaton Vance
Municipal Income Funds
Annual Financial Statements and Additional Information
August 31, 2024

Georgia    •     Maryland    •    Missouri    •    North Carolina    •    Oregon
South Carolina    •    Virginia

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information August 31, 2024
Eaton Vance
Municipal Income Funds

Eaton Vance
Georgia Municipal Income Fund
August 31, 2024
Portfolio of Investments

Tax-Exempt Municipal Obligations — 100.1%
Security	Principal Amount (000's omitted)	Value
Education — 7.8%
Cobb County Development Authority, GA, (Georgia Tech Cobb Research), 5.00%, 6/1/49	$1,000	$ 1,018,840
Fulton County Development Authority, GA, (Georgia Tech Facilities, Inc.), 5.00%, 6/15/49	625	678,700
Georgia Private Colleges and Universities Authority, (Emory University), 4.00%, 9/1/40	2,000	2,045,520
Georgia Private Colleges and Universities Authority, (Mercer University), 4.00%, 10/1/47	1,000	969,240
Georgia Private Colleges and Universities Authority, (Savannah College of Art and Design), 4.00%, 4/1/44	2,000	1,950,600
Savannah Economic Development Authority, GA, (SSU Community Development I, LLC), 4.00%, 6/15/36	250	255,195
Unified Government of Athens-Clarke County Development Authority, GA, (University of Georgia Athletic Association), 5.00%, 4/1/41	2,390	2,670,204
		$ 9,588,299
Electric Utilities — 3.9%
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 3.25% to 2/3/25 (Put Date), 11/1/45	$1,220	$ 1,215,498
Dalton, GA, Combined Utilities Revenue:
4.00%, 3/1/34	500	508,720
4.00%, 3/1/37	1,000	1,011,970
Georgia Municipal Electric Power Authority, 5.00%, 1/1/28	1,500	1,551,870
Monroe County Development Authority, GA, (Oglethorpe Power Corp.), 1.50% to 2/3/25 (Put Date), 1/1/39	500	492,685
		$ 4,780,743
Escrowed/Prerefunded — 1.1%
Cedartown Polk County Hospital Authority, GA, (Polk Medical Center), Prerefunded to 7/1/26, 5.00%, 7/1/39	$850	$ 885,828
Forsyth County Hospital Authority, GA, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	460	496,257
		$ 1,382,085
General Obligations — 13.1%
Atlanta, GA, Social Bonds, 5.00%, 12/1/36	$1,000	$ 1,152,410
Bryan County School District, GA:
4.00%, 8/1/33	500	505,535
4.00%, 8/1/34	435	438,715
Cherokee County School System, GA, 5.00%, 2/1/29	1,000	1,008,360
Dalton, GA, 5.00%, 2/1/48	2,000	2,084,160
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Greene County School District, GA:
4.00%, 6/1/48	$1,610	$ 1,586,816
5.00%, 6/1/43	750	835,455
Gwinnett County School District, GA, 4.00%, 2/1/33	2,000	2,007,960
Hall County School District, GA, 5.00%, 2/1/37	1,000	1,136,720
Perry Public Facilities Authority, GA, 4.00%, 4/1/46	700	694,946
Puerto Rico:
0.00%, 7/1/33	750	505,477
5.625%, 7/1/29	1,500	1,613,655
Unified Government of Athens-Clarke County Development Authority, GA, (Economic Development Projects), 5.00%, 6/1/32	1,080	1,081,264
Walton County Public Facilities Authority, GA:
5.00%, 8/1/38	725	833,039
5.00%, 8/1/43	500	558,720
		$ 16,043,232
Hospital — 14.0%
Brookhaven Development Authority, GA, (Children's Healthcare of Atlanta):
4.00%, 7/1/44	$1,500	$ 1,499,940
4.00%, 7/1/49	1,500	1,476,735
Carroll City-County Hospital Authority, GA, (Tanner Medical Center, Inc.), 3.00%, 7/1/38	250	222,598
Dalton Whitfield County Joint Development Authority, GA, (Hamilton Health Care System, Inc.), 5.00%, 8/15/35	2,125	2,438,267
DeKalb Private Hospital Authority, GA, (Children's Healthcare of Atlanta), 4.00%, 7/1/39	1,865	1,891,241
Fulton County Development Authority, GA, (Piedmont Healthcare, Inc.), 5.00%, 7/1/32	1,500	1,545,495
Fulton County Development Authority, GA, (WellStar Health System, Inc.), 5.00%, 4/1/37	1,250	1,293,300
Gainesville and Hall County Hospital Authority, GA, (Northeast Georgia Health System, Inc.):
4.00%, 2/15/45	1,970	1,911,629
5.00%, 10/15/34	1,000	1,146,880
5.00%, 2/15/37	1,000	1,033,240
Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System):
4.00%, 8/1/37	250	238,495
4.00%, 8/1/38	500	475,085
5.00%, 8/1/28	650	655,863
Paulding County Hospital Authority, GA, (WellStar Health System, Inc.), 5.00%, 4/1/43	1,250	1,344,162
		$ 17,172,930

See Notes to Financial Statements.

Eaton Vance
Georgia Municipal Income Fund
August 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Housing — 4.9%
Douglas County Housing Authority, GA, (Astoria at Crystal Lake), (FNMA), 4.375%, 4/1/43	$2,000	$ 1,994,400
Georgia Housing and Finance Authority:
2.40%, 12/1/41	2,125	1,626,666
3.65%, 6/1/44	1,500	1,404,450
4.45%, 12/1/44	1,000	1,006,060
		$ 6,031,576
Industrial Development Revenue — 6.1%
Albany Dougherty Payroll Development Authority, GA, Solid Waste Disposal, (Procter & Gamble), 5.20%, 5/15/28	$2,000	$ 2,143,640
Burke County Development Authority, GA, (Georgia Power Co.):
2.20%, 10/1/32	750	627,045
4.10%, 7/1/49(1)	800	800,000
Monroe County Development Authority, GA, (Georgia Power Co.):
1.00% to 8/21/26 (Put Date), 7/1/49	1,000	933,340
2.25%, 7/1/25	1,000	985,790
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(2)	2,000	1,975,480
		$ 7,465,295
Insured - Electric Utilities — 3.8%
Georgia Municipal Electric Authority, (Plant Vogtle Units 3 & 4 Project J):
(AGM), 5.00%, 7/1/37	$1,470	$ 1,636,845
(AGM), 5.00%, 7/1/48	500	536,370
(AGM), 5.00%, 7/1/55	1,000	1,059,050
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	980	965,202
(NPFG), 5.25%, 7/1/34	420	415,208
		$ 4,612,675
Insured - General Obligations — 1.0%
Coweta County, GA, Water and Sewerage Authority, (AGM), Escrowed to Maturity, 5.00%, 6/1/26	$1,135	$ 1,181,592
		$ 1,181,592
Insured - Hospital — 0.9%
Columbia County Hospital Authority, GA, (WellStar Health System, Inc.), (AGM), 5.00%, 4/1/48	$1,000	$ 1,067,940
		$ 1,067,940
Security	Principal Amount (000's omitted)	Value
Insured - Lease Revenue/Certificates of Participation — 3.5%
Georgia Local Government 1998A Grantor Trust, Certificates of Participation, (NPFG), 4.75%, 6/1/28	$1,428	$ 1,470,440
Urban Redevelopment Agency of Dacula, Georgia, (City of Dacula):
(AGC), 4.125%, 2/1/50(3)	1,500	1,486,320
(AGC), 5.00%, 2/1/42(3)	1,175	1,301,148
		$ 4,257,908
Insured - Water and Sewer — 3.1%
Augusta Water and Sewer Revenue, GA, (BAM), 5.00%, 10/1/40	$1,500	$ 1,694,250
DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32	1,590	1,655,683
Henry County Water and Sewerage Authority, GA, (NPFG), 5.25%, 2/1/25	500	504,840
		$ 3,854,773
Lease Revenue/Certificates of Participation — 0.4%
Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/37	$500	$ 527,110
		$ 527,110
Other Revenue — 4.8%
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00% to 6/1/29 (Put Date), 12/1/52	$455	$ 479,342
5.00% to 6/1/30 (Put Date), 6/1/53	2,000	2,126,940
5.00% to 12/1/30 (Put Date), 5/1/54	1,000	1,062,470
5.00% to 3/1/32 (Put Date), 12/1/54	2,000	2,169,660
		$ 5,838,412
Senior Living/Life Care — 0.4%
Gainesville and Hall County Development Authority, GA, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/33	$500	$ 513,795
		$ 513,795
Special Tax Revenue — 7.3%
American Samoa Economic Development Authority, 5.00%, 9/1/38(2)	$200	$ 202,810
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/29	750	761,640
Atlanta Development Authority, GA, (Westside Gulch Area), 5.00%, 4/1/34(2)	1,500	1,533,840
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Revenue:
Prerefunded to 7/1/25, 5.00%, 7/1/42	1,000	1,019,330

See Notes to Financial Statements.

Eaton Vance
Georgia Municipal Income Fund
August 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Revenue: (continued)
Green Bonds, 5.00%, 7/1/39	$1,000	$ 1,145,260
Green Bonds, 5.00%, 7/1/45	2,000	2,240,180
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,000	2,008,840
		$ 8,911,900
Transportation — 9.2%
Atlanta, GA, Airport Revenue:
(AMT), 4.00%, 7/1/35	$3,750	$ 3,786,263
(AMT), 4.00%, 7/1/40	3,000	2,919,330
(AMT), 5.25%, 7/1/42	1,420	1,567,623
Georgia Ports Authority, 4.00%, 7/1/47	3,000	2,974,110
		$ 11,247,326
Water and Sewer — 14.8%
Atlanta, GA, Water and Wastewater Revenue:
4.00%, 11/1/36	$1,000	$ 1,008,120
5.00%, 11/1/39	1,500	1,575,630
Cherokee County Water and Sewerage Authority, GA, 4.00%, 8/1/53	1,250	1,211,663
Columbia County, GA, Water and Sewerage Revenue, 5.00%, 6/1/40	535	613,864
Coweta County, GA, Water and Sewerage Authority, 5.00%, 6/1/49	1,000	1,099,240
DeKalb County, GA, Water and Sewerage Revenue:
5.00%, 10/1/36	2,000	2,294,180
5.00%, 10/1/45	2,650	2,929,363
Fulton County, GA, Water and Sewerage Revenue, 5.00%, 1/1/33	1,500	1,501,155
Kingsland, GA, Water and Sewerage Revenue, 4.00%, 9/1/43	1,840	1,835,878
Macon Water Authority, GA, 3.00%, 10/1/38(4)	1,850	1,850,000
Walton County Water and Sewerage Authority, GA:
5.00%, 2/1/53	1,000	1,078,910
5.25%, 2/1/47	1,000	1,114,280
		$ 18,112,283
Total Tax-Exempt Municipal Obligations (identified cost $121,188,682)		$122,589,874

Taxable Municipal Obligations — 1.5%
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations — 1.5%
Effingham County Industrial Development Authority, GA, (BAM), 6.00%, 4/1/48	$1,750	$ 1,776,058
Total Taxable Municipal Obligations (identified cost $1,717,496)		$ 1,776,058
Total Investments — 101.6% (identified cost $122,906,178)		$124,365,932
Other Assets, Less Liabilities — (1.6)%		$ (1,905,226)
Net Assets — 100.0%		$122,460,706
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at August 31, 2024.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2024, the aggregate value of these securities is $3,712,130 or 3.0% of the Fund's net assets.
(3)	When-issued security.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at August 31, 2024.
The Fund invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At August 31, 2024, 13.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.2% to 5.7% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FNMA	– Federal National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.

See Notes to Financial Statements.

Eaton Vance
Maryland Municipal Income Fund
August 31, 2024
Portfolio of Investments

Tax-Exempt Municipal Obligations — 94.1%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.5%
Maryland Community Development Administration, (Local Government Infrastructure):
4.00%, 6/1/40	$1,000	$ 1,016,670
5.00%, 6/1/43	1,000	1,096,550
		$ 2,113,220
Education — 8.0%
Maryland Health and Higher Educational Facilities Authority, (Loyola University Maryland), 5.00%, 10/1/49	$2,000	$ 2,093,480
Maryland Health and Higher Educational Facilities Authority, (Stevenson University), 5.00%, 6/1/32	495	527,492
Maryland Industrial Development Financing Authority, (Garrison Forest School, Inc.), 4.00%, 11/1/42	1,000	992,060
Maryland Industrial Development Financing Authority, (McDonogh School), 4.00%, 9/1/43	2,100	2,101,113
University System of Maryland, 4.00%, 4/1/34	1,000	1,014,330
		$ 6,728,475
Escrowed/Prerefunded — 0.7%
Washington County, MD, (Diakon Lutheran Social Ministries), Prerefunded to 1/1/29, 5.00%, 1/1/32	$500	$ 547,115
		$ 547,115
General Obligations — 20.4%
Anne Arundel County, MD, 5.00%, 10/1/36	$1,000	$ 1,052,010
Baltimore County, MD, (Metropolitan District 83rd Issue), 4.00%, 3/1/40	1,950	1,996,566
Caroline County, MD, 3.00%, 1/15/37	1,035	961,587
Cecil County, MD, 4.50%, 8/1/53	1,000	1,033,070
Charles County, MD:
4.25%, 10/1/47	805	825,576
5.00%, 10/1/25	1,000	1,025,690
Montgomery County, MD:
4.00%, 8/1/40	1,500	1,546,155
(SPA: U.S. Bank, N.A.), 3.90%, 11/1/37(1)	1,275	1,275,000
Prince George's County, MD, 5.00%, 8/1/41	1,000	1,147,090
Puerto Rico:
0.00%, 7/1/33	750	505,477
5.625%, 7/1/29	1,000	1,075,770
Talbot County, MD, 5.00%, 1/1/37	1,380	1,567,073
Washington Suburban Sanitary District, MD:
5.00%, 6/1/40	1,000	1,139,210
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Washington Suburban Sanitary District, MD: (continued)
Green Bonds, 3.00%, 6/1/42	$1,700	$ 1,484,542
Green Bonds, 4.00%, 6/1/45	640	644,570
		$ 17,279,386
Hospital — 11.9%
Maryland Health and Higher Educational Facilities Authority, (Anne Arundel Health System), 5.00%, 7/1/32	$1,000	$ 1,032,850
Maryland Health and Higher Educational Facilities Authority, (Frederick Health System):
5.00%, 7/1/48	1,000	1,041,580
5.25%, 7/1/53	775	819,593
Maryland Health and Higher Educational Facilities Authority, (MedStar Health), 5.00%, 8/15/42	1,000	1,004,590
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Health System), 4.00%, 7/1/48	1,000	929,770
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/1/29	1,000	1,018,570
Maryland Health and Higher Educational Facilities Authority, (UPMC), 5.00%, 4/15/32	275	302,539
Montgomery County, MD, (Trinity Health Corp.):
4.00%, 12/1/44	2,000	1,945,060
5.00%, 12/1/45	1,000	1,013,540
Norfolk Economic Development Authority, VA, (Sentara Healthcare), 4.00%, 11/1/48	1,000	977,500
		$ 10,085,592
Housing — 12.9%
Howard County Housing Commission, MD, (Woodfield Oxford Square Apartments), 5.00%, 12/1/37	$1,000	$ 1,037,560
Maryland Community Development Administration:
2.30%, 9/1/35	1,000	837,570
Social Bonds, 1.65%, 9/1/29	830	736,990
Social Bonds, 1.80%, 9/1/30	630	552,182
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.375%, 9/1/43	1,000	1,009,410
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.40%, 9/1/37	1,000	1,014,320
Social Bonds, (FHLMC), (FNMA), (GNMA), 6.00%, 3/1/53	915	985,968
Sustainability Bonds, 4.35%, 7/1/43	1,000	1,009,140
Maryland Department of Housing and Community Development Administration, Green Bonds, 4.45%, 7/1/44(2)	1,000	1,005,990

See Notes to Financial Statements.

Eaton Vance
Maryland Municipal Income Fund
August 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/50	$315	$ 279,893
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.625%, 7/1/43	500	552,805
Maryland Economic Development Corp., (Towson University), 5.00%, 7/1/37	1,000	1,000,500
Montgomery County Housing Opportunities Commission, MD:
1.95%, 7/1/31	200	172,606
2.00%, 1/1/32	200	173,072
2.05%, 7/1/32	200	172,172
2.10%, 1/1/33	220	188,608
2.125%, 7/1/33	220	187,436
		$ 10,916,222
Industrial Development Revenue — 0.9%
Maryland Economic Development Corp., (Constellation Energy Group, Inc.), 4.10% to 4/3/28 (Put Date), 10/1/36	$750	$ 769,845
		$ 769,845
Insured - Escrowed/Prerefunded — 1.6%
Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$1,310	$ 1,352,732
		$ 1,352,732
Insured - Hospital — 4.1%
Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	$3,035	$ 3,450,674
		$ 3,450,674
Lease Revenue/Certificates of Participation — 4.7%
Maryland Stadium Authority, 5.00%, 5/1/47	$2,250	$ 2,318,985
Maryland Stadium Authority, Built to Learn Revenue:
4.00%, 6/1/47	865	853,746
4.00%, 6/1/52	800	774,656
		$ 3,947,387
Senior Living/Life Care — 3.6%
Baltimore County, MD, (Oak Crest Village, Inc.), 4.00%, 1/1/45	$1,000	$ 933,730
Howard County, MD, (Vantage House), 5.00%, 4/1/26	555	554,312
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.25%, 1/1/37	$500	$ 503,385
Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/37	1,000	1,008,070
		$ 2,999,497
Special Tax Revenue — 10.4%
American Samoa Economic Development Authority, 5.00%, 9/1/38(3)	$200	$ 202,810
Baltimore, MD, (Harbor Point), 3.625%, 6/1/46(3)	1,000	845,450
Howard County, MD, (Annapolis Junction Town Center):
5.00%, 2/15/38	450	493,429
5.00%, 2/15/39	425	463,463
Maryland Department of Transportation, 5.00%, 10/1/24	2,000	2,002,680
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,090	1,094,818
Washington Metropolitan Area Transit Authority, D.C.:
Green Bonds, 4.125%, 7/15/47	1,000	982,740
Sustainability Bonds, 5.25%, 7/15/53	1,000	1,096,900
Sustainibility Bonds, 5.25%, 7/15/59	1,500	1,647,300
		$ 8,829,590
Transportation — 10.6%
Maryland Department of Transportation, (AMT), 4.00%, 8/1/41	$1,525	$ 1,475,437
Maryland Economic Development Corp., (Seagirt Marine Terminal), (AMT), 5.00%, 6/1/49	250	256,205
Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/32	500	526,020
Maryland Economic Development Corp., Parking Facilities Revenue, 5.00%, 6/1/58	1,000	1,016,950
Maryland Transportation Authority:
5.00%, 7/1/51	1,500	1,598,610
(AMT), 4.00%, 6/1/35	1,000	995,310
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/44	2,000	2,076,460
Washington Metropolitan Area Transit Authority, D.C., 5.00%, 7/1/31	1,000	1,050,660
		$ 8,995,652
Water and Sewer — 1.8%
Washington Suburban Sanitary District, MD, 4.00%, 6/1/40	$1,500	$ 1,504,320
		$ 1,504,320
Total Tax-Exempt Municipal Obligations (identified cost $79,713,320)		$ 79,519,707

See Notes to Financial Statements.

Eaton Vance
Maryland Municipal Income Fund
August 31, 2024
Portfolio of Investments — continued

Taxable Municipal Obligations — 5.4%
Security	Principal Amount (000's omitted)	Value
General Obligations — 0.6%
Baltimore Mayor and City Council, MD, 5.60%, 10/15/30(4)	$500	$ 516,755
		$ 516,755
Hospital — 2.1%
Maryland Health and Higher Educational Facilities Authority, (Adventist HealthCare), 1.812%, 1/1/25	$1,000	$ 988,030
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 3.052%, 7/1/40	1,000	772,320
		$ 1,760,350
Housing — 2.1%
Maryland Community Development Administration:
(SPA: TD Bank, N.A.), 5.35%, 9/1/33(5)	$695	$ 695,000
(FHLMC), (FNMA), (GNMA), (SPA: Royal Bank of Canada), 5.35%, 7/1/45(5)	345	345,000
Montgomery County Housing Opportunities Commission, MD, (LOC: PNC Bank, N.A.), 5.39%, 7/1/39(5)	715	715,000
		$ 1,755,000
Transportation — 0.6%
Prince George's County Revenue Authority, MD, (Regional Medical Center Garage):
2.553%, 8/1/26	$275	$ 265,820
2.593%, 8/1/27	260	248,173
		$ 513,993
Total Taxable Municipal Obligations (identified cost $4,800,783)		$ 4,546,098

Trust Units — 0.5%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.5%
HTA TRRB 2005L-745190UR7 Assured Custodial Trust, 5.25%, 7/1/41	$452	$ 442,274
Total Trust Units (identified cost $447,393)		$ 442,274
Total Investments — 100.0% (identified cost $84,961,496)		$ 84,508,079
Other Assets, Less Liabilities — 0.0%(6)		$ 29,466
Net Assets — 100.0%		$ 84,537,545
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at August 31, 2024.
(2)	When-issued security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2024, the aggregate value of these securities is $1,048,260 or 1.2% of the Fund's net assets.
(4)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(5)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at August 31, 2024.
(6)	Amount is less than 0.05%.
The Fund invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At August 31, 2024, 5.7% of total investments are backed by bond insurance of a singular financial institution or financial guaranty assurance agency.

See Notes to Financial Statements.

Eaton Vance
Maryland Municipal Income Fund
August 31, 2024
Portfolio of Investments — continued

Abbreviations:
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
Missouri Municipal Income Fund
August 31, 2024
Portfolio of Investments

Corporate Bonds — 1.2%
Security	Principal Amount (000's omitted)	Value
Hospital — 1.2%
SSM Health Care Corp., 4.894%, 6/1/28	$1,000	$ 1,015,426
Total Corporate Bonds (identified cost $992,470)		$ 1,015,426

Tax-Exempt Municipal Obligations — 93.4%
Security	Principal Amount (000's omitted)	Value
Education — 3.7%
Curators of the University of Missouri, 4.00%, 11/1/33	$1,000	$ 1,000,370
Missouri Health and Educational Facilities Authority, (Saint Louis University):
(LOC: Barclays Bank PLC), 3.90%, 10/1/35(1)	615	615,000
(SPA: U.S. Bank, N.A.), 3.90%, 7/1/32(1)	495	495,000
Missouri Health and Educational Facilities Authority, (Washington University), (SPA: JPMorgan Chase Bank, N.A.), 3.90%, 3/1/40(1)	1,000	1,000,000
		$ 3,110,370
Electric Utilities — 8.3%
Missouri Joint Municipal Electric Utility Commission, (Iatan 2 Project), 5.00%, 1/1/26	$1,000	$ 1,028,420
Missouri Joint Municipal Electric Utility Commission, (MoPEP Facilities):
Green Bonds, 5.00%, 12/1/36	595	659,772
Green Bonds, 5.25%, 12/1/40	500	549,335
Missouri Joint Municipal Electric Utility Commission, (Plum Point Project), 5.00%, 1/1/32	2,235	2,243,783
Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 5.00%, 12/1/30	1,500	1,518,390
Springfield, MO, Public Utility Revenue, 4.00%, 8/1/36	1,000	997,380
		$ 6,997,080
General Obligations — 20.5%
Cape Girardeau County Reorganized School District R-II, MO, 5.00%, 3/1/38	$500	$ 527,435
Center School District No. 58, MO, 4.00%, 3/1/37	1,435	1,451,416
Hannibal School District No. 60, MO, 4.00%, 3/1/36	1,860	1,903,729
Jackson County Consolidated School District No. 4, MO, 5.00%, 3/1/38	1,850	1,915,342
Kansas City, MO, 3.125%, 2/1/39	1,000	914,180
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Maplewood-Richmond Heights School District, MO, 3.00%, 3/1/40	$1,000	$ 890,340
Nevada R-V School District, MO, 5.00%, 3/1/38	900	922,806
North Kansas City School District No. 74, MO, 5.25%, 3/1/37	1,000	1,143,750
Pattonville R-3 School District, MO, 5.25%, 3/1/42	1,160	1,273,692
Puerto Rico:
5.625%, 7/1/29	250	268,942
5.75%, 7/1/31	750	831,000
Raytown C-2 School District, MO, 5.00%, 3/1/38	1,000	1,075,060
St. Louis County School District C-2 Parkway, MO, 4.00%, 3/1/41	1,435	1,453,856
University City School District, MO:
0.00%, 2/15/32	1,000	776,800
0.00%, 2/15/33	1,000	747,080
5.25%, 2/15/44	1,000	1,089,610
		$ 17,185,038
Hospital — 18.0%
Joplin Industrial Development Authority, MO, (Freeman Health System):
4.00%, 2/15/43	$510	$ 501,039
4.00%, 2/15/44	380	371,131
5.00%, 2/15/41	1,000	1,080,640
Missouri Health and Educational Facilities Authority, (BJC Health System):
4.00% to 1/1/46 (Put Date), 1/1/50	1,000	970,630
5.00%, 1/1/44	2,175	2,175,957
Missouri Health and Educational Facilities Authority, (Children's Mercy Hospital), 4.00%, 5/15/48	1,000	956,040
Missouri Health and Educational Facilities Authority, (CoxHealth):
4.00%, 11/15/49	2,090	1,983,849
5.00%, 11/15/37	1,125	1,194,795
Missouri Health and Educational Facilities Authority, (Mercy Health):
4.00%, 11/15/49	2,500	2,340,200
5.50%, 12/1/48	1,200	1,350,024
Missouri Health and Educational Facilities Authority, (SSM Health), 5.00% to 6/1/28 (Put Date), 6/1/39	2,000	2,137,820
		$ 15,062,125
Housing — 6.2%
Missouri Housing Development Commission, SFMR, (FHLMC), (FNMA), (GNMA):
2.35%, 11/1/35	$810	$ 680,683
3.00%, 11/1/39	605	513,820

See Notes to Financial Statements.

Eaton Vance
Missouri Municipal Income Fund
August 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Missouri Housing Development Commission, SFMR, (FHLMC), (FNMA), (GNMA): (continued)
3.00%, 11/1/44	$1,095	$ 893,170
3.30%, 12/1/47	369	341,594
3.40%, 11/1/46	959	906,119
3.75%, 11/1/43	485	457,069
4.15%, 11/1/38	385	392,015
4.45%, 11/1/44	500	501,175
4.60%, 11/1/49	500	500,935
		$ 5,186,580
Industrial Development Revenue — 2.0%
Missouri Development Finance Authority, Solid Waste Disposal, (Procter & Gamble Paper Products), 5.20%, 3/15/29	$1,540	$ 1,668,359
		$ 1,668,359
Insured - Electric Utilities — 1.4%
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$950	$ 935,655
(NPFG), 5.25%, 7/1/34	215	212,547
		$ 1,148,202
Insured - General Obligations — 4.0%
Mineral Area Community College District, MO, (AGM), 5.00%, 3/1/44	$1,000	$ 1,068,420
St. Louis Board of Education, MO, (AGM), 4.00%, 4/1/43	1,000	1,006,480
Valley Park School District, MO, (BAM), 5.50%, 3/1/44	1,175	1,294,803
		$ 3,369,703
Insured - Lease Revenue/Certificates of Participation — 4.5%
Kansas City, MO, Leasehold Revenue, (Municipal Assistance):
(AMBAC), 0.00%, 4/15/26	$2,170	$ 2,066,578
(AMBAC), 0.00%, 4/15/30	2,105	1,746,055
		$ 3,812,633
Insured - Special Tax Revenue — 3.1%
Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Saint Clair County Metrolink), (AGM), 5.25%, 7/1/28	$2,355	$ 2,577,500
		$ 2,577,500
Security	Principal Amount (000's omitted)	Value
Insured - Transportation — 6.6%
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AGM), (AMT), 4.00%, 3/1/50	$2,000	$ 1,903,640
St. Louis, MO, (Lambert International Airport):
(AGM), 5.00%, 7/1/44	2,250	2,478,083
(NPFG), 5.50%, 7/1/30	1,000	1,145,280
		$ 5,527,003
Senior Living/Life Care — 5.4%
Lees Summit Industrial Development Authority, MO, (John Knox Village), 4.325%, 8/15/47	$1,000	$ 1,004,830
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/40	500	500,005
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services):
5.00%, 2/1/42	1,340	1,374,116
5.25%, 2/1/48	375	398,734
St. Louis County Industrial Development Authority, MO, (Friendship Village of St. Louis):
5.00%, 9/1/37	500	506,785
5.00%, 9/1/38	250	253,883
St. Louis County Industrial Development Authority, MO, (St. Andrew's Resources for Seniors Obligated Group), 5.00%, 12/1/35	500	501,095
		$ 4,539,448
Special Tax Revenue — 1.9%
American Samoa Economic Development Authority, 5.00%, 9/1/38(2)	$200	$ 202,810
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,355	1,360,989
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	25	22,943
		$ 1,586,742
Transportation — 3.4%
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization):
(AMT), 5.00%, 3/1/39	$1,230	$ 1,274,735
(AMT), 5.00%, 3/1/46	1,500	1,536,315
		$ 2,811,050
Water and Sewer — 4.4%
Kansas City, MO, Sanitary Sewer System Revenue, 4.00%, 1/1/48	$1,000	$ 981,530

See Notes to Financial Statements.

Eaton Vance
Missouri Municipal Income Fund
August 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Kansas City, MO, Water Revenue, 5.00%, 12/1/48	$2,500	$ 2,734,925
		$ 3,716,455
Total Tax-Exempt Municipal Obligations (identified cost $76,720,298)		$ 78,298,288

Taxable Municipal Obligations — 3.7%
Security	Principal Amount (000's omitted)	Value
Education — 2.5%
Curators of the University of Missouri, 5.96%, 11/1/39(3)	$2,000	$ 2,120,660
		$ 2,120,660
General Obligations — 0.7%
Kansas City, MO, 5.51%, 2/1/44	$600	$ 616,332
		$ 616,332
Insured - General Obligations — 0.5%
Hazelwood School District, MO, (BAM), 4.45%, 3/1/25	$375	$ 374,546
		$ 374,546
Total Taxable Municipal Obligations (identified cost $3,046,614)		$ 3,111,538

Trust Units — 0.4%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.4%
HTA TRRB 2005L-745190R75 Assured Custodial Trust, 5.25%, 7/1/41	$324	$ 317,623
Total Trust Units (identified cost $326,796)		$ 317,623
Total Investments — 98.7% (identified cost $81,086,178)		$ 82,742,875
Other Assets, Less Liabilities — 1.3%		$ 1,067,941
Net Assets — 100.0%		$ 83,810,816

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at August 31, 2024.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2024, the aggregate value of these securities is $202,810 or 0.2% of the Fund's net assets.
(3)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
The Fund invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At August 31, 2024, 20.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.0% to 10.9% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SFMR	– Single Family Mortgage Revenue
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
North Carolina Municipal Income Fund
August 31, 2024
Portfolio of Investments

Corporate Bonds — 0.3%
Security	Principal Amount (000's omitted)	Value
Hospital — 0.3%
Harnett Health System, Inc., 4.25% to 4/1/25 (Put Date), 4/1/32(1)	$610	$ 600,850
Total Corporate Bonds (identified cost $605,000)		$ 600,850

Tax-Exempt Municipal Obligations — 95.3%
Security	Principal Amount (000's omitted)	Value
Education — 11.2%
North Carolina Agricultural and Technical State University, 5.00%, 10/1/48	$2,800	$ 3,027,892
North Carolina Capital Facilities Finance Agency, (Duke University):
4.00%, 10/1/39	2,765	2,787,341
5.00%, 7/1/42	2,000	2,074,460
North Carolina Capital Facilities Finance Agency, (Wake Forest University), 5.00%, 1/1/48	1,000	1,039,230
North Carolina State University at Raleigh, 4.00%, 10/1/46	1,250	1,260,250
University of North Carolina at Chapel Hill, 4.235%, (67% of SOFR + 0.65%), 12/1/41(2)	2,700	2,700,081
University of North Carolina at Charlotte, 5.00%, 10/1/47	8,000	8,295,040
University of North Carolina at Greensboro, 4.00%, 4/1/35	1,000	1,014,340
Western Carolina University, NC:
4.00%, 4/1/50	1,000	982,820
5.00%, 10/1/36	1,000	1,055,090
		$ 24,236,544
Electric Utilities — 5.1%
Fayetteville, NC, Public Works Commission Revenue:
4.50%, 3/1/49	$2,400	$ 2,502,792
5.00%, 3/1/46	2,750	3,023,185
Greenville, NC, (Greenville Utilities Commission):
5.00%, 8/1/44	4,750	5,062,978
5.00%, 12/1/46	525	577,379
		$ 11,166,334
Escrowed/Prerefunded — 1.4%
New Hanover County, NC, (New Hanover Regional Medical Center), Prerefunded to 10/1/27, 5.00%, 10/1/36	$1,000	$ 1,071,180
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded (continued)
North Carolina Medical Care Commission, (Vidant Health), Prerefunded to 6/1/25, 5.00%, 6/1/31	$2,000	$ 2,034,700
		$ 3,105,880
General Obligations — 8.1%
Brunswick County, NC, 4.00%, 8/1/37	$1,405	$ 1,493,824
Concord, NC, 4.00%, 9/1/41	1,600	1,661,072
Fuquay-Varina, NC, 5.00%, 8/1/38	1,170	1,349,279
Greensboro, NC, 5.00%, 2/1/28	1,790	1,866,881
Johnston County, NC:
4.00%, 2/1/40	1,500	1,567,050
4.00%, 2/1/41	1,500	1,554,015
Lee County, NC:
4.00%, 10/1/38	1,250	1,304,400
4.00%, 10/1/39	1,250	1,296,700
4.00%, 10/1/43	1,250	1,259,738
Puerto Rico:
5.625%, 7/1/29	1,000	1,075,770
5.75%, 7/1/31	750	831,000
Wake County, NC, 5.00%, 5/1/35	1,885	2,209,917
		$ 17,469,646
Hospital — 11.8%
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health):
3.45% to 10/31/25 (Put Date), 1/15/48	$2,000	$ 2,011,240
(SPA: JPMorgan Chase Bank, N.A.), 3.95%, 1/15/48(3)	4,025	4,025,000
Charlotte-Mecklenburg Hospital Authority, NC, (Carolinas HealthCare System), (SPA: JPMorgan Chase Bank, N.A.), 3.95%, 1/15/38(3)	3,000	3,000,000
North Carolina Medical Care Commission, (Novant Health Obligated Group), 4.00%, 11/1/49	3,070	2,991,561
North Carolina Medical Care Commission, (Rex Healthcare, Inc.), 5.00%, 7/1/32	1,000	1,016,320
South Carolina Jobs-Economic Development Authority, (Novant Health Obligated Group), 5.50%, 11/1/49	2,500	2,814,400
University of North Carolina Hospitals at Chapel Hill:
5.00%, 2/1/49	7,000	8,153,110
(SPA: TD Bank, N.A.), 3.80%, 2/15/31(3)	1,500	1,500,000
		$ 25,511,631
Housing — 5.4%
North Carolina Housing Finance Agency:
(FHLMC), (FNMA), (GNMA), 1.25%, 1/1/29	$1,215	$ 1,094,678
(FHLMC), (FNMA), (GNMA), 2.00%, 7/1/35	580	469,986
(FHLMC), (FNMA), (GNMA), 2.80%, 1/1/40	1,890	1,598,260

See Notes to Financial Statements.

Eaton Vance
North Carolina Municipal Income Fund
August 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
North Carolina Housing Finance Agency: (continued)
(FHLMC), (FNMA), (GNMA), 3.85%, 7/1/38	$1,910	$ 1,912,005
(FHLMC), (FNMA), (GNMA), 4.55%, 7/1/44	1,020	1,027,232
(FHLMC), (FNMA), (GNMA), (SPA: TD Bank, N.A.), 3.80%, 7/1/49(3)	2,600	2,600,000
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.35%, 7/1/43	1,985	2,006,478
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.875%, 7/1/42	995	1,032,631
		$ 11,741,270
Insured - Education — 0.0%(4)
University of North Carolina, (AGC), 5.00%, 10/1/33	$35	$ 34,543
		$ 34,543
Insured - Electric Utilities — 0.6%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,335	$ 1,319,768
		$ 1,319,768
Insured - Transportation — 6.0%
Greater Asheville Regional Airport Authority, NC:
(AGM), (AMT), 5.00%, 7/1/27	$1,300	$ 1,361,503
(AGM), (AMT), 5.00%, 7/1/28	1,000	1,061,440
(AGM), (AMT), 5.00%, 7/1/29	1,000	1,073,850
(AGM), (AMT), 5.25%, 7/1/48	2,500	2,677,500
(AGM), (AMT), 5.50%, 7/1/52	1,000	1,084,930
North Carolina Turnpike Authority, (Triangle Expressway System):
(AGC), 0.00%, 1/1/35	6,500	4,454,580
(AGM), 5.00%, 1/1/39	1,200	1,235,628
		$ 12,949,431
Lease Revenue/Certificates of Participation — 4.8%
Charlotte, NC, Certificates of Participation, 4.00%, 12/1/37	$1,185	$ 1,202,289
North Carolina Turnpike Authority, (Triangle Expressway System), 4.00%, 1/1/33	2,000	2,045,200
Raleigh, NC, (SPA: PNC Bank, N.A.), 2.88%, 6/1/34(5)	4,000	4,000,000
Wake County, NC, 4.00%, 3/1/37	1,925	1,998,997
Watauga Public Facilities Corp., NC, 5.25%, 6/1/40	1,000	1,129,740
		$ 10,376,226
Security	Principal Amount (000's omitted)	Value
Other Revenue — 1.2%
Durham County Industrial Facilities & Pollution Control Financing Authority, NC, (Research Triangle Institute), 5.00%, 2/1/25	$1,035	$ 1,042,659
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	1,400	1,512,868
		$ 2,555,527
Senior Living/Life Care — 4.2%
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/31	$2,000	$ 2,051,960
North Carolina Medical Care Commission, (EveryAge), 4.00%, 9/1/47	1,000	852,060
North Carolina Medical Care Commission, (Pennybyrn at Maryfield), 5.00%, 10/1/50	2,000	1,979,780
North Carolina Medical Care Commission, (Plantation Village, Inc.), 4.00%, 1/1/41	1,100	1,014,024
North Carolina Medical Care Commission, (The Forest at Duke), 4.00%, 9/1/41	1,125	1,044,742
North Carolina Medical Care Commission, (The Pines at Davidson):
5.00%, 1/1/34	500	520,445
5.00%, 1/1/38	1,000	1,036,170
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.125%, 10/1/54	500	520,895
		$ 9,020,076
Special Tax Revenue — 2.0%
American Samoa Economic Development Authority, 5.00%, 9/1/38(6)	$200	$ 202,810
Mecklenburg County, NC, Special Obligation, 5.00%, 1/1/26	1,000	1,001,420
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	3,030	3,043,393
		$ 4,247,623
Student Loan — 0.9%
North Carolina State Education Assistance Authority, (AMT), 5.00%, 6/1/43	$1,890	$ 1,924,700
		$ 1,924,700
Transportation — 9.3%
Charlotte, NC, (Charlotte Douglas International Airport):
5.00%, 7/1/47	$5,000	$ 5,154,000
(AMT), 5.00%, 7/1/42	1,000	1,022,880
North Carolina Department of Transportation, (I-77 HOT Lanes), (AMT), 5.00%, 6/30/54	2,550	2,553,825

See Notes to Financial Statements.

Eaton Vance
North Carolina Municipal Income Fund
August 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
North Carolina Turnpike Authority, (Triangle Expressway System), 5.00%, 1/1/40	$2,500	$ 2,624,200
North Carolina, Grant Anticipation Revenue Vehicle Bonds, 5.00%, 3/1/33	4,000	4,354,760
Raleigh-Durham Airport Authority, NC:
(LOC: TD Bank, N.A.), 2.88%, 5/1/36(5)	2,000	2,000,000
(AMT), 5.00%, 5/1/35	2,250	2,408,805
		$ 20,118,470
Water and Sewer — 23.3%
Brunswick County, NC, (Water and Wastewater Systems), 5.00%, 4/1/30	$750	$ 758,625
Buncombe County Metropolitan Sewerage District, NC, 5.00%, 7/1/28	540	540,832
Cape Fear Public Utility Authority, NC, Water and Sewer System Revenue, 4.00%, 8/1/44	2,400	2,403,504
Charlotte, NC, Water and Sewer System Revenue:
4.00%, 7/1/37	6,500	6,674,005
5.00%, 7/1/49	1,500	1,672,095
Durham, NC, Utility System Revenue, 4.00%, 8/1/35	1,000	1,010,570
Durham, NC, Water and Sewer Utility System Revenue:
3.00%, 8/1/40	2,500	2,245,500
4.00%, 8/1/43	1,250	1,284,300
4.00%, 8/1/44	1,005	1,020,085
4.00%, 8/1/49	3,950	3,948,183
Fuquay-Varina, NC, Combined Utilities Revenue:
4.00%, 2/1/42	2,400	2,420,208
4.00%, 2/1/43	3,535	3,557,836
4.00%, 2/1/44	1,310	1,314,428
Greensboro, NC, Combined Enterprise System Revenue, 5.00%, 6/1/49	4,000	4,455,640
Johnston County, NC, Water and Sewer System Revenue:
4.00%, 4/1/54	1,240	1,222,367
5.00%, 4/1/41	1,000	1,133,190
5.00%, 4/1/43	1,000	1,119,680
Onslow Water and Sewer Authority, NC, 5.00%, 12/1/48	1,250	1,368,487
Sanford, NC, Utility Systems Revenue:
4.00%, 6/1/44	2,000	1,987,400
5.00%, 6/1/39	500	573,665
5.00%, 6/1/40	750	853,162
5.00%, 6/1/41	750	848,018
5.00%, 6/1/42	1,000	1,121,850
5.00%, 6/1/43	1,000	1,117,030
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Union County, NC, Enterprise System Revenue, 3.00%, 6/1/37	$750	$ 698,100
Winston-Salem, NC, Water & Sewer System Revenue, 4.00%, 6/1/37	5,000	5,038,650
		$ 50,387,410
Total Tax-Exempt Municipal Obligations (identified cost $201,490,945)		$206,165,079

Taxable Municipal Obligations — 1.3%
Security	Principal Amount (000's omitted)	Value
Education — 1.0%
Duke University, NC, 5.85%, 4/1/37	$1,225	$ 1,355,242
University of North Carolina at Chapel Hill, 3.327%, 12/1/36	1,000	912,020
		$ 2,267,262
Lease Revenue/Certificates of Participation — 0.3%
Greensboro, NC, (Coliseum Complex), 2.431%, 4/1/33	$500	$ 429,025
Wilmington, NC, Limited Obligation Bonds, 2.03%, 6/1/30	200	177,066
		$ 606,091
Total Taxable Municipal Obligations (identified cost $2,877,292)		$ 2,873,353

Trust Units — 0.1%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.1%
HTA TRRB 2005L-745190R75 Assured Custodial Trust, 5.25%, 7/1/41	$361	$ 353,808
Total Trust Units (identified cost $364,025)		$ 353,808
Total Investments — 97.0% (identified cost $205,337,262)		$209,993,090
Other Assets, Less Liabilities — 3.0%		$ 6,415,723
Net Assets — 100.0%		$216,408,813

See Notes to Financial Statements.

Eaton Vance
North Carolina Municipal Income Fund
August 31, 2024
Portfolio of Investments — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).
(2)	Floating rate security. The stated interest rate represents the rate in effect at August 31, 2024.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at August 31, 2024.
(4)	Amount is less than 0.05%.
(5)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at August 31, 2024.
(6)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2024, the aggregate value of these securities is $202,810 or 0.1% of the Fund's net assets.
The Fund invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At August 31, 2024, 6.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 4.0% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
Oregon Municipal Income Fund
August 31, 2024
Portfolio of Investments

Tax-Exempt Municipal Obligations — 98.7%
Security	Principal Amount (000's omitted)	Value
Education — 9.1%
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/29	$500	$ 506,265
Oregon State University:
4.00%, 4/1/44	2,000	2,009,160
5.00%, 4/1/45(1)	2,000	2,151,320
University of Oregon:
5.00%, 4/1/48	5,330	5,536,857
5.00%, 4/1/50	2,500	2,637,225
Yamhill County, OR, (George Fox University):
4.00%, 12/1/28	875	896,306
4.00%, 12/1/41	3,005	2,930,055
4.00%, 12/1/51	1,175	1,103,255
		$ 17,770,443
Electric Utilities — 1.4%
Eugene, OR, Electric Utility System Revenue:
5.00%, 8/1/43	$1,040	$ 1,086,062
5.00%, 8/1/49	1,500	1,647,090
		$ 2,733,152
Escrowed/Prerefunded — 0.0%(2)
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), Escrowed to Maturity, 5.00%, 10/1/24	$90	$ 90,107
		$ 90,107
General Obligations — 40.4%
Beaverton School District No. 48J, OR, 5.00%, 6/15/52	$2,370	$ 2,548,745
Bend, OR:
5.00%, 6/1/37	1,445	1,686,720
5.00%, 6/1/43	1,580	1,785,748
Benton County, OR:
4.125%, 6/1/53	1,000	1,002,960
5.00%, 6/1/48	1,000	1,094,350
Canby School District No. 86, OR, 4.00%, 6/15/38	1,170	1,195,448
Centennial School District No. 28Jt, OR, 4.00%, 6/15/39	1,855	1,890,041
Central School District No. 13J, OR, Polk, Marion and Benton Counties, 0.00%, 6/15/38	750	439,478
Clackamas Community College District, OR:
5.00%, 6/15/39	1,245	1,303,241
5.00%, 6/15/40	1,585	1,655,263
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Creswell School District No. 40, OR, Lane County:
0.00%, 6/15/38	$1,000	$ 548,020
0.00%, 6/15/43	1,000	406,100
David Douglas School District No. 40, OR, Multnomah County, 5.50%, 6/15/53	1,125	1,266,289
Deschutes Public Library District, OR, 3.00%, 6/1/40	1,500	1,326,870
Forest Grove School District No. 15, OR, Washington County, 0.00%, 6/15/26	1,865	1,767,815
Hermiston School District No. 8R, OR, 0.00%, 6/15/43	2,660	1,166,516
Hillsboro School District No. 1J, OR, Washington, Multnomah and Yamhill Counties:
5.00%, 6/15/32	2,000	2,125,380
5.00%, 6/15/37	1,605	1,694,110
Lake Oswego, OR:
5.00%, 6/1/46	1,640	1,834,307
5.00%, 6/1/49	2,790	3,086,047
Molalla River School District No. 35, OR, Clackamas County:
5.00%, 6/15/40(1)	1,000	1,129,040
5.00%, 6/15/41(1)	1,000	1,123,110
5.00%, 6/15/43(1)	1,500	1,669,500
North Clackamas School District No. 12, OR, Clackamas County:
5.00%, 6/15/39	1,620	1,718,528
5.00%, 6/15/42	1,500	1,578,165
Oregon:
5.00%, 8/1/42	1,615	1,690,647
5.00%, 5/1/44	6,995	7,426,871
(SPA: U.S. Bank, N.A.), 3.55%, 6/1/39(3)	2,605	2,605,000
Oregon City School District No. 62, Clackamas County, 5.00%, 6/15/49	6,500	6,790,940
Oregon Coast Community College District:
5.00%, (0.00% until 6/15/25), 6/15/38	500	537,040
5.00%, (0.00% until 6/15/25), 6/15/40	400	423,808
5.00%, (0.00% until 6/15/25), 6/15/42	425	444,979
5.00%, (0.00% until 6/15/25), 6/15/43	250	260,595
5.00%, (0.00% until 6/15/25), 6/15/44	725	752,731
Oregon Elderly and Disabled Housing, 5.65%, 8/1/26	240	240,497
Philomath School District No. 17J, OR, Benton and Polk Counties:
0.00%, 6/15/28	1,000	886,240
0.00%, 6/15/30	700	576,702
Portland, OR, 5.00%, 4/1/41	1,220	1,353,883
Puerto Rico:
5.625%, 7/1/29	500	537,885
5.75%, 7/1/31	750	831,000

See Notes to Financial Statements.

Eaton Vance
Oregon Municipal Income Fund
August 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Redmond Area Park and Recreation District, OR, 5.00%, 6/15/43	$1,210	$ 1,340,668
Redmond School District No. 2J, OR, Deschutes and Jefferson Counties, 0.00%, 6/15/27	3,175	2,915,602
Redmond, OR:
5.00%, 6/1/28	605	605,508
5.00%, 6/1/38	1,000	1,071,370
Riverdale School District No. 51J, OR, Multnomah and Clackamas Counties:
0.00%, 6/15/29	1,000	865,200
0.00%, 6/15/30	1,215	1,013,589
St. Helens School District No. 502, OR, 5.00%, 6/15/45	5,075	5,425,327
Washington County School District No. 13 Banks, OR:
0.00%, 6/15/44	3,000	1,245,210
0.00%, 6/15/51	5,000	1,399,900
Winston-Dillard School District No. 116, OR, 0.00%, 6/15/36	435	269,313
		$ 78,552,296
Hospital — 15.9%
Astoria Hospital Facilities Authority, OR, (Columbia Memorial Hospital), 5.25%, 8/1/49	$3,500	$ 3,748,605
Medford Hospital Facilities Authority, OR, (Asante Health System), 5.00%, 8/15/45	4,500	4,709,565
Oregon Facilities Authority, (PeaceHealth):
5.00%, 11/15/29	1,500	1,501,080
(LOC: TD Bank, N.A.), 3.80%, 8/1/34(3)	4,500	4,500,000
Oregon Facilities Authority, (Samaritan Health Services):
5.00%, 10/1/35	275	291,016
5.00%, 10/1/40	1,750	1,822,975
Oregon Health and Science University:
4.00%, 7/1/46	2,500	2,419,481
Green Bonds, 4.00%, 7/1/40	1,520	1,536,629
Green Bonds, 4.00%, 7/1/41	2,605	2,620,395
Green Bonds, 4.00%, 7/1/44	2,100	2,074,905
Oregon State Facilities Authority, (Legacy Health), 5.00%, 6/1/46	2,500	2,522,850
Salem Hospital Facility Authority, OR, (Salem Health), 5.00%, 5/15/44	3,000	3,137,040
		$ 30,884,541
Housing — 2.5%
Oregon Housing and Community Services Department:
4.60%, 7/1/43	$2,000	$ 2,026,620
4.75%, 1/1/49	1,000	1,012,690
(AMT), 3.45%, 1/1/33	910	879,952
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Oregon Housing and Community Services Department: (continued)
(AMT), 5.15%, 7/1/42	$870	$ 880,997
		$ 4,800,259
Industrial Development Revenue — 1.6%
Oregon Business Development Commission, (Intel Corp.), 3.80% to 6/15/28 (Put Date), 12/1/40	$3,000	$ 3,072,930
		$ 3,072,930
Insured - Electric Utilities — 1.6%
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$1,045	$ 1,029,220
(NPFG), 5.25%, 7/1/34	2,120	2,095,811
		$ 3,125,031
Insured - General Obligations — 3.7%
Hermiston, OR, (AGM), 4.00%, 12/1/44	$700	$ 696,360
Lebanon Community School District No. 9, OR, Linn County, (NPFG), 5.50%, 6/15/30	4,000	4,483,560
Newport, OR:
(AGC), 0.00%, 6/1/28	1,000	891,930
(AGC), 0.00%, 6/1/29	1,225	1,057,163
		$ 7,129,013
Lease Revenue/Certificates of Participation — 1.5%
Portland Housing Authority, OR, (Pearl Court LP), 4.625%, 1/1/27	$800	$ 827,880
Portland Housing Authority, OR, (Yards Union Station Project), 4.85%, 5/1/29	2,050	2,052,132
		$ 2,880,012
Senior Living/Life Care — 2.6%
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.375%, 11/15/55	$100	$ 100,297
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza):
4.00%, 12/1/36	3,000	2,748,210
5.00%, 12/1/36	750	751,200
Green Bonds, 1.20%, 6/1/28	300	272,028
Salem Hospital Facility Authority, OR, (Capital Manor):
4.00%, 5/15/40	750	685,867
5.00%, 5/15/33	540	550,174
		$ 5,107,776

See Notes to Financial Statements.

Eaton Vance
Oregon Municipal Income Fund
August 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 4.5%
American Samoa Economic Development Authority, 5.00%, 9/1/38(4)	$200	$ 202,810
Oregon Department of Transportation, (Highway User Tax):
5.00%, 11/15/35	1,210	1,333,892
5.00%, 11/15/40	4,630	5,070,359
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,100	2,109,282
		$ 8,716,343
Transportation — 5.4%
Port of Portland, OR, (Portland International Airport):
(AMT), 5.00%, 7/1/34	$1,525	$ 1,616,043
(AMT), 5.00%, 7/1/34	1,160	1,163,863
(AMT), 5.00%, 7/1/36	1,265	1,298,333
(AMT), 5.00%, 7/1/44	2,000	2,064,180
Green Bonds, (AMT), 5.25%, 7/1/41	2,325	2,553,454
Green Bonds, (AMT), 5.25%, 7/1/43	1,730	1,884,437
		$ 10,580,310
Water and Sewer — 8.5%
Medford Water Commission, OR:
5.00%, 7/15/49	$3,250	$ 3,553,485
5.00%, 7/15/54	2,575	2,793,360
Portland, OR, Sewer System Revenue:
5.00%, 5/1/38	2,350	2,718,879
5.00%, 5/1/39	550	631,428
Portland, OR, Water System Revenue, 5.00%, 5/1/44	1,000	1,061,970
Tualatin Valley Water District, OR:
5.00%, 6/1/47	4,190	4,636,319
5.00%, 6/1/48	1,000	1,103,330
		$ 16,498,771
Total Tax-Exempt Municipal Obligations (identified cost $187,754,883)		$191,940,984

Taxable Municipal Obligations — 4.9%
Security	Principal Amount (000's omitted)	Value
Electric Utilities — 1.2%
Confederated Tribes of Warm Springs Reservation, OR, (Pelton-Round Butte Hydroelectric Project):
Green Bonds, 2.165%, 11/1/26(4)	$300	$ 285,405
Green Bonds, 2.37%, 11/1/27(4)	1,350	1,267,866
Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Port of Morrow, OR, (Bonneville Corp.), 2.987%, 9/1/36	$1,000	$ 861,740
		$ 2,415,011
General Obligations — 1.1%
Portland, OR, (Veterans Memorial Coliseum), 4.34%, 6/1/29	$2,065	$ 2,099,444
		$ 2,099,444
Housing — 1.4%
Oregon Housing and Community Services Department, (SPA: U.S. Bank, N.A.), 5.38%, 7/1/47(5)	$2,700	$ 2,700,000
		$ 2,700,000
Insured - Housing — 0.7%
Oregon Facilities Authority, (CHF-Ashland, LLC - Southern Oregon University):
(AGM), 1.659%, 7/1/26	$175	$ 164,502
(AGM), 2.255%, 7/1/28	175	158,844
(AGM), 2.579%, 7/1/30	250	219,612
(AGM), 3.508%, 7/1/41	1,000	799,490
		$ 1,342,448
Insured - Special Tax Revenue — 0.5%
Hillsboro Economic Development Council, OR, (AGM), 5.941%, 6/1/43	$1,000	$ 1,039,800
		$ 1,039,800
Total Taxable Municipal Obligations (identified cost $9,850,360)		$ 9,596,703
Total Investments — 103.6% (identified cost $197,605,243)		$201,537,687
Other Assets, Less Liabilities — (3.6)%		$ (6,997,218)
Net Assets — 100.0%		$194,540,469
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	When-issued security.
(2)	Amount is less than 0.05%.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at August 31, 2024.

See Notes to Financial Statements.

Eaton Vance
Oregon Municipal Income Fund
August 31, 2024
Portfolio of Investments — continued

(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2024, the aggregate value of these securities is $1,756,081 or 0.9% of the Fund's net assets.
(5)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at August 31, 2024.
The Fund invests primarily in debt securities issued by Oregon municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At August 31, 2024, 6.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 3.8% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
South Carolina Municipal Income Fund
August 31, 2024
Portfolio of Investments

Tax-Exempt Municipal Obligations — 99.0%
Security	Principal Amount (000's omitted)	Value
Education — 2.0%
South Carolina Jobs-Economic Development Authority, (Wofford College), 5.00%, 4/1/49	$1,000	$ 1,026,870
University of South Carolina, 5.00%, 5/1/46	2,485	2,669,934
		$ 3,696,804
Electric Utilities — 10.2%
Rock Hill, SC, Combined Utility System Revenue:
4.00%, 1/1/49	$2,780	$ 2,711,084
5.00%, 1/1/47	5,000	5,050,300
South Carolina Public Service Authority:
4.00%, 12/1/42	2,960	2,910,153
5.00%, 12/1/37	2,000	2,039,180
5.25%, 12/1/54	2,920	3,164,550
5.50%, 12/1/40	1,500	1,711,485
5.50%, 12/1/54	1,000	1,003,160
		$ 18,589,912
General Obligations — 22.9%
Aiken County Consolidated School District, SC, 4.00%, 4/1/37	$1,140	$ 1,166,323
Dorchester County School District No. 4, SC:
5.00%, 3/1/46	1,710	1,889,738
5.00%, 3/1/47	2,060	2,270,264
Fort Mill School District No. 4, SC:
4.00%, 3/1/38	2,775	2,806,274
4.00%, 3/1/39	3,200	3,216,960
Oconee County, SC:
5.00%, 4/1/42	2,345	2,625,415
5.00%, 4/1/43	2,000	2,228,900
Puerto Rico:
5.625%, 7/1/29	500	537,885
5.75%, 7/1/31	1,250	1,385,000
Saluda County School District No. 1, SC:
5.00%, 3/1/41	2,175	2,456,815
5.00%, 3/1/42	1,840	2,069,227
South Carolina, (Air Carrier Hub Terminal A), 1.00%, 4/1/25	4,275	4,230,626
South Carolina, (Clemson University), 5.00%, 4/1/38	5,000	5,691,400
Spartanburg County School District No. 4, SC, 5.25%, 3/1/52	4,790	5,208,694
Spartanburg County School District No. 5, SC:
4.00%, 3/1/43	1,400	1,416,562
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Spartanburg County School District No. 5, SC: (continued)
4.00%, 3/1/46	$2,370	$ 2,377,560
		$ 41,577,643
Hospital — 19.0%
Greenville Health System, SC, 5.00%, 5/1/39	$2,500	$ 2,501,075
Greenwood, SC, (Self Regional Healthcare), 4.00%, 10/1/39	1,195	1,198,298
Lexington County Health Services District, Inc., SC, (Lexington Medical Center), 5.00%, 11/1/41	5,000	5,062,400
South Carolina Jobs-Economic Development Authority, (Anmed Health):
4.00%, 2/1/43	2,000	1,978,100
5.00%, 2/1/38	2,405	2,438,189
Prerefunded to 2/1/26, 5.00%, 2/1/38	595	613,838
South Carolina Jobs-Economic Development Authority, (Bon Secours Mercy Health, Inc.):
4.00%, 12/1/44	1,500	1,468,815
5.00%, 10/1/37	1,000	1,117,160
5.00%, 12/1/46	2,750	2,892,615
South Carolina Jobs-Economic Development Authority, (McLeod Health):
4.25%, 11/1/54	1,940	1,912,918
5.00%, 11/1/48	2,150	2,201,235
5.25%, 11/1/54(1)	2,000	2,206,420
South Carolina Jobs-Economic Development Authority, (Novant Health Obligated Group), 5.50%, 11/1/48	2,750	3,107,115
South Carolina Jobs-Economic Development Authority, (Prisma Health Obligated Group):
5.00%, 5/1/36	1,500	1,560,690
(LOC: TD Bank, N.A.), 3.80%, 5/1/48(2)	3,000	3,000,000
Spartanburg Regional Health Services District, Inc., SC, 4.00%, 4/15/36	1,380	1,384,250
		$ 34,643,118
Housing — 4.3%
South Carolina Housing Finance and Development Authority:
2.80%, 7/1/34	$535	$ 485,111
4.20%, 7/1/42	1,485	1,474,709
4.375%, 7/1/44	3,000	3,003,900
4.75%, 7/1/43	980	1,004,539
4.75%, 7/1/43	810	830,282
4.90%, 7/1/48	980	1,006,931
		$ 7,805,472

See Notes to Financial Statements.

Eaton Vance
South Carolina Municipal Income Fund
August 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue — 2.2%
South Carolina Jobs-Economic Development Authority, (International Paper Co.), (AMT), 4.00% to 4/1/26 (Put Date), 4/1/33	$4,000	$ 4,025,440
		$ 4,025,440
Insured - Electric Utilities — 2.3%
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$1,075	$ 1,058,768
(NPFG), 5.25%, 7/1/32	1,350	1,334,407
(NPFG), 5.25%, 7/1/34	1,820	1,799,234
		$ 4,192,409
Insured - Utilities — 1.8%
Greer, SC, Combined Utility System:
(AMBAC), 5.50%, 9/1/27	$900	$ 951,849
(AMBAC), 5.50%, 9/1/32	2,000	2,243,040
		$ 3,194,889
Lease Revenue/Certificates of Participation — 4.4%
Corporation ForGreer, SC, (City Improvement):
4.00%, 9/1/45	$1,270	$ 1,259,192
4.125%, 9/1/49	1,000	995,710
Georgetown County Scago Public Facilities Corp., SC, 4.00%, 6/1/43	1,000	997,730
Lancaster County Public Facilities Corp., SC, 5.00%, 6/1/43	1,500	1,612,290
Laurens County Public Facilities Authority, SC:
4.00%, 9/1/43	500	498,880
5.00%, 9/1/49	2,450	2,681,329
		$ 8,045,131
Other Revenue — 0.8%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	$1,400	$ 1,512,868
		$ 1,512,868
Senior Living/Life Care — 3.2%
South Carolina Jobs-Economic Development Authority, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/47	$1,000	$ 1,021,560
South Carolina Jobs-Economic Development Authority, (Bishop Gadsden Episcopal Retirement Community), 4.00%, 4/1/49	620	541,551
South Carolina Jobs-Economic Development Authority, (Seafields Kiawah Island Project), 7.50%, 11/15/53	1,000	1,040,900
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes):
5.00%, 4/1/29	$640	$ 653,933
5.00%, 4/1/38	1,000	1,011,270
5.00%, 4/1/48	1,000	989,030
South Carolina Jobs-Economic Development Authority, (The Woodlands at Furman), 5.25%, 11/15/37	500	512,820
		$ 5,771,064
Special Tax Revenue — 2.7%
American Samoa Economic Development Authority, 5.00%, 9/1/38(3)	$200	$ 202,810
Greenville County, SC, Road Fee Revenue, 4.00%, 4/1/43	1,000	1,007,430
Myrtle Beach, SC, (Hospitality Fee), 5.00%, 6/1/26	1,000	1,001,190
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,765	2,777,221
		$ 4,988,651
Transportation — 5.4%
Greenville-Spartanburg Airport District, SC, 5.25%, 7/1/54	$2,500	$ 2,721,400
South Carolina Ports Authority:
(AMT), 5.00%, 7/1/43	1,170	1,203,251
(AMT), 5.00%, 7/1/44	5,705	5,900,625
		$ 9,825,276
Water and Sewer — 17.8%
Aiken, SC:
4.00%, 8/1/49	$750	$ 731,160
5.00%, 8/1/53	1,000	1,079,470
Anderson County, SC, Sewer System Revenue, 4.00%, 8/1/43	1,000	993,810
Charleston, SC, Waterworks and Sewer System Revenue, 5.00%, 1/1/47	2,500	2,751,475
Clemson, SC, Water and Sewer System Revenue, 4.00%, 6/1/49	3,710	3,633,945
Columbia, SC, Waterworks and Sewer System Revenue:
4.00%, 2/1/41	2,000	1,994,780
5.00%, 2/1/47	5,360	5,917,386
Dorchester County, SC, Waterworks and Sewer System Revenue, 4.25%, 10/1/48	600	611,076
Florence, SC, Combined Waterworks and Sewerage System Revenue:
3.00%, 9/1/37	1,790	1,651,203
4.25%, 9/1/48	3,525	3,589,649
Mount Pleasant, SC, Water and Sewer Revenue, 4.00%, 6/1/39	2,630	2,636,286

See Notes to Financial Statements.

Eaton Vance
South Carolina Municipal Income Fund
August 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Renewable Water Resources, SC, Sewer System Revenue, 4.00%, 4/1/44	$5,365	$ 5,443,329
South Island Public Service District, SC, 5.00%, 4/1/47	1,000	1,079,160
York County, SC, Water and Sewer System Revenue, 4.00%, 6/1/41	225	228,413
		$ 32,341,142
Total Tax-Exempt Municipal Obligations (identified cost $176,184,054)		$180,209,819

Taxable Municipal Obligations — 0.5%
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 0.2%
Florence Public Facilities Corp., SC, 3.086%, 11/1/40	$500	$ 402,215
		$ 402,215
Student Loan — 0.3%
South Carolina Student Loan Corp., 3.593%, 12/1/39	$450	$ 445,919
		$ 445,919
Total Taxable Municipal Obligations (identified cost $950,000)		$ 848,134

Trust Units — 0.3%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.3%
HTA TRRB 2005L-745190R75 Assured Custodial Trust, 5.25%, 7/1/41	$468	$ 458,342
Total Trust Units (identified cost $471,579)		$ 458,342
Total Investments — 99.8% (identified cost $177,605,633)		$181,516,295
Other Assets, Less Liabilities — 0.2%		$ 449,625
Net Assets — 100.0%		$181,965,920

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at August 31, 2024.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2024, the aggregate value of these securities is $202,810 or 0.1% of the Fund's net assets.
The Fund invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At August 31, 2024, 4.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.8% to 2.3% of total investments.
Abbreviations:
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.

See Notes to Financial Statements.

Eaton Vance
Virginia Municipal Income Fund
August 31, 2024
Portfolio of Investments

Tax-Exempt Municipal Obligations — 99.3%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 4.1%
Virginia Resources Authority, (Pooled Financing Program):
4.00%, 11/1/41	$1,500	$ 1,500,750
5.25%, 11/1/47	500	561,840
Virginia Resources Authority, (State Revolving Fund), 3.00%, 10/1/40	500	446,145
		$ 2,508,735
Education — 3.3%
Alexandria Industrial Development Authority, VA, (Episcopal High School), 4.00%, 1/1/36	$1,000	$ 1,009,320
Virginia College Building Authority, (University of Richmond), (SPA: U.S. Bank, N.A.), 3.55%, 11/1/36(1)	1,000	1,000,000
		$ 2,009,320
Electric Utilities — 2.5%
Richmond, VA, Public Utility Revenue, 4.25%, 1/15/53	$1,500	$ 1,519,170
		$ 1,519,170
Escrowed/Prerefunded — 1.3%
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), Prerefunded to 10/1/25, 5.00%, 10/1/30	$750	$ 768,863
		$ 768,863
General Obligations — 13.1%
Bristol, VA, 5.00%, 9/1/27	$1,000	$ 1,019,550
Falls Church, VA, 3.00%, 7/15/41	1,000	878,030
Loudoun County, VA, 4.00%, 12/1/38	1,045	1,095,359
Lynchburg, VA, 4.00%, 6/1/44	1,000	1,003,030
Newport News, VA, 4.00%, 2/1/42	1,650	1,681,234
Puerto Rico:
0.00%, 7/1/33	750	505,477
5.625%, 7/1/29	1,000	1,075,770
Virginia, 2.00%, 6/1/28	765	731,853
		$ 7,990,303
Hospital — 14.8%
Albemarle County Economic Development Authority, VA, (Sentara Martha Jefferson Hospital), (SPA: TD Bank, N.A.), 3.80%, 10/1/48(1)	$450	$ 450,000
Fairfax County Industrial Development Authority, VA, (Inova Health System Project), 4.00%, 5/15/48	1,215	1,189,388
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Fairfax County Industrial Development Authority, VA, (Inova Health System), 4.125%, 5/15/54	$1,000	$ 982,230
Norfolk Economic Development Authority, VA, (Sentara Healthcare), 4.00%, 11/1/48	1,000	977,500
Virginia Commonwealth University Health System Authority:
4.00%, 7/1/54	1,500	1,434,045
(LOC: TD Bank, N.A.), 3.80%, 7/1/37(1)	1,000	1,000,000
Virginia Small Business Financing Authority, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/49	2,000	1,934,100
Virginia Small Business Financing Authority, (Sentara Healthcare), 4.00%, 11/1/36	1,000	1,029,070
		$ 8,996,333
Housing — 9.1%
Harrisonburg Redevelopment and Housing Authority, VA, (Wesley Apartments), 4.00% to 12/1/26 (Put Date), 12/1/28	$1,640	$ 1,671,586
Virginia Housing Development Authority:
4.10%, 10/1/27	2,000	2,001,440
4.40%, 10/1/44	1,000	997,810
4.45%, 7/1/45	875	875,053
		$ 5,545,889
Industrial Development Revenue — 1.7%
Amelia County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 1.45%, 4/1/27	$1,035	$ 952,552
Virginia Small Business Financing Authority, (Covanta), (AMT), 5.00% to 7/1/38 (Put Date), 1/1/48(2)	60	60,004
		$ 1,012,556
Insured - Education — 3.9%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$2,155	$ 2,389,205
		$ 2,389,205
Insured - Electric Utilities — 1.6%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,000	$ 984,900
		$ 984,900
Insured - Hospital — 1.8%
Isle of Wight County Economic Development Authority, VA, (Riverside Health System), (AGM), 5.25%, 7/1/43	$1,000	$ 1,117,530
		$ 1,117,530

See Notes to Financial Statements.

Eaton Vance
Virginia Municipal Income Fund
August 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Insured - Transportation — 1.5%
Chesapeake Bay Bridge and Tunnel District, VA, (General Resolution), (NPFG), Escrowed to Maturity, 5.50%, 7/1/25	$880	$ 899,562
		$ 899,562
Lease Revenue/Certificates of Participation — 5.3%
Chesterfield County Economic Development Authority, VA, (County Mobility), 4.00%, 4/1/50	$1,000	$ 978,170
Virginia Port Authority, 5.25%, 7/1/48	1,000	1,118,560
Virginia Public Building Authority, (AMT), 4.00%, 8/1/39	1,140	1,143,146
		$ 3,239,876
Other Revenue — 0.6%
Loudoun County Economic Development Authority, VA, (Howard Hughes Medical Institute), 2.75%, 2/15/38(3)	$400	$ 400,000
		$ 400,000
Senior Living/Life Care — 7.3%
James City County Economic Development Authority, VA, (Williamsburg Landing), 5.75%, 12/1/28	$640	$ 642,381
James City County Economic Development Authority, VA, (WindsorMeade), 4.00%, 6/1/41	620	550,845
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge), 5.00%, 1/1/34	1,500	1,505,355
Virginia Beach Development Authority, VA, (Westminster-Canterbury on Chesapeake Bay):
5.00%, 9/1/34	1,150	1,185,202
7.00%, 9/1/53	500	578,250
		$ 4,462,033
Special Tax Revenue — 1.8%
American Samoa Economic Development Authority, 5.00%, 9/1/38(2)	$200	$ 202,810
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/27	17	15,292
0.00%, 7/1/29	17	14,167
0.00%, 7/1/31	22	16,893
0.00%, 7/1/33	50	35,278
0.00%, 7/1/46	287	96,774
0.00%, 7/1/51	328	80,494
4.50%, 7/1/34	110	110,162
4.536%, 7/1/53	3	2,878
5.00%, 7/1/58	512	514,263
		$ 1,089,011
Security	Principal Amount (000's omitted)	Value
Transportation — 12.6%
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/44	$2,750	$ 2,855,132
Northern Virginia Transportation Commission, Green Bonds, 5.00%, 6/1/47	1,000	1,089,160
Virginia Port Authority, (AMT), 5.00%, 7/1/45	1,000	1,005,010
Virginia Small Business Financing Authority, (95 Express Lanes, LLC), (AMT), 5.00%, 7/1/38	1,640	1,735,842
Virginia Small Business Financing Authority, (Transform 66 P3 Project), (AMT), 5.00%, 12/31/52	1,000	1,014,650
		$ 7,699,794
Water and Sewer — 13.0%
Alexandria Sanitation Authority, VA, Green Bonds, 5.00%, 7/15/40	$700	$ 806,855
Fairfax County Water Authority, VA, 5.25%, 4/1/27	1,795	1,920,129
Fairfax County, VA, Sewer Revenue, 4.00%, 7/15/40	880	912,622
Hampton Roads Sanitation District, VA:
3.00%, 8/1/36	575	542,984
4.00%, 10/1/38	1,690	1,715,891
Loudoun County Sanitation Authority, VA, Water and Sewer System Revenue, 4.00%, 1/1/32	2,000	2,002,700
		$ 7,901,181
Total Tax-Exempt Municipal Obligations (identified cost $59,305,388)		$ 60,534,261

Taxable Municipal Obligations — 0.8%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.6%
Virginia Resources Authority, (Pooled Financing Program), 1.816%, 11/1/29	$415	$ 373,097
		$ 373,097

See Notes to Financial Statements.

Eaton Vance
Virginia Municipal Income Fund
August 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.2%
Portsmouth, VA, 2.20%, 7/15/37	$165	$ 124,463
$ 124,463
Total Taxable Municipal Obligations (identified cost $580,000)		$ 497,560
Total Investments — 100.1% (identified cost $59,885,388)		$ 61,031,821
Other Assets, Less Liabilities — (0.1)%		$ (70,096)
Net Assets — 100.0%		$ 60,961,725
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at August 31, 2024.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2024, the aggregate value of these securities is $262,814 or 0.4% of the Fund's net assets.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at August 31, 2024.
The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At August 31, 2024, 8.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.8% to 7.0% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2024
Statements of Assets and Liabilities

	August 31, 2024
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Assets
Investments:
Identified cost	$122,906,178	$84,961,496	$81,086,178	$205,337,262
Unrealized appreciation (depreciation)	1,459,754	(453,417)	1,656,697	4,655,828
Investments, at value	$124,365,932	$84,508,079	$82,742,875	$209,993,090
Cash	$—	$283,404	$177,574	$974,981
Interest receivable	1,181,279	923,244	1,017,497	1,967,790
Receivable for investments sold	—	—	—	4,000,000
Receivable for Fund shares sold	290,446	54,322	116,083	557,626
Trustees' deferred compensation plan	21,694	25,800	32,880	45,067
Total assets	$125,859,351	$85,794,849	$84,086,909	$217,538,554
Liabilities
Payable for when-issued securities	$2,767,557	$1,000,000	$—	$—
Payable for Fund shares redeemed	430,527	113,308	118,775	718,885
Distributions payable	62,898	39,383	34,727	206,002
Due to custodian	6,888	—	—	—
Payable to affiliates:
Investment adviser fee	34,891	22,518	22,890	67,106
Distribution and service fees	7,556	6,685	10,330	13,041
Trustees' deferred compensation plan	21,694	25,800	32,880	45,067
Payable for legal and accounting services	17,894	8,443	16,246	11,162
Accrued expenses	48,740	41,167	40,245	68,478
Total liabilities	$3,398,645	$1,257,304	$276,093	$1,129,741
Net Assets	$122,460,706	$84,537,545	$83,810,816	$216,408,813
Sources of Net Assets
Paid-in capital	$129,637,081	$91,299,034	$87,191,528	$226,357,924
Accumulated loss	(7,176,375)	(6,761,489)	(3,380,712)	(9,949,111)
Net Assets	$122,460,706	$84,537,545	$83,810,816	$216,408,813
Class A Shares
Net Assets	$31,317,579	$30,766,294	$46,481,911	$52,460,296
Shares Outstanding	3,848,541	3,667,904	5,328,554	6,178,200
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.14	$8.39	$8.72	$8.49
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$8.41	$8.67	$9.01	$8.78
Class C Shares
Net Assets	$2,808,179	$1,642,140	$2,835,156	$5,316,818
Shares Outstanding	322,645	179,521	294,411	582,193
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$8.70	$9.15	$9.63	$9.13
Class I Shares
Net Assets	$88,334,948	$52,129,111	$34,493,749	$158,631,699
Shares Outstanding	10,826,682	6,201,698	3,948,972	18,631,927
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.16	$8.41	$8.73	$8.51
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2024
Statements of Assets and Liabilities — continued

	August 31, 2024
	Oregon Fund	South Carolina Fund	Virginia Fund
Assets
Investments:
Identified cost	$197,605,243	$177,605,633	$59,885,388
Unrealized appreciation	3,932,444	3,910,662	1,146,433
Investments, at value	$201,537,687	$181,516,295	$61,031,821
Cash	$102,061	$291,378	$308,084
Interest receivable	1,758,236	2,113,847	631,208
Receivable for investments sold	—	50,000	38,521
Receivable for Fund shares sold	39,294	121,162	10,746
Trustees' deferred compensation plan	45,959	46,993	47,381
Total assets	$203,483,237	$184,139,675	$62,067,761
Liabilities
Payable for floating rate notes issued	$—	$1,600,956	$—
Payable for investments purchased	2,435,672	—	875,000
Payable for when-issued securities	6,042,350	—	—
Payable for Fund shares redeemed	250,098	249,095	87,343
Distributions payable	19,812	133,304	33,919
Payable to affiliates:
Investment adviser fee	61,068	57,906	14,435
Distribution and service fees	16,920	16,223	6,960
Trustees' deferred compensation plan	45,959	46,993	47,381
Interest expense and fees payable	—	4,105	—
Payable for legal and accounting services	8,894	5,777	5,056
Accrued expenses	61,995	59,396	35,942
Total liabilities	$8,942,768	$2,173,755	$1,106,036
Net Assets	$194,540,469	$181,965,920	$60,961,725
Sources of Net Assets
Paid-in capital	$212,967,857	$192,310,848	$68,213,364
Accumulated loss	(18,427,388)	(10,344,928)	(7,251,639)
Net Assets	$194,540,469	$181,965,920	$60,961,725
Class A Shares
Net Assets	$81,907,879	$71,176,595	$32,662,145
Shares Outstanding	10,199,098	8,176,303	4,521,319
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.03	$8.71	$7.22
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$8.30	$9.00	$7.46
Class C Shares
Net Assets	$3,790,487	$4,975,954	$1,761,966
Shares Outstanding	431,130	538,796	220,148
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$8.79	$9.24	$8.00

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2024
Statements of Assets and Liabilities — continued

	August 31, 2024
	Oregon Fund	South Carolina Fund	Virginia Fund
Class I Shares
Net Assets	$108,842,103	$105,813,371	$26,537,614
Shares Outstanding	13,564,357	12,144,754	3,666,105
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.02	$8.71	$7.24
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2024
Statements of Operations

	Year Ended August 31, 2024
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Investment Income
Interest income	$4,308,133	$3,008,565	$3,660,497	$7,397,236
Total investment income	$4,308,133	$3,008,565	$3,660,497	$7,397,236
Expenses
Investment adviser fee	$390,911	$244,106	$288,186	$723,067
Distribution and service fees:
Class A	65,419	57,706	101,450	103,152
Class C	30,656	26,537	39,021	56,374
Trustees’ fees and expenses	7,773	5,497	6,015	12,791
Custodian fee	37,152	30,084	32,388	53,698
Transfer and dividend disbursing agent fees	26,584	28,482	27,176	56,478
Legal and accounting services	84,042	66,758	60,430	72,230
Printing and postage	6,548	5,600	5,466	11,364
Registration fees	3,755	7,614	4,628	2,447
Miscellaneous	30,787	26,667	24,494	36,182
Total expenses	$683,627	$499,051	$589,254	$1,127,783
Net investment income	$3,624,506	$2,509,514	$3,071,243	$6,269,453
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(1,556,161)	$(569,487)	$(803,390)	$(1,558,313)
Net realized loss	$(1,556,161)	$(569,487)	$(803,390)	$(1,558,313)
Change in unrealized appreciation (depreciation):
Investments	$4,330,028	$2,862,280	$2,605,214	$6,621,769
Net change in unrealized appreciation (depreciation)	$4,330,028	$2,862,280	$2,605,214	$6,621,769
Net realized and unrealized gain	$2,773,867	$2,292,793	$1,801,824	$5,063,456
Net increase in net assets from operations	$6,398,373	$4,802,307	$4,873,067	$11,332,909

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2024
Statements of Operations — continued

	Year Ended August 31, 2024
	Oregon Fund	South Carolina Fund	Virginia Fund
Investment Income
Interest income	$6,789,755	$7,123,847	$2,428,495
Total investment income	$6,789,755	$7,123,847	$2,428,495
Expenses
Investment adviser fee	$611,051	$647,151	$162,441
Distribution and service fees:
Class A	144,959	140,052	66,748
Class C	40,928	46,352	14,575
Trustees’ fees and expenses	10,913	11,414	4,162
Custodian fee	46,826	49,438	25,562
Transfer and dividend disbursing agent fees	48,808	34,926	27,722
Legal and accounting services	65,528	56,806	60,410
Printing and postage	11,068	9,898	5,592
Registration fees	11,643	2,268	3,588
Interest expense and fees	6,475	37,270	—
Miscellaneous	34,351	34,664	23,489
Total expenses	$1,032,550	$1,070,239	$394,289
Net investment income	$5,757,205	$6,053,608	$2,034,206
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(1,467,229)	$(2,700,956)	$(681,113)
Net realized loss	$(1,467,229)	$(2,700,956)	$(681,113)
Change in unrealized appreciation (depreciation):
Investments	$5,224,540	$6,041,124	$2,158,752
Net change in unrealized appreciation (depreciation)	$5,224,540	$6,041,124	$2,158,752
Net realized and unrealized gain	$3,757,311	$3,340,168	$1,477,639
Net increase in net assets from operations	$9,514,516	$9,393,776	$3,511,845

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2024
Statements of Changes in Net Assets

	Year Ended August 31, 2024
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$3,624,506	$2,509,514	$3,071,243	$6,269,453
Net realized loss	(1,556,161)	(569,487)	(803,390)	(1,558,313)
Net change in unrealized appreciation (depreciation)	4,330,028	2,862,280	2,605,214	6,621,769
Net increase in net assets from operations	$6,398,373	$4,802,307	$4,873,067	$11,332,909
Distributions to shareholders:
Class A	$(978,632)	$(900,204)	$(1,725,847)	$(1,579,619)
Class C	(72,294)	(66,260)	(108,398)	(137,075)
Class I	(2,526,016)	(1,556,858)	(1,196,857)	(4,492,445)
Total distributions to shareholders	$(3,576,942)	$(2,523,322)	$(3,031,102)	$(6,209,139)
Transactions in shares of beneficial interest:
Class A	$(5,749,456)	$1,446,782	$(7,003,325)	$(2,129,611)
Class C	(594,504)	(1,846,431)	(2,155,329)	(1,262,964)
Class I	10,111,310	6,199,764	3,674,764	27,916,423
Net increase (decrease) in net assets from Fund share transactions	$3,767,350	$5,800,115	$(5,483,890)	$24,523,848
Net increase (decrease) in net assets	$6,588,781	$8,079,100	$(3,641,925)	$29,647,618
Net Assets
At beginning of year	$115,871,925	$76,458,445	$87,452,741	$186,761,195
At end of year	$122,460,706	$84,537,545	$83,810,816	$216,408,813

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2024
Statements of Changes in Net Assets — continued

	Year Ended August 31, 2024
	Oregon Fund	South Carolina Fund	Virginia Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$5,757,205	$6,053,608	$2,034,206
Net realized loss	(1,467,229)	(2,700,956)	(681,113)
Net change in unrealized appreciation (depreciation)	5,224,540	6,041,124	2,158,752
Net increase in net assets from operations	$9,514,516	$9,393,776	$3,511,845
Distributions to shareholders:
Class A	$(2,451,797)	$(2,373,250)	$(1,139,193)
Class C	(113,565)	(128,869)	(40,832)
Class I	(3,142,678)	(3,527,865)	(844,824)
Total distributions to shareholders	$(5,708,040)	$(6,029,984)	$(2,024,849)
Transactions in shares of beneficial interest:
Class A	$11,897,438	$(1,117,463)	$(2,119,105)
Class C	(1,116,638)	(72,906)	137,984
Class I	27,636,467	7,146,305	3,401,623
Net increase in net assets from Fund share transactions	$38,417,267	$5,955,936	$1,420,502
Net increase in net assets	$42,223,743	$9,319,728	$2,907,498
Net Assets
At beginning of year	$152,316,726	$172,646,192	$58,054,227
At end of year	$194,540,469	$181,965,920	$60,961,725

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2024
Statements of Changes in Net Assets — continued

	Year Ended August 31, 2023
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$3,042,241	$2,033,291	$2,528,368	$4,409,333
Net realized loss	(2,475,891)	(1,798,658)	(2,246,729)	(6,247,028)
Net change in unrealized appreciation (depreciation)	1,099,915	830,420	614,910	3,052,019
Net increase in net assets from operations	$1,666,265	$1,065,053	$896,549	$1,214,324
Distributions to shareholders:
Class A	$(948,825)	$(787,936)	$(1,496,698)	$(1,271,332)
Class C	(64,420)	(61,577)	(110,859)	(109,546)
Class I	(2,002,879)	(1,158,576)	(891,955)	(3,007,333)
Total distributions to shareholders	$(3,016,124)	$(2,008,089)	$(2,499,512)	$(4,388,211)
Transactions in shares of beneficial interest:
Class A	$(2,456,610)	$(7,089,245)	$8,810,384	$(2,712,028)
Class C	(441,340)	(765,966)	(329,553)	(1,282,323)
Class I	2,299,965	3,247,365	7,164,311	18,625,941
Net increase (decrease) in net assets from Fund share transactions	$(597,985)	$(4,607,846)	$15,645,142	$14,631,590
Net increase (decrease) in net assets	$(1,947,844)	$(5,550,882)	$14,042,179	$11,457,703
Net Assets
At beginning of year	$117,819,769	$82,009,327	$73,410,562	$175,303,492
At end of year	$115,871,925	$76,458,445	$87,452,741	$186,761,195

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2024
Statements of Changes in Net Assets — continued

	Year Ended August 31, 2023
	Oregon Fund	South Carolina Fund	Virginia Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$4,866,304	$4,020,807	$1,748,752
Net realized loss	(7,834,827)	(5,610,703)	(1,798,452)
Net change in unrealized appreciation (depreciation)	4,476,471	3,803,547	409,949
Net increase in net assets from operations	$1,507,948	$2,213,651	$360,249
Distributions to shareholders:
Class A	$(2,217,487)	$(1,768,178)	$(965,605)
Class C	(133,793)	(96,654)	(38,542)
Class I	(2,437,370)	(2,119,025)	(653,802)
Total distributions to shareholders	$(4,788,650)	$(3,983,857)	$(1,657,949)
Transactions in shares of beneficial interest:
Class A	$(9,950,539)	$(6,207,872)	$(3,674,759)
Class C	(2,073,635)	(2,314,952)	(1,244,885)
Class I	6,102,904	29,040,071	3,387,449
Net increase (decrease) in net assets from Fund share transactions	$(5,921,270)	$20,517,247	$(1,532,195)
Net increase (decrease) in net assets	$(9,201,972)	$18,747,041	$(2,829,895)
Net Assets
At beginning of year	$161,518,698	$153,899,151	$60,884,122
At end of year	$152,316,726	$172,646,192	$58,054,227

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2024
Financial Highlights

	Georgia Fund — Class A
	Year Ended August 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$7.93	$8.02	$8.87	$8.80	$8.77
Income (Loss) From Operations
Net investment income(1)	$0.24	$0.20	$0.14	$0.15	$0.20
Net realized and unrealized gain (loss)	0.21	(0.09)	(0.85)	0.07	0.03
Total income (loss) from operations	$0.45	$0.11	$(0.71)	$0.22	$0.23
Less Distributions
From net investment income	$(0.24)	$(0.20)	$(0.14)	$(0.15)	$(0.20)
Total distributions	$(0.24)	$(0.20)	$(0.14)	$(0.15)	$(0.20)
Net asset value — End of year	$8.14	$7.93	$8.02	$8.87	$8.80
Total Return(2)	5.77%	1.41%	(8.03)%	2.52%	2.62%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$31,318	$36,206	$39,103	$48,535	$45,047
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.71%	0.69%	0.65%	0.65%	0.67%
Net expenses	0.71%	0.69%	0.65%	0.65%	0.67%
Net investment income	3.04%	2.54%	1.69%	1.66%	2.26%
Portfolio Turnover	44%	47%	34%	19%	16%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2024
Financial Highlights — continued

	Georgia Fund — Class C
	Year Ended August 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$8.48	$8.58	$9.49	$9.41	$9.38
Income (Loss) From Operations
Net investment income(1)	$0.20	$0.15	$0.09	$0.09	$0.14
Net realized and unrealized gain (loss)	0.21	(0.10)	(0.91)	0.08	0.03
Total income (loss) from operations	$0.41	$0.05	$(0.82)	$0.17	$0.17
Less Distributions
From net investment income	$(0.19)	$(0.15)	$(0.09)	$(0.09)	$(0.14)
Total distributions	$(0.19)	$(0.15)	$(0.09)	$(0.09)	$(0.14)
Net asset value — End of year	$8.70	$8.48	$8.58	$9.49	$9.41
Total Return(2)	4.92%	0.60%	(8.73)%	1.81%	1.83%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$2,808	$3,312	$3,783	$4,939	$5,271
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.46%	1.44%	1.40%	1.40%	1.42%
Net expenses	1.46%	1.44%	1.40%	1.40%	1.42%
Net investment income	2.28%	1.79%	0.93%	0.92%	1.51%
Portfolio Turnover	44%	47%	34%	19%	16%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2024
Financial Highlights — continued

	Georgia Fund — Class I
	Year Ended August 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$7.95	$8.04	$8.90	$8.82	$8.80
Income (Loss) From Operations
Net investment income(1)	$0.26	$0.22	$0.16	$0.16	$0.21
Net realized and unrealized gain (loss)	0.21	(0.09)	(0.86)	0.09	0.02
Total income (loss) from operations	$0.47	$0.13	$(0.70)	$0.25	$0.23
Less Distributions
From net investment income	$(0.26)	$(0.22)	$(0.16)	$(0.17)	$(0.21)
Total distributions	$(0.26)	$(0.22)	$(0.16)	$(0.17)	$(0.21)
Net asset value — End of year	$8.16	$7.95	$8.04	$8.90	$8.82
Total Return(2)	5.97%	1.61%	(7.93)%	2.84%	2.71%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$88,335	$76,354	$74,934	$79,579	$50,563
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.51%	0.49%	0.45%	0.45%	0.47%
Net expenses	0.51%	0.49%	0.45%	0.45%	0.47%
Net investment income	3.23%	2.75%	1.90%	1.84%	2.45%
Portfolio Turnover	44%	47%	34%	19%	16%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2024
Financial Highlights — continued

	Maryland Fund — Class A
	Year Ended August 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$8.14	$8.23	$9.19	$9.01	$9.07
Income (Loss) From Operations
Net investment income(1)	$0.26	$0.21	$0.16	$0.16	$0.20
Net realized and unrealized gain (loss)	0.25	(0.09)	(0.97)	0.18	(0.05)
Total income (loss) from operations	$0.51	$0.12	$(0.81)	$0.34	$0.15
Less Distributions
From net investment income	$(0.26)	$(0.21)	$(0.15)	$(0.16)	$(0.21)
Total distributions	$(0.26)	$(0.21)	$(0.15)	$(0.16)	$(0.21)
Net asset value — End of year	$8.39	$8.14	$8.23	$9.19	$9.01
Total Return(2)	6.34%	1.43%	(8.86)%	3.84%	1.64%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$30,766	$28,435	$35,914	$46,218	$38,368
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.73%	0.71%	0.68%	0.67%	0.69%
Net expenses	0.73%	0.71%	0.68%	0.67%	0.69%
Net investment income	3.10%	2.53%	1.82%	1.78%	2.27%
Portfolio Turnover	42%	53%	48%	23%	24%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2024
Financial Highlights — continued

	Maryland Fund — Class C
	Year Ended August 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$8.88	$8.98	$10.02	$9.83	$9.89
Income (Loss) From Operations
Net investment income(1)	$0.21	$0.16	$0.10	$0.11	$0.15
Net realized and unrealized gain (loss)	0.27	(0.10)	(1.05)	0.18	(0.06)
Total income (loss) from operations	$0.48	$0.06	$(0.95)	$0.29	$0.09
Less Distributions
From net investment income	$(0.21)	$(0.16)	$(0.09)	$(0.10)	$(0.15)
Total distributions	$(0.21)	$(0.16)	$(0.09)	$(0.10)	$(0.15)
Net asset value — End of year	$9.15	$8.88	$8.98	$10.02	$9.83
Total Return(2)	5.51%	0.65%	(9.48)%	3.00%	0.94%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,642	$3,402	$4,221	$5,804	$8,767
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.48%	1.46%	1.43%	1.42%	1.45%
Net expenses	1.48%	1.46%	1.43%	1.42%	1.45%
Net investment income	2.35%	1.79%	1.06%	1.08%	1.52%
Portfolio Turnover	42%	53%	48%	23%	24%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2024
Financial Highlights — continued

	Maryland Fund — Class I
	Year Ended August 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$8.15	$8.25	$9.21	$9.03	$9.09
Income (Loss) From Operations
Net investment income(1)	$0.27	$0.23	$0.18	$0.18	$0.22
Net realized and unrealized gain (loss)	0.26	(0.11)	(0.97)	0.18	(0.06)
Total income (loss) from operations	$0.53	$0.12	$(0.79)	$0.36	$0.16
Less Distributions
From net investment income	$(0.27)	$(0.22)	$(0.17)	$(0.18)	$(0.22)
Total distributions	$(0.27)	$(0.22)	$(0.17)	$(0.18)	$(0.22)
Net asset value — End of year	$8.41	$8.15	$8.25	$9.21	$9.03
Total Return(2)	6.67%	1.51%	(8.66)%	4.04%	1.85%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$52,129	$44,622	$41,874	$47,433	$23,411
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.53%	0.51%	0.48%	0.47%	0.49%
Net expenses	0.53%	0.51%	0.48%	0.47%	0.49%
Net investment income	3.30%	2.76%	2.02%	1.94%	2.47%
Portfolio Turnover	42%	53%	48%	23%	24%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2024
Financial Highlights — continued

	Missouri Fund — Class A
	Year Ended August 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$8.55	$8.71	$9.76	$9.69	$9.67
Income (Loss) From Operations
Net investment income(1)	$0.30	$0.26	$0.20	$0.19	$0.26
Net realized and unrealized gain (loss)	0.16	(0.17)	(1.05)	0.07	0.03
Total income (loss) from operations	$0.46	$0.09	$(0.85)	$0.26	$0.29
Less Distributions
From net investment income	$(0.29)	$(0.25)	$(0.20)	$(0.19)	$(0.27)
Total distributions	$(0.29)	$(0.25)	$(0.20)	$(0.19)	$(0.27)
Net asset value — End of year	$8.72	$8.55	$8.71	$9.76	$9.69
Total Return(2)	5.52%	1.08%	(8.82)%	2.72%	3.04%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$46,482	$52,300	$44,538	$52,362	$50,698
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.71%	0.71%	0.69%	0.66%	0.69%
Net expenses	0.71%	0.71%	0.69%	0.66%	0.69%
Net investment income	3.45%	2.97%	2.14%	1.97%	2.67%
Portfolio Turnover	68%	59%	15%	19%	17%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2024
Financial Highlights — continued

	Missouri Fund — Class C
	Year Ended August 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$9.44	$9.62	$10.77	$10.70	$10.67
Income (Loss) From Operations
Net investment income(1)	$0.26	$0.21	$0.14	$0.13	$0.20
Net realized and unrealized gain (loss)	0.18	(0.18)	(1.15)	0.07	0.05
Total income (loss) from operations	$0.44	$0.03	$(1.01)	$0.20	$0.25
Less Distributions
From net investment income	$(0.25)	$(0.21)	$(0.14)	$(0.13)	$(0.22)
Total distributions	$(0.25)	$(0.21)	$(0.14)	$(0.13)	$(0.22)
Net asset value — End of year	$9.63	$9.44	$9.62	$10.77	$10.70
Total Return(2)	4.76%	0.29%	(9.42)%	1.89%	2.35%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$2,835	$4,934	$5,364	$7,215	$7,210
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.46%	1.46%	1.44%	1.41%	1.44%
Net expenses	1.46%	1.46%	1.44%	1.41%	1.44%
Net investment income	2.69%	2.21%	1.38%	1.22%	1.92%
Portfolio Turnover	68%	59%	15%	19%	17%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2024
Financial Highlights — continued

	Missouri Fund — Class I
	Year Ended August 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$8.56	$8.72	$9.77	$9.71	$9.68
Income (Loss) From Operations
Net investment income(1)	$0.31	$0.28	$0.22	$0.21	$0.28
Net realized and unrealized gain (loss)	0.17	(0.17)	(1.05)	0.06	0.04
Total income (loss) from operations	$0.48	$0.11	$(0.83)	$0.27	$0.32
Less Distributions
From net investment income	$(0.31)	$(0.27)	$(0.22)	$(0.21)	$(0.29)
Total distributions	$(0.31)	$(0.27)	$(0.22)	$(0.21)	$(0.29)
Net asset value — End of year	$8.73	$8.56	$8.72	$9.77	$9.71
Total Return(2)	5.73%	1.29%	(8.62)%	2.82%	3.33%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$34,494	$30,219	$23,509	$28,155	$23,490
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.51%	0.51%	0.49%	0.46%	0.49%
Net expenses	0.51%	0.51%	0.49%	0.46%	0.49%
Net investment income	3.65%	3.17%	2.33%	2.17%	2.86%
Portfolio Turnover	68%	59%	15%	19%	17%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2024
Financial Highlights — continued

	North Carolina Fund — Class A
	Year Ended August 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$8.26	$8.39	$9.28	$9.19	$9.19
Income (Loss) From Operations
Net investment income(1)	$0.26	$0.20	$0.14	$0.17	$0.21
Net realized and unrealized gain (loss)	0.23	(0.13)	(0.88)	0.09	0.01
Total income (loss) from operations	$0.49	$0.07	$(0.74)	$0.26	$0.22
Less Distributions
From net investment income	$(0.26)	$(0.20)	$(0.15)	$(0.17)	$(0.22)
Total distributions	$(0.26)	$(0.20)	$(0.15)	$(0.17)	$(0.22)
Net asset value — End of year	$8.49	$8.26	$8.39	$9.28	$9.19
Total Return(2)	5.98%	0.78%	(8.09)%	2.82%	2.44%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$52,460	$53,236	$56,810	$66,171	$64,513
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.70%	0.68%	0.66%	0.65%	0.67%
Net expenses	0.70%	0.68%	0.66%	0.65%	0.67%
Net investment income	3.09%	2.34%	1.63%	1.79%	2.28%
Portfolio Turnover	70%	100%	18%	24%	21%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2024
Financial Highlights — continued

	North Carolina Fund — Class C
	Year Ended August 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$8.89	$9.03	$9.98	$9.88	$9.88
Income (Loss) From Operations
Net investment income(1)	$0.21	$0.14	$0.08	$0.11	$0.15
Net realized and unrealized gain (loss)	0.24	(0.14)	(0.95)	0.10	0.01
Total income (loss) from operations	$0.45	$0.00(2)	$(0.87)	$0.21	$0.16
Less Distributions
From net investment income	$(0.21)	$(0.14)	$(0.08)	$(0.11)	$(0.16)
Total distributions	$(0.21)	$(0.14)	$(0.08)	$(0.11)	$(0.16)
Net asset value — End of year	$9.13	$8.89	$9.03	$9.98	$9.88
Total Return(3)	5.10%	0.02%	(8.71)%	2.09%	1.69%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$5,317	$6,418	$7,812	$9,200	$11,741
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.45%	1.43%	1.41%	1.40%	1.42%
Net expenses	1.45%	1.43%	1.41%	1.40%	1.42%
Net investment income	2.34%	1.59%	0.88%	1.05%	1.53%
Portfolio Turnover	70%	100%	18%	24%	21%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2024
Financial Highlights — continued

	North Carolina Fund — Class I
	Year Ended August 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$8.29	$8.42	$9.31	$9.21	$9.21
Income (Loss) From Operations
Net investment income(1)	$0.28	$0.21	$0.16	$0.18	$0.23
Net realized and unrealized gain (loss)	0.21	(0.13)	(0.89)	0.11	0.01
Total income (loss) from operations	$0.49	$0.08	$(0.73)	$0.29	$0.24
Less Distributions
From net investment income	$(0.27)	$(0.21)	$(0.16)	$(0.19)	$(0.24)
Total distributions	$(0.27)	$(0.21)	$(0.16)	$(0.19)	$(0.24)
Net asset value — End of year	$8.51	$8.29	$8.42	$9.31	$9.21
Total Return(2)	6.06%	0.98%	(7.88)%	3.14%	2.64%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$158,632	$127,108	$110,681	$89,655	$64,747
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.50%	0.48%	0.46%	0.45%	0.47%
Net expenses	0.50%	0.48%	0.46%	0.45%	0.47%
Net investment income	3.29%	2.56%	1.84%	1.98%	2.47%
Portfolio Turnover	70%	100%	18%	24%	21%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2024
Financial Highlights — continued

	Oregon Fund — Class A
	Year Ended August 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$7.83	$7.99	$8.94	$8.91	$8.83
Income (Loss) From Operations
Net investment income(1)	$0.27	$0.25	$0.16	$0.16	$0.22
Net realized and unrealized gain (loss)	0.20	(0.17)	(0.94)	0.04	0.09
Total income (loss) from operations	$0.47	$0.08	$(0.78)	$0.20	$0.31
Less Distributions
From net investment income	$(0.27)	$(0.24)	$(0.17)	$(0.17)	$(0.23)
Total distributions	$(0.27)	$(0.24)	$(0.17)	$(0.17)	$(0.23)
Net asset value — End of year	$8.03	$7.83	$7.99	$8.94	$8.91
Total Return(2)	6.08%	1.03%	(8.84)%	2.23%	3.57%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$81,908	$68,300	$79,721	$92,849	$83,651
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	0.71%	0.70%	0.66%	0.65%	0.67%
Interest and fee expense(4)	0.00%(5)	0.03%	—	—	—
Total expenses	0.71%	0.73%	0.66%	0.65%	0.67%
Net expenses	0.71%	0.73%	0.66%	0.65%	0.67%
Net investment income	3.41%	3.09%	1.91%	1.83%	2.46%
Portfolio Turnover	47%	86%	42%	25%	36%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(5)	Amount is less than 0.005%.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2024
Financial Highlights — continued

	Oregon Fund — Class C
	Year Ended August 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$8.58	$8.75	$9.79	$9.75	$9.66
Income (Loss) From Operations
Net investment income(1)	$0.23	$0.20	$0.11	$0.11	$0.16
Net realized and unrealized gain (loss)	0.21	(0.17)	(1.04)	0.04	0.11
Total income (loss) from operations	$0.44	$0.03	$(0.93)	$0.15	$0.27
Less Distributions
From net investment income	$(0.23)	$(0.20)	$(0.11)	$(0.11)	$(0.18)
Total distributions	$(0.23)	$(0.20)	$(0.11)	$(0.11)	$(0.18)
Net asset value — End of year	$8.79	$8.58	$8.75	$9.79	$9.75
Total Return(2)	5.18%	0.33%	(9.52)%	1.54%	2.82%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$3,790	$4,814	$7,009	$9,935	$11,102
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	1.47%	1.45%	1.41%	1.40%	1.42%
Interest and fee expense(4)	0.00%(5)	0.03%	—	—	—
Total expenses	1.47%	1.48%	1.41%	1.40%	1.42%
Net expenses	1.47%	1.48%	1.41%	1.40%	1.42%
Net investment income	2.67%	2.33%	1.15%	1.09%	1.71%
Portfolio Turnover	47%	86%	42%	25%	36%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(5)	Amount is less than 0.005%.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2024
Financial Highlights — continued

	Oregon Fund — Class I
	Year Ended August 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$7.83	$7.98	$8.94	$8.90	$8.82
Income (Loss) From Operations
Net investment income(1)	$0.29	$0.26	$0.18	$0.18	$0.23
Net realized and unrealized gain (loss)	0.18	(0.15)	(0.96)	0.05	0.10
Total income (loss) from operations	$0.47	$0.11	$(0.78)	$0.23	$0.33
Less Distributions
From net investment income	$(0.28)	$(0.26)	$(0.18)	$(0.19)	$(0.25)
Total distributions	$(0.28)	$(0.26)	$(0.18)	$(0.19)	$(0.25)
Net asset value — End of year	$8.02	$7.83	$7.98	$8.94	$8.90
Total Return(2)	6.16%	1.36%	(8.77)%	2.55%	3.76%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$108,842	$79,202	$74,789	$77,593	$57,461
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	0.51%	0.50%	0.47%	0.45%	0.47%
Interest and fee expense(4)	0.00%(5)	0.03%	—	—	—
Total expenses	0.51%	0.53%	0.47%	0.45%	0.47%
Net expenses	0.51%	0.53%	0.47%	0.45%	0.47%
Net investment income	3.61%	3.29%	2.11%	2.02%	2.65%
Portfolio Turnover	47%	86%	42%	25%	36%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(5)	Amount is less than 0.005%.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2024
Financial Highlights — continued

	South Carolina Fund — Class A
	Year Ended August 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$8.54	$8.62	$9.51	$9.44	$9.39
Income (Loss) From Operations
Net investment income(1)	$0.29	$0.21	$0.17	$0.17	$0.22
Net realized and unrealized gain (loss)	0.17	(0.09)	(0.90)	0.07	0.05
Total income (loss) from operations	$0.46	$0.12	$(0.73)	$0.24	$0.27
Less Distributions
From net investment income	$(0.29)	$(0.20)	$(0.16)	$(0.17)	$(0.22)
Total distributions	$(0.29)	$(0.20)	$(0.16)	$(0.17)	$(0.22)
Net asset value — End of year	$8.71	$8.54	$8.62	$9.51	$9.44
Total Return(2)	5.50%	1.44%	(7.69)%	2.59%	2.97%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$71,177	$70,953	$77,965	$90,752	$78,914
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	0.69%	0.66%	0.65%	0.64%	0.65%
Interest and fee expense(4)	0.02%	0.07%	0.02%	0.01%	0.04%
Total expenses	0.71%	0.73%	0.67%	0.65%	0.69%
Net expenses	0.71%	0.73%	0.67%	0.65%	0.69%
Net investment income	3.40%	2.38%	1.81%	1.81%	2.31%
Portfolio Turnover	99%	72%	12%	20%	28%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2024
Financial Highlights — continued

	South Carolina Fund — Class C
	Year Ended August 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$9.06	$9.14	$10.09	$10.01	$9.96
Income (Loss) From Operations
Net investment income(1)	$0.24	$0.15	$0.10	$0.11	$0.16
Net realized and unrealized gain (loss)	0.18	(0.08)	(0.95)	0.08	0.05
Total income (loss) from operations	$0.42	$0.07	$(0.85)	$0.19	$0.21
Less Distributions
From net investment income	$(0.24)	$(0.15)	$(0.10)	$(0.11)	$(0.16)
Total distributions	$(0.24)	$(0.15)	$(0.10)	$(0.11)	$(0.16)
Net asset value — End of year	$9.24	$9.06	$9.14	$10.09	$10.01
Total Return(2)	4.71%	0.74%	(8.44)%	1.89%	2.17%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$4,976	$4,954	$7,333	$11,030	$14,085
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	1.44%	1.41%	1.40%	1.39%	1.40%
Interest and fee expense(4)	0.02%	0.07%	0.02%	0.01%	0.04%
Total expenses	1.46%	1.48%	1.42%	1.40%	1.44%
Net expenses	1.46%	1.48%	1.42%	1.40%	1.44%
Net investment income	2.65%	1.62%	1.05%	1.09%	1.57%
Portfolio Turnover	99%	72%	12%	20%	28%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2024
Financial Highlights — continued

	South Carolina Fund — Class I
	Year Ended August 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$8.54	$8.62	$9.52	$9.45	$9.40
Income (Loss) From Operations
Net investment income(1)	$0.31	$0.22	$0.18	$0.19	$0.23
Net realized and unrealized gain (loss)	0.17	(0.08)	(0.90)	0.07	0.06
Total income (loss) from operations	$0.48	$0.14	$(0.72)	$0.26	$0.29
Less Distributions
From net investment income	$(0.31)	$(0.22)	$(0.18)	$(0.19)	$(0.24)
Total distributions	$(0.31)	$(0.22)	$(0.18)	$(0.19)	$(0.24)
Net asset value — End of year	$8.71	$8.54	$8.62	$9.52	$9.45
Total Return(2)	5.72%	1.64%	(7.60)%	2.80%	3.17%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$105,813	$96,738	$68,602	$70,780	$56,246
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	0.49%	0.46%	0.45%	0.44%	0.45%
Interest and fee expense(4)	0.02%	0.07%	0.02%	0.01%	0.04%
Total expenses	0.51%	0.53%	0.47%	0.45%	0.49%
Net expenses	0.51%	0.53%	0.47%	0.45%	0.49%
Net investment income	3.60%	2.61%	2.01%	2.01%	2.50%
Portfolio Turnover	99%	72%	12%	20%	28%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2024
Financial Highlights — continued

	Virginia Fund — Class A
	Year Ended August 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$7.04	$7.19	$8.10	$8.06	$8.03
Income (Loss) From Operations
Net investment income(1)	$0.24	$0.21	$0.17	$0.18	$0.20
Net realized and unrealized gain (loss)	0.18	(0.17)	(0.92)	0.03	0.04
Total income (loss) from operations	$0.42	$0.04	$(0.75)	$0.21	$0.24
Less Distributions
From net investment income	$(0.24)	$(0.19)	$(0.16)	$(0.17)	$(0.21)
Total distributions	$(0.24)	$(0.19)	$(0.16)	$(0.17)	$(0.21)
Net asset value — End of year	$7.22	$7.04	$7.19	$8.10	$8.06
Total Return(2)	6.12%	0.62%	(9.30)%	2.67%	3.09%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$32,662	$33,859	$38,319	$46,788	$48,031
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	0.74%	0.70%	0.69%	0.67%	0.68%
Interest and fee expense(4)	—	0.05%	0.02%	0.01%	0.08%
Total expenses	0.74%	0.75%	0.71%	0.68%	0.76%
Net expenses	0.74%	0.75%	0.71%	0.68%	0.76%
Net investment income	3.43%	2.87%	2.19%	2.18%	2.53%
Portfolio Turnover	78%	72%	19%	33%	17%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2024
Financial Highlights — continued

	Virginia Fund — Class C
	Year Ended August 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$7.80	$7.97	$8.98	$8.92	$8.90
Income (Loss) From Operations
Net investment income(1)	$0.21	$0.17	$0.12	$0.13	$0.16
Net realized and unrealized gain (loss)	0.20	(0.18)	(1.01)	0.05	0.03
Total income (loss) from operations	$0.41	$(0.01)	$(0.89)	$0.18	$0.19
Less Distributions
From net investment income	$(0.21)	$(0.16)	$(0.12)	$(0.12)	$(0.17)
Total distributions	$(0.21)	$(0.16)	$(0.12)	$(0.12)	$(0.17)
Net asset value — End of year	$8.00	$7.80	$7.97	$8.98	$8.92
Total Return(2)	5.33%	(0.18)%	(9.99)%	2.08%	2.17%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,762	$1,584	$2,895	$4,551	$4,289
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	1.49%	1.46%	1.44%	1.42%	1.43%
Interest and fee expense(4)	—	0.05%	0.02%	0.01%	0.08%
Total expenses	1.49%	1.51%	1.46%	1.43%	1.51%
Net expenses	1.49%	1.51%	1.46%	1.43%	1.51%
Net investment income	2.68%	2.10%	1.44%	1.42%	1.77%
Portfolio Turnover	78%	72%	19%	33%	17%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2024
Financial Highlights — continued

	Virginia Fund — Class I
	Year Ended August 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$7.05	$7.21	$8.12	$8.07	$8.05
Income (Loss) From Operations
Net investment income(1)	$0.26	$0.22	$0.18	$0.19	$0.22
Net realized and unrealized gain (loss)	0.19	(0.17)	(0.91)	0.05	0.03
Total income (loss) from operations	$0.45	$0.05	$(0.73)	$0.24	$0.25
Less Distributions
From net investment income	$(0.26)	$(0.21)	$(0.18)	$(0.19)	$(0.23)
Total distributions	$(0.26)	$(0.21)	$(0.18)	$(0.19)	$(0.23)
Net asset value — End of year	$7.24	$7.05	$7.21	$8.12	$8.07
Total Return(2)	6.47%	0.69%	(9.09)%	3.00%	3.17%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$26,538	$22,612	$19,671	$23,589	$19,401
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	0.54%	0.50%	0.49%	0.47%	0.48%
Interest and fee expense(4)	—	0.05%	0.02%	0.01%	0.08%
Total expenses	0.54%	0.55%	0.51%	0.48%	0.56%
Net expenses	0.54%	0.55%	0.51%	0.48%	0.56%
Net investment income	3.63%	3.08%	2.39%	2.36%	2.72%
Portfolio Turnover	78%	72%	19%	33%	17%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2024
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eighteen funds, seven of which, each non-diversified, are included in these financial statements. They include Eaton Vance Georgia Municipal Income Fund (Georgia Fund), Eaton Vance Maryland Municipal Income Fund (Maryland Fund), Eaton Vance Missouri Municipal Income Fund (Missouri Fund), Eaton Vance North Carolina Municipal Income Fund (North Carolina Fund), Eaton Vance Oregon Municipal Income Fund (Oregon Fund), Eaton Vance South Carolina Municipal Income Fund (South Carolina Fund) and Eaton Vance Virginia Municipal Income Fund (Virginia Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds' investment objective is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated a Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of August 31, 2024, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

Eaton Vance
Municipal Income Funds
August 31, 2024
Notes to Financial Statements — continued

F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
H  Floating Rate Notes Issued in Conjunction with Securities Held—The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 9) at August 31, 2024. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At August 31, 2024, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:
South Carolina Fund
Floating Rate Notes Outstanding	$1,600,956
Interest Rate or Range of Interest Rates (%)	2.95
Collateral for Floating Rate Notes Outstanding	$2,206,420
For the year ended August 31, 2024, the Funds’ average settled Floating Rate Notes outstanding and the average interest rate including fees were as follows:
	Oregon Fund	South Carolina Fund
Average Floating Rate Notes Outstanding	$ 144,262	$880,055
Average Interest Rate	4.49%	4.23%
In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of August 31, 2024.

Eaton Vance
Municipal Income Funds
August 31, 2024
Notes to Financial Statements — continued

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.
The Funds' investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds' investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Effective August 19, 2022, the Funds began operating under Rule 18f-4 under the 1940 Act, which, among other things, governs the use of derivative investments and certain financing transactions by registered investment companies. As of the date of this report, consistent with Rule 18f-4, the Funds have elected to treat their investments in residual interest bonds, along with similar financing transactions, as derivatives transactions subject to the Funds’ value-at-risk (VaR)-based limits on leverage risk. The Funds may change this election (and elect to treat these investments and other similar financing transactions like bank borrowings subject to the asset coverage requirements of Section 18 of the 1940 Act) at any time. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.
I  When-Issued Securities and Delayed Delivery Transactions—The Funds may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
2  Distributions to Shareholders and Income Tax Information
The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended August 31, 2024 and August 31, 2023 was as follows:
	Year Ended August 31, 2024
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Tax-exempt income	$3,490,749	$2,364,082	$2,898,217	$6,109,247
Ordinary income	$86,193	$159,240	$132,885	$99,892

	Year Ended August 31, 2024
	Oregon Fund	South Carolina Fund	Virginia Fund
Tax-exempt income	$5,413,104	$5,974,951	$1,969,650
Ordinary income	$294,936	$55,033	$55,199

Eaton Vance
Municipal Income Funds
August 31, 2024
Notes to Financial Statements — continued

	Year Ended August 31, 2023
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Tax-exempt income	$3,015,535	$1,869,204	$2,481,042	$4,348,718
Ordinary income	$589	$138,885	$18,470	$39,493

	Year Ended August 31, 2023
	Oregon Fund	South Carolina Fund	Virginia Fund
Tax-exempt income	$4,690,185	$3,917,831	$1,603,657
Ordinary income	$98,465	$66,026	$54,292
As of August 31, 2024, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Undistributed tax-exempt income	$ 17,905	$ 14,076	$ 32,655	$ 204,827
Deferred capital losses	(8,509,070)	(6,198,808)	(4,835,950)	(13,402,017)
Net unrealized appreciation (depreciation)	1,377,688	(537,374)	1,457,310	3,454,081
Distributions payable	(62,898)	(39,383)	(34,727)	(206,002)
Accumulated loss	$(7,176,375)	$(6,761,489)	$(3,380,712)	$(9,949,111)

	Oregon Fund	South Carolina Fund	Virginia Fund
Undistributed tax-exempt income	$ 18,168	$ 132,601	$ 33,419
Deferred capital losses	(21,567,840)	(12,741,654)	(8,367,193)
Net unrealized appreciation (depreciation)	3,142,096	2,397,429	1,116,054
Distributions payable	(19,812)	(133,304)	(33,919)
Accumulated loss	$(18,427,388)	$(10,344,928)	$(7,251,639)
At August 31, 2024, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Deferred capital losses:
Short-term	$3,414,988	$2,254,804	$1,358,789	$5,497,077
Long-term	$5,094,082	$3,944,004	$3,477,161	$7,904,940

Eaton Vance
Municipal Income Funds
August 31, 2024
Notes to Financial Statements — continued

	Oregon Fund	South Carolina Fund	Virginia Fund
Deferred capital losses:
Short-term	$8,708,987	$6,670,528	$3,490,503
Long-term	$12,858,853	$6,071,126	$4,876,690
The cost and unrealized appreciation (depreciation) of investments of each Fund at August 31, 2024, as determined on a federal income tax basis, were as follows:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Aggregate cost	$122,988,244	$85,045,453	$81,285,565	$206,539,009
Gross unrealized appreciation	$2,149,906	$1,540,193	$2,023,901	$4,353,908
Gross unrealized depreciation	(772,218)	(2,077,567)	(566,591)	(899,827)
Net unrealized appreciation (depreciation)	$1,377,688	$(537,374)	$1,457,310	$3,454,081

	Oregon Fund	South Carolina Fund	Virginia Fund
Aggregate cost	$198,395,591	$177,517,910	$59,915,767
Gross unrealized appreciation	$4,180,141	$2,770,995	$1,459,673
Gross unrealized depreciation	(1,038,045)	(373,566)	(343,619)
Net unrealized appreciation	$3,142,096	$2,397,429	$1,116,054
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to each Fund. The investment adviser fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as follows and is payable monthly:
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $20 million	0.100%	1.000%
$20 million but less than $40 million	0.200%	2.000%
$40 million but less than $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275%	2.750%
$1 billion but less than $1.5 billion	0.250%	2.500%
$1.5 billion but less than $2 billion	0.225%	2.250%
$2 billion but less than $3 billion	0.200%	2.000%
$3 billion and over	0.175%	1.750%

Eaton Vance
Municipal Income Funds
August 31, 2024
Notes to Financial Statements — continued

For the year ended August 31, 2024, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Investment Adviser Fee	$390,911	$244,106	$288,186	$723,067
Effective Annual Rate	0.34%	0.31%	0.33%	0.37%

	Oregon Fund	South Carolina Fund	Virginia Fund
Investment Adviser Fee	$611,051	$647,151	$162,441
Effective Annual Rate	0.37%	0.37%	0.28%
Eaton Vance Management (EVM), an affiliate of BMR, serves as the administrator of each Fund, but receives no compensation.
EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of BMR, EVM and EVD, also received a portion of the sales charge on sales of Class A shares. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD and Morgan Stanley affiliated broker-dealers for the year ended August 31, 2024 were as follows:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
EVM's Sub-Transfer Agent Fees	$3,206	$5,624	$4,892	$12,048
EVD's Class A Sales Charges	$219	$3,208	$3,687	$11,046
Morgan Stanley affiliated broker-dealers’ Class A Sales Charges	$151	$2,898	$3,712	$ —

	Oregon Fund	South Carolina Fund	Virginia Fund
EVM's Sub-Transfer Agent Fees	$4,626	$3,740	$7,846
EVD's Class A Sales Charges	$21,684	$8,357	$905
Morgan Stanley affiliated broker-dealers’ Class A Sales Charges	$3,350	$4,169	$ —
Trustees and officers of the Funds who are members of EVM’s or BMR's organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Funds are officers of the above organizations.

Eaton Vance
Municipal Income Funds
August 31, 2024
Notes to Financial Statements — continued

4  Distribution Plans
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended August 31, 2024 for Class A shares amounted to the following:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Class A Distribution and Service Fees	$65,419	$57,706	$101,450	$103,152

	Oregon Fund	South Carolina Fund	Virginia Fund
Class A Distribution and Service Fees	$144,959	$140,052	$66,748
Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the year ended August 31, 2024, the Funds paid or accrued to EVD the following distribution fees:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Class C Distribution Fees	$24,202	$20,950	$30,806	$44,506

	Oregon Fund	South Carolina Fund	Virginia Fund
Class C Distribution Fees	$32,312	$36,594	$11,507
The Class C Plan also authorizes each Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to Class C shares. The Trustees approved service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended August 31, 2024 amounted to the following:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Class C Service Fees	$6,454	$5,587	$8,215	$11,868

	Oregon Fund	South Carolina Fund	Virginia Fund
Class C Service Fees	$8,616	$9,758	$3,068
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

Eaton Vance
Municipal Income Funds
August 31, 2024
Notes to Financial Statements — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended August 31, 2024, the Funds were informed that EVD received the following amounts of CDSCs paid by Class A and Class C shareholders:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Class A	$ —	$1,672	$ —	$ —
Class C	$484	$ —	$ —	$ —(1)
(1)	Amount is less than $100.
	Oregon Fund	South Carolina Fund	Virginia Fund
Class A	$2,804	$767	$978
Class C	$ —	$ —	$ —(1)
(1)	Amount is less than $100.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, for the year ended August 31, 2024 were as follows:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Purchases	$59,885,374	$41,325,185	$59,192,711	$154,580,692
Sales	$49,955,381	$32,789,256	$61,605,928	$135,065,803

	Oregon Fund	South Carolina Fund	Virginia Fund
Purchases	$122,845,868	$173,122,536	$47,071,647
Sales	$78,143,055	$168,096,684	$45,294,055

Eaton Vance
Municipal Income Funds
August 31, 2024
Notes to Financial Statements — continued

7  Shares of Beneficial Interest
Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
Georgia Fund
	Year Ended August 31, 2024			Year Ended August 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	225,386	$ 1,815,793	506,402	$ 4,061,838
Issued to shareholders electing to receive payments of distributions in Fund shares	115,049	920,958	110,339	879,710
Redemptions	(1,056,338)	(8,486,207)	(928,617)	(7,398,158)
Net decrease	(715,903)	$(5,749,456)	(311,876)	$(2,456,610)
Class C
Sales	72,782	$ 615,808	41,813	$ 352,960
Issued to shareholders electing to receive payments of distributions in Fund shares	7,708	66,016	7,022	59,891
Redemptions	(148,193)	(1,276,328)	(99,559)	(854,191)
Net decrease	(67,703)	$ (594,504)	(50,724)	$ (441,340)
Class I
Sales	3,465,505	$27,899,784	3,250,983	$25,928,281
Issued to shareholders electing to receive payments of distributions in Fund shares	229,593	1,845,812	171,381	1,370,333
Redemptions	(2,469,244)	(19,634,286)	(3,141,737)	(24,998,649)
Net increase	1,225,854	$10,111,310	280,627	$ 2,299,965
Maryland Fund
	Year Ended August 31, 2024			Year Ended August 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	763,575	$ 6,336,189	245,137	$ 2,001,877
Issued to shareholders electing to receive payments of distributions in Fund shares	88,098	725,286	74,663	609,324
Redemptions	(678,036)	(5,614,693)	(1,187,598)	(9,700,446)
Net increase (decrease)	173,637	$ 1,446,782	(867,798)	$(7,089,245)

Eaton Vance
Municipal Income Funds
August 31, 2024
Notes to Financial Statements — continued

Maryland Fund (continued)
	Year Ended August 31, 2024			Year Ended August 31, 2023
	Shares	Amount	Shares	Amount
Class C
Sales	40,435	$ 366,527	40,752	$ 364,170
Issued to shareholders electing to receive payments of distributions in Fund shares	6,624	59,267	6,231	55,469
Redemptions	(250,789)	(2,272,225)	(133,758)	(1,185,605)
Net decrease	(203,730)	$(1,846,431)	(86,775)	$ (765,966)
Class I
Sales	2,507,998	$20,747,382	2,552,445	$20,840,579
Issued to shareholders electing to receive payments of distributions in Fund shares	155,973	1,287,099	120,205	983,606
Redemptions	(1,934,163)	(15,834,717)	(2,275,857)	(18,576,820)
Net increase	729,808	$ 6,199,764	396,793	$ 3,247,365
Missouri Fund
	Year Ended August 31, 2024			Year Ended August 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	1,278,177	$10,877,726	2,054,111	$17,816,649
Issued to shareholders electing to receive payments of distributions in Fund shares	183,008	1,573,412	158,168	1,363,848
Redemptions	(2,249,638)	(19,454,463)	(1,208,394)	(10,370,113)
Net increase (decrease)	(788,453)	$(7,003,325)	1,003,885	$ 8,810,384
Class C
Sales	33,901	$ 328,005	37,852	$ 359,604
Issued to shareholders electing to receive payments of distributions in Fund shares	9,498	90,034	9,407	89,444
Redemptions	(271,672)	(2,573,368)	(82,378)	(778,601)
Net decrease	(228,273)	$(2,155,329)	(35,119)	$ (329,553)
Class I
Sales	1,418,292	$12,224,515	1,803,892	$15,508,473
Issued to shareholders electing to receive payments of distributions in Fund shares	104,910	904,234	74,213	640,375
Redemptions	(1,103,607)	(9,453,985)	(1,043,628)	(8,984,537)
Net increase	419,595	$ 3,674,764	834,477	$ 7,164,311

Eaton Vance
Municipal Income Funds
August 31, 2024
Notes to Financial Statements — continued

North Carolina Fund
	Year Ended August 31, 2024			Year Ended August 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	857,742	$ 7,219,263	1,120,952	$ 9,392,064
Issued to shareholders electing to receive payments of distributions in Fund shares	166,733	1,392,527	133,226	1,109,186
Redemptions	(1,288,414)	(10,741,401)	(1,579,911)	(13,213,278)
Net decrease	(263,939)	$(2,129,611)	(325,733)	$(2,712,028)
Class C
Sales	28,512	$ 257,161	99,699	$ 892,772
Issued to shareholders electing to receive payments of distributions in Fund shares	14,843	133,245	11,859	106,189
Redemptions	(183,231)	(1,653,370)	(254,805)	(2,281,284)
Net decrease	(139,876)	$(1,262,964)	(143,247)	$(1,282,323)
Class I
Sales	8,392,089	$70,328,569	9,115,758	$76,404,953
Issued to shareholders electing to receive payments of distributions in Fund shares	301,879	2,530,864	173,612	1,449,715
Redemptions	(5,402,516)	(44,943,010)	(7,099,016)	(59,228,727)
Net increase	3,291,452	$27,916,423	2,190,354	$18,625,941
Oregon Fund
	Year Ended August 31, 2024			Year Ended August 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	3,076,739	$24,441,345	1,304,585	$10,351,362
Issued to shareholders electing to receive payments of distributions in Fund shares	300,251	2,374,793	265,740	2,107,029
Redemptions	(1,896,938)	(14,918,700)	(2,828,442)	(22,408,930)
Net increase (decrease)	1,480,052	$11,897,438	(1,258,117)	$(9,950,539)
Class C
Sales	25,804	$ 225,646	12,491	$ 108,737
Issued to shareholders electing to receive payments of distributions in Fund shares	12,043	104,141	14,155	122,851
Redemptions	(168,092)	(1,446,425)	(266,439)	(2,305,223)
Net decrease	(130,245)	$(1,116,638)	(239,793)	$(2,073,635)

Eaton Vance
Municipal Income Funds
August 31, 2024
Notes to Financial Statements — continued

Oregon Fund (continued)
	Year Ended August 31, 2024			Year Ended August 31, 2023
	Shares	Amount	Shares	Amount
Class I
Sales	6,381,836	$50,661,629	4,559,635	$36,203,534
Issued to shareholders electing to receive payments of distributions in Fund shares	378,219	2,989,219	292,086	2,313,660
Redemptions	(3,315,200)	(26,014,381)	(4,100,438)	(32,414,290)
Net increase	3,444,855	$27,636,467	751,283	$ 6,102,904
South Carolina Fund
	Year Ended August 31, 2024			Year Ended August 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	1,048,858	$ 9,036,456	1,588,707	$13,704,987
Issued to shareholders electing to receive payments of distributions in Fund shares	241,980	2,075,959	187,279	1,606,368
Redemptions	(1,427,355)	(12,229,878)	(2,511,149)	(21,519,227)
Net decrease	(136,517)	$(1,117,463)	(735,163)	$(6,207,872)
Class C
Sales	146,535	$ 1,333,347	64,973	$ 598,130
Issued to shareholders electing to receive payments of distributions in Fund shares	10,950	99,595	9,513	86,509
Redemptions	(165,828)	(1,505,848)	(329,483)	(2,999,591)
Net decrease	(8,343)	$ (72,906)	(254,997)	$(2,314,952)
Class I
Sales	3,732,621	$31,988,000	6,668,241	$57,312,792
Issued to shareholders electing to receive payments of distributions in Fund shares	275,606	2,368,150	178,683	1,534,527
Redemptions	(3,187,770)	(27,209,845)	(3,477,491)	(29,807,248)
Net increase	820,457	$ 7,146,305	3,369,433	$29,040,071

Eaton Vance
Municipal Income Funds
August 31, 2024
Notes to Financial Statements — continued

Virginia Fund
	Year Ended August 31, 2024			Year Ended August 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	440,889	$ 3,108,751	436,271	$ 3,130,931
Issued to shareholders electing to receive payments of distributions in Fund shares	137,236	973,415	117,192	832,610
Redemptions	(866,379)	(6,201,271)	(1,070,011)	(7,638,300)
Net decrease	(288,254)	$(2,119,105)	(516,548)	$(3,674,759)
Class C
Sales	54,696	$ 436,385	17,673	$ 140,242
Issued to shareholders electing to receive payments of distributions in Fund shares	4,585	36,020	4,463	35,063
Redemptions	(42,257)	(334,421)	(182,204)	(1,420,190)
Net increase (decrease)	17,024	$ 137,984	(160,068)	$(1,244,885)
Class I
Sales	1,674,548	$11,865,586	1,898,880	$13,507,574
Issued to shareholders electing to receive payments of distributions in Fund shares	93,600	665,395	70,944	505,665
Redemptions	(1,307,521)	(9,129,358)	(1,493,106)	(10,625,790)
Net increase	460,627	$ 3,401,623	476,718	$ 3,387,449
8  Line of Credit
The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the year ended August 31, 2024.
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Municipal Income Funds
August 31, 2024
Notes to Financial Statements — continued

At August 31, 2024, the hierarchy of inputs used in valuing the Funds' investments, which are carried at fair value, were as follows:
Georgia Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$122,589,874	$ —	$122,589,874
Taxable Municipal Obligations	—	1,776,058	—	1,776,058
Total Investments	$ —	$124,365,932	$ —	$124,365,932
Maryland Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 79,519,707	$ —	$ 79,519,707
Taxable Municipal Obligations	—	4,546,098	—	4,546,098
Trust Units	—	442,274	—	442,274
Total Investments	$ —	$ 84,508,079	$ —	$ 84,508,079
Missouri Fund
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 1,015,426	$ —	$ 1,015,426
Tax-Exempt Municipal Obligations	—	78,298,288	—	78,298,288
Taxable Municipal Obligations	—	3,111,538	—	3,111,538
Trust Units	—	317,623	—	317,623
Total Investments	$ —	$ 82,742,875	$ —	$ 82,742,875
North Carolina Fund
Asset Description	Level 1	Level 2	Level 3*	Total
Corporate Bonds	$ —	$ —	$600,850	$ 600,850
Tax-Exempt Municipal Obligations	—	206,165,079	—	206,165,079
Taxable Municipal Obligations	—	2,873,353	—	2,873,353
Trust Units	—	353,808	—	353,808
Total Investments	$ —	$209,392,240	$600,850	$209,993,090
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Eaton Vance
Municipal Income Funds
August 31, 2024
Notes to Financial Statements — continued

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended August 31, 2024 is not presented.
Oregon Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$191,940,984	$ —	$191,940,984
Taxable Municipal Obligations	—	9,596,703	—	9,596,703
Total Investments	$ —	$201,537,687	$ —	$201,537,687
South Carolina Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$180,209,819	$ —	$180,209,819
Taxable Municipal Obligations	—	848,134	—	848,134
Trust Units	—	458,342	—	458,342
Total Investments	$ —	$181,516,295	$ —	$181,516,295
Virginia Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 60,534,261	$ —	$ 60,534,261
Taxable Municipal Obligations	—	497,560	—	497,560
Total Investments	$ —	$ 61,031,821	$ —	$ 61,031,821

Eaton Vance
Municipal Income Funds
August 31, 2024
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance Georgia Municipal Income Fund, Eaton Vance Maryland Municipal Income Fund, Eaton Vance Missouri Municipal Income Fund, Eaton Vance North Carolina Municipal Income Fund, Eaton Vance Oregon Municipal Income Fund, Eaton Vance South Carolina Municipal Income Fund and Eaton Vance Virginia Municipal Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Eaton Vance Georgia Municipal Income Fund, Eaton Vance Maryland Municipal Income Fund, Eaton Vance Missouri Municipal Income Fund, Eaton Vance North Carolina Municipal Income Fund, Eaton Vance Oregon Municipal Income Fund, Eaton Vance South Carolina Municipal Income Fund and Eaton Vance Virginia Municipal Income Fund (collectively, the “Funds”) (certain of the funds constituting Eaton Vance Municipals Trust), including the portfolios of investments, as of August 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 17, 2024
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Eaton Vance
Municipal Income Funds
August 31, 2024
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2025 will show the tax status of all distributions paid to your account in calendar year 2024. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of exempt-interest dividends.
Exempt-Interest Dividends. For the fiscal year ended August 31, 2024, the Funds designate the following percentages of distributions from net investment income as exempt-interest dividends:
Georgia Municipal Income Fund	97.59%
Maryland Municipal Income Fund	93.69%
Missouri Municipal Income Fund	95.62%
North Carolina Municipal Income Fund	98.39%
Oregon Municipal Income Fund	94.83%
South Carolina Municipal Income Fund	99.09%
Virginia Municipal Income Fund	97.27%

Eaton Vance
Municipal Income Funds
August 31, 2024
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 6, 2024, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2024, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios, and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each funds’ valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Eaton Vance
Municipal Income Funds
August 31, 2024
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 6, 2024 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser and sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

Eaton Vance
Municipal Income Funds
August 31, 2024
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreements between each of the following funds:
•  Eaton Vance Georgia Municipal Income Fund
•  Eaton Vance Maryland Municipal Income Fund
•  Eaton Vance Missouri Municipal Income Fund
•  Eaton Vance North Carolina Municipal Income Fund
•  Eaton Vance Oregon Municipal Income Fund
•  Eaton Vance South Carolina Municipal Income Fund
•  Eaton Vance Virginia Municipal Income Fund
(the “Funds”) and Boston Management and Research (the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by each Fund, including the education and experience of the investment professionals who provide services to the Funds, including recent changes to such personnel, where relevant. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including each Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Funds.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.
Fund Performance
The Board compared each Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices and a customized peer group of similarly managed funds, and assessed each Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data with respect to each Fund for the one-, three-, five- and ten-year periods ended December 31, 2023.

Eaton Vance
Municipal Income Funds
August 31, 2024
Board of Trustees’ Contract Approval — continued

In this regard, the Board noted each Fund’s performance relative to its peer group, custom peer group and primary and secondary benchmark indexes for the three-year period, as follows:
Performance Relative to:
Fund	Median of Peers	Median of Custom Peers	Primary Index	Secondary Index
Eaton Vance Georgia Municipal Income Fund	Higher	Higher	Lower	Lower
Eaton Vance Maryland Municipal Income Fund	Higher	Higher	Lower	Higher
Eaton Vance Missouri Municipal Income Fund	Lower	Equal	Lower	Lower
Eaton Vance North Carolina Municipal Income Fund	Higher	Higher	Lower	Higher
Eaton Vance Oregon Municipal Income Fund	Lower	Equal	Lower	Lower
Eaton Vance South Carolina Municipal Income Fund	Higher	Higher	Lower	Lower
Eaton Vance Virginia Municipal Income Fund	Lower	Lower	Lower	Lower
The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income over time through investments that, relative to its comparable funds, focus on higher quality municipal bonds with longer maturities. With respect to Eaton Vance Missouri Municipal Income Fund, Eaton Vance Oregon Municipal Income Fund and Eaton Vance Virginia Municipal Income Fund, on the basis of the foregoing, the performance of each Fund over other periods, and other relevant information provided by the Adviser in response to requests from the Contract Review Committee, the Board concluded that the performance of each Fund was satisfactory. With respect to all other Funds, the Board concluded that the performance of each Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the one-year period ended December 31, 2023, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on each Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are not excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data showing for recent years, asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that each Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of each advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from any economies of scale in the future.

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MUNI7-NCSR    8.31.24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Principal Financial Officer’s Section 302 certification.
(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	October 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	October 21, 2024

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	October 21, 2024